SEC. File Nos. 033-12967

811-05085

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 58

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 60

CAPITAL INCOME BUILDER

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Michael W. Stockton, Secretary

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Mark C. Easton

O'Melveny & Myers LLP

400 South Hope Street

Los Angeles, California 90071-2899

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on October 30, 2020, pursuant to paragraph (b) of Rule 485.

Capital Income Builder® Prospectus October 30, 2020

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	CAIBX	CIBCX	TCIBX	CIBFX	CAIFX	CFIHX	CIRAX	CIRCX	CIREX	TCBBX	CIRFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FBCIX	FWCBX	RIRAX	RIRBX	RCEEX	RIRCX	RIREX	RIRHX	RIRFX	RIRGX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 35 of the prospectus and on page 80 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.24
Other expenses[2]	0.13	0.13	0.11	0.17	0.15	0.05	0.18
Total annual fund operating expenses	0.61	1.36	0.59	0.65	0.38	0.28	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25[2]	none	none	1.00
Other expenses	0.18[2]	0.14[2]	0.17[2]	0.18[2]	0.15[3]	0.10[3]	0.15[2]
Total annual fund operating expenses	1.41	0.87	0.65	0.66	0.38	0.33	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.39	0.25	0.20	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.37	1.08	0.93	0.62	0.42	0.32	0.27

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

Capital Income Builder / Prospectus     1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$634	$238	$309	$66	$39	$29	$414	$244	$89	$315	$67	$39	$34	$140
3 years	759	431	434	208	122	90	551	446	278	453	211	122	106	437
5 years	896	745	571	362	213	157	700	771	482	603	368	213	185	755
10 years	1,293	1,429	969	810	480	356	1,132	1,204	1,073	1,040	822	480	418	1,657

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$139	$110	$95	$63	$43	$33	$28		1 year	$138	$144
3 years	434	343	296	199	135	103	87		3 years	431	446
5 years	750	595	515	346	235	180	152		5 years	745	771
10 years	1,646	1,317	1,143	774	530	406	343		10 years	1,429	1,204

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal investment strategies The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

2     Capital Income Builder / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have

Capital Income Builder / Prospectus     3

greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

4     Capital Income Builder / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 70% of the MSCI ACWI and 30% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Capital Income Builder / Prospectus     5

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	7/30/1987	10.62%	4.05%	6.44%	8.83%
− After taxes on distributions		9.37	2.99	5.41	N/A
− After taxes on distributions and sale of fund shares		6.91	2.94	4.97	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	15.51%	4.46%	6.39%	6.63%
F-1	3/15/2001	17.31	5.21	7.01	6.94
F-2	8/1/2008	17.64	5.49	7.29	5.80
F-3	1/27/2017	17.76	N/A	N/A	7.59
529-A	2/19/2002	13.21	4.46	6.61	6.82
529-C	2/20/2002	15.45	4.41	6.57	6.78
529-E	3/1/2002	17.06	4.97	6.73	6.65
529-F-1	9/17/2002	17.59	5.45	7.23	7.49
R-1	6/11/2002	16.47	4.44	6.22	5.98
R-2	5/31/2002	16.46	4.45	6.23	5.88
R-2E	8/29/2014	16.81	4.79	N/A	4.28
R-3	6/4/2002	16.99	4.92	6.69	6.40
R-4	5/20/2002	17.33	5.23	7.02	6.71
R-5E	11/20/2015	17.60	N/A	N/A	6.91
R-5	5/15/2002	17.70	5.55	7.34	7.03
R-6	5/1/2009	17.76	5.61	7.40	9.14

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.60%	8.41%	8.79%	N/A
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	6.25%
70%/30% MSCI ACWI/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.21	6.95	7.47	N/A
Lipper Global Equity Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	21.01	6.20	7.16	N/A
Class A annualized 30-day yield at April 30, 2020: 2.90% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

6     Capital Income Builder / Prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Winnie Kwan Co-President and Trustee	14 years	Partner – Capital Research Global Investors
David A. Hoag Co-President	17 years	Partner – Capital Fixed Income Investors
Steven T. Watson Co-President	14 years	Partner – Capital International Investors
Alfonso Barroso Senior Vice President	11 years	Partner – Capital Research Global Investors
Grant L. Cambridge Senior Vice President	8 years	Partner – Capital International Investors
Joyce E. Gordon Senior Vice President	21 years	Partner – Capital Research Global Investors
James B. Lovelace Senior Vice President	29 years	Partner — Capital Research Global Investors

Fergus N. MacDonald Senior Vice President	5 years	Partner – Capital Fixed Income Investors

David M. Riley Senior Vice President	17 years	Partner – Capital Research Global Investors
Bradley J. Vogt Senior Vice President	12 years	Partner — Capital Research Global Investors
Philip Winston Senior Vice President	7 years	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital Income Builder / Prospectus     7

Investment objectives, strategies and risks The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

8     Capital Income Builder / Prospectus

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

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Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of debt securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, certain of the fund’s debt securities may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

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Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not shown. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI All Country World Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 70% and 30%, respectively. This assumes the blend is rebalanced monthly. The MSCI All Country World Index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results for the blend are not shown. The Lipper Global Equity Income Funds Average is composed of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities of domestic and foreign corporations. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. This average was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not shown.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended October 31, 2020.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

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Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund

Winnie Kwan	Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	14 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
David A. Hoag	Investment professional for 32 years in total; 29 years with Capital Research and Management Company or affiliate	17 years	Serves as a fixed income portfolio manager
Steven T. Watson	Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	14 years (plus 5 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Alfonso Barroso	Investment professional for 26 years, all with Capital Research and Management Company or affiliate	11 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Grant L. Cambridge	Investment professional for 28 years in total; 23 years with Capital Research and Management Company or affiliate	8 years (plus 5 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager

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Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund

Joyce E. Gordon	Investment professional for 40 years, all with Capital Research and Management Company or affiliate	21 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
James B. Lovelace	Investment professional for 38 years, all with Capital Research and Management Company or affiliate	29 years (plus 3 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Fergus N. MacDonald	Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate	5 years (plus 9 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
David M. Riley	Investment professional for 26 years, all with Capital Research and Management Company or affiliate	17 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Bradley J. Vogt	Investment professional for 33 years, all with Capital Research and Management Company or affiliate	12 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Philip Winston	Investment professional for 36 years in total; 24 years with Capital Research and Management Company or affiliate	7 years	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

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Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial professional or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

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Unless otherwise noted or unless the context requires otherwise, references on the following pages to (i) Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares, (ii) Class F shares refer to Class F-1, F-2 and F-3 shares and (iii) Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds U.S. Government Money Market FundSM on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

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Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Capital Income Builder / Prospectus     19

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares automatically convert to Class 529-A shares, in the month of the 5-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class A shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2, F-3, 529-F-2 and 529-F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2, F-3, 529-F-2 or 529-F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares (but not Class 529-F-3 shares) are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by Capital Research and Management Company. You may open this type of account and purchase Class 529 shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

20     Capital Income Builder / Prospectus

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by Capital Research and Management Company. Class 529-A, 529-C, 529-T and 529-F shares are structured similarly to the corresponding Class A, C, T and F shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R-3 and Class R-5E shares are available through the American Funds SIMPLE IRA Plus Program and other similar programs. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Except as otherwise provided in this prospectus, Class R shares are not available to retail nonretirement accounts; traditional and Roth individual retirement accounts (IRAs); Coverdell Education Savings Accounts; SEPs, SARSEPs and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans. Class R-6 shares are available to employer-sponsored SEPs, SARSEPs and SIMPLE IRAs held in fee-based programs that are serviced through retirement plan recordkeepers.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in American Funds Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

Capital Income Builder / Prospectus     21

A 403(b) plan may not invest in American Funds Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares held under fee-based programs. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

22     Capital Income Builder / Prospectus

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C, T or F shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial professional before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Funds will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of another American Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

Capital Income Builder / Prospectus     23

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of

24     Capital Income Builder / Prospectus

overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

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Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

26     Capital Income Builder / Prospectus

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

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Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

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Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor;

— Class F-3 shares (but not Class 529-F-3 shares) are also available to institutional investors, which include, but are not limited to, charitable organizations,

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governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million; and

— Class R shares are available (i) to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, (ii) to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans, (iii) to certain institutional investors (including, but not limited to, certain charitable organizations), (iv) to certain registered investment companies approved by the fund’s investment adviser or distributor and (v) to other institutional-type accounts.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

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Sales charges

Class A and 529-A shares The initial sales charge you pay each time you buy Class A or 529-A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Class 529-A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A or 529-A shares may be higher or lower than the 1% charge described below due to rounding.

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Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus; and

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law

32     Capital Income Builder / Prospectus

and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with American Funds Distributors who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

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Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your financial professional for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

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Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

Capital Income Builder / Prospectus     35

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

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Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

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Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all American Funds share classes (excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans are restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

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In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

Capital Income Builder / Prospectus     39

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of

40     Capital Income Builder / Prospectus

CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A and 529-A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may (i) offer 529-A shares purchased through a rollover from another 529 plan at net asset value (“529 rollover”), (ii) invest a recontribution of a refunded qualified education expense in 529-A shares without a sales charge (“refunded 529 expense”) or (iii) extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the Appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms shares purchased through a 529 rollover, refunded 529 expense or a waived RMD reinvestment are available at net asset value.

For accounts held with the fund’s transfer agent, purchases of shares through 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not subject to sales charges. If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge.

Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales change paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Capital Income Builder / Prospectus     41

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

42     Capital Income Builder / Prospectus

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Capital Income Builder / Prospectus     43

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.30%	Class A shares
0.50%	Class T, F-1, 529-A, 529-T, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

44     Capital Income Builder / Prospectus

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct American Funds Distributors to exclude additional assets. In addition to the asset-based payment, American Funds Distributors provides $5 million to certain firms based on their engagement with American Funds Distributors and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with American Funds Distributors on achieving advisor training and education objectives.

In 2019, American Funds Distributors paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

American Funds Distributors compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities; and

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate American Funds Distributors’ training and education activities.

American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide American Funds Distributors broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

Separately, American Funds Distributors has identified certain firms that provide a self-directed platform for the public as well as clearing, custody and recordkeeping services for certain other intermediaries. In lieu of the formula described above, these firms receive up to .018% of assets under administration (excluding assets where the firm acts

Capital Income Builder / Prospectus     45

as a fiduciary and Class R shares). Firms may direct American Funds Distributors to exclude additional assets.

In addition to compensation through the formulas described above, American Funds Distributors provides compensation for, among other things, data (including fees to obtain information on financial professionals to better tailor training and education opportunities), account-related services, and operational improvements. American Funds Distributors estimates that in 2019 for the firms listed below, the compensation for such information and services was approximately:

Charles Schwab & Co. Inc.	$3,600,000
Commonwealth Financial Network	$50,000
Fidelity Investments	$3,200,000
LPL Financial LLC	$1,100,000
Morgan Stanley Wealth Management	$3,600,000
Northwestern Mutual Investment Services LLC	$75,000
PNC Network	$50,000
UBS Financial Services Inc.	$300,000
Wells Fargo Advisors	$450,000

American Funds Distributors also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about American Funds.

American Funds Distributors pays the recordkeepers listed below up to $1 million annually for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. The amount of the payment is based on the level of services and the access provided by the recordkeeper.

Empower (Great West Life & Annuity Insurance Company)	John Hancock

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

46     Capital Income Builder / Prospectus

Fund expenses Note that, unless otherwise stated, references to Class A, C, T and F shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F, R and 529 shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

Capital Income Builder / Prospectus     47

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 and Class 529-F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares (and the corresponding Class 529 shares) are subject to subtransfer agency fees of up to .12% of fund assets.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

Fee to Virginia529 For Class 529 shares, an expense of up to a maximum of .09% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

48     Capital Income Builder / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (and for the six months ended April 30, 2020). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table (other than information for the six months ended April 30, 2020) has been audited by PricewaterhouseCoopers LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund's unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
4/30/2020[4,5]	$61.99	$.92	$(5.30)	$(4.38)	$(1.09)	$(.60)	$(1.69)	$55.92	(7.16)%[6]	$57,252.61%[7]				3.08%[7]
10/31/2019	58.01	1.94	4.18	6.12	(2.14)	—	(2.14)	61.99	10.79	65,201.60				3.23
10/31/2018	62.81	1.95	(3.81)	(1.86)	(2.15)	(.79)	(2.94)	58.01	(3.16)	63,346.58				3.18
10/31/2017	57.48	2.07	5.29	7.36	(2.03)	—	(2.03)	62.81	13.00	71,498.59				3.43
10/31/2016	57.96	1.91	(.37)	1.54	(2.02)	—	(2.02)	57.48	2.74	69,127.60				3.34
10/31/2015	60.76	1.97	(2.38)	(.41)	(2.39)	—	(2.39)	57.96	(.69)	70,041.59				3.31
Class C:
4/30/2020[4,5]	62.07	.70	(5.29)	(4.59)	(.85)	(.60)	(1.45)	56.03	(7.49)[6]	2,807		1.34	[7]	2.33	[7]
10/31/2019	58.07	1.48	4.19	5.67	(1.67)	—	(1.67)	62.07	9.95	3,401		1.36		2.47
10/31/2018	62.86	1.47	(3.83)	(2.36)	(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		2.39
10/31/2017	57.51	1.59	5.30	6.89	(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		2.64
10/31/2016	57.98	1.46	(.37)	1.09	(1.56)	—	(1.56)	57.51	1.92	5,822		1.40		2.54
10/31/2015	60.77	1.50	(2.39)	(.89)	(1.90)	—	(1.90)	57.98	(1.48)	6,367		1.38		2.51
Class T:
4/30/2020[4,5]	62.00	1.00	(5.31)	(4.31)	(1.17)	(.60)	(1.77)	55.92	(7.03)[6,8]	—	[9]	.34	[7,8]	3.35	[7,8]
10/31/2019	58.02	2.08	4.18	6.26	(2.28)	—	(2.28)	62.00	11.06 [8]	—	[9]	.36	[8]	3.48	[8]
10/31/2018	62.83	2.09	(3.83)	(1.74)	(2.28)	(.79)	(3.07)	58.02	(2.96)[8]	—	[9]	.36	[8]	3.40	[8]
10/31/2017[4,10]	59.80	1.26	2.83	4.09	(1.06)	—	(1.06)	62.83	6.87 [6,8]	—	[9]	.38	[7,8]	3.59	[7,8]

Capital Income Builder / Prospectus 49

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets
Class F-1:
4/30/2020[4,5]	$61.98	$.91	$(5.30)	$(4.39)	$(1.07)	$(.60)	$(1.67)	$55.92	(7.17)%[6]	$3,535.65%[7]		3.04%[7]
10/31/2019	58.00	1.90	4.18	6.08	(2.10)	—	(2.10)	61.98	10.72	4,013.66		3.17
10/31/2018	62.81	1.91	(3.83)	(1.92)	(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996.66		3.11
10/31/2017	57.48	2.02	5.30	7.32	(1.99)	—	(1.99)	62.81	12.92	4,716.67		3.35
10/31/2016	57.96	1.87	(.37)	1.50	(1.98)	—	(1.98)	57.48	2.66	4,338.67		3.26
10/31/2015	60.77	1.93	(2.39)	(.46)	(2.35)	—	(2.35)	57.96	(.76)	3,987.65		3.25
Class F-2:
4/30/2020[4,5]	61.95	.99	(5.31)	(4.32)	(1.16)	(.60)	(1.76)	55.87	(7.04)[6]	10,141.38	[7]	3.31	[7]
10/31/2019	57.97	2.05	4.19	6.24	(2.26)	—	(2.26)	61.95	11.03	11,155.39		3.43
10/31/2018	62.78	2.06	(3.82)	(1.76)	(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869.39		3.37
10/31/2017	57.45	2.18	5.29	7.47	(2.14)	—	(2.14)	62.78	13.22	8,922.41		3.61
10/31/2016	57.94	2.01	(.36)	1.65	(2.14)	—	(2.14)	57.45	2.93	7,506.40		3.50
10/31/2015	60.74	2.08	(2.38)	(.30)	(2.50)	—	(2.50)	57.94	(.49)	5,284.40		3.50
Class F-3:
4/30/2020[4,5]	61.98	1.02	(5.30)	(4.28)	(1.19)	(.60)	(1.79)	55.91	(6.99)[6]	4,087.27	[7]	3.42	[7]
10/31/2019	58.01	2.12	4.17	6.29	(2.32)	—	(2.32)	61.98	11.12	4,401.29		3.54
10/31/2018	62.81	2.13	(3.82)	(1.69)	(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723.29		3.47
10/31/2017[4,11]	58.52	1.66	4.27	5.93	(1.64)	—	(1.64)	62.81	10.23 [6]	3,085.30	[7]	3.53	[7]
Class 529-A:
4/30/2020[4,5]	61.96	.91	(5.30)	(4.39)	(1.07)	(.60)	(1.67)	55.90	(7.17)[6]	2,066.64	[7]	3.04	[7]
10/31/2019	57.99	1.90	4.17	6.07	(2.10)	—	(2.10)	61.96	10.71	2,306.66		3.17
10/31/2018	62.79	1.91	(3.82)	(1.91)	(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238.66		3.11
10/31/2017	57.47	2.02	5.29	7.31	(1.99)	—	(1.99)	62.79	12.91	2,304.67		3.36
10/31/2016	57.94	1.86	(.36)	1.50	(1.97)	—	(1.97)	57.47	2.66	2,143.69		3.25
10/31/2015	60.74	1.91	(2.38)	(.47)	(2.33)	—	(2.33)	57.94	(.80)	2,170.68		3.22

50 Capital Income Builder / Prospectus

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
4/30/2020[4,5]	$62.02	$.69	$(5.28)	$(4.59)	$(.84)	$(.60)	$(1.44)	$55.99	(7.50)%[6]	$308		1.38%[7]		2.30%[7]
10/31/2019	58.03	1.46	4.17	5.63	(1.64)	—	(1.64)	62.02	9.89	375		1.40		2.44
10/31/2018	62.77	1.43	(3.81)	(2.38)	(1.57)	(.79)	(2.36)	58.03	(3.97)	425		1.42		2.33
10/31/2017	57.44	1.56	5.29	6.85	(1.52)	—	(1.52)	62.77	12.06	687		1.44		2.59
10/31/2016	57.91	1.42	(.37)	1.05	(1.52)	—	(1.52)	57.44	1.86	665		1.46		2.48
10/31/2015	60.71	1.45	(2.38)	(.93)	(1.87)	—	(1.87)	57.91	(1.55)	694		1.46		2.44
Class 529-E:
4/30/2020[4,5]	61.98	.85	(5.30)	(4.45)	(1.01)	(.60)	(1.61)	55.92	(7.28)[6]	72.86			[7]	2.83	[7]
10/31/2019	58.00	1.77	4.18	5.95	(1.97)	—	(1.97)	61.98	10.47	82.88				2.96
10/31/2018	62.79	1.77	(3.81)	(2.04)	(1.96)	(.79)	(2.75)	58.00	(3.45)	84.88				2.88
10/31/2017	57.47	1.88	5.29	7.17	(1.85)	—	(1.85)	62.79	12.65	95.90				3.13
10/31/2016	57.94	1.73	(.36)	1.37	(1.84)	—	(1.84)	57.47	2.42	89.92				3.02
10/31/2015	60.74	1.77	(2.38)	(.61)	(2.19)	—	(2.19)	57.94	(1.02)	91.92				2.98
Class 529-T:
4/30/2020[4,5]	62.00	.98	(5.30)	(4.32)	(1.15)	(.60)	(1.75)	55.93	(7.05)[6,8]	—	[9]	.40	[7,8]	3.28	[7,8]
10/31/2019	58.02	2.04	4.19	6.23	(2.25)	—	(2.25)	62.00	10.99 [8]	—	[9]	.42	[8]	3.41	[8]
10/31/2018	62.82	2.04	(3.81)	(1.77)	(2.24)	(.79)	(3.03)	58.02	(3.01)[8]	—	[9]	.42	[8]	3.33	[8]
10/31/2017[4,10]	59.80	1.24	2.83	4.07	(1.05)	—	(1.05)	62.82	6.84 [6,8]	—	[9]	.42	[7,8]	3.55	[7,8]
Class 529-F-1:
4/30/2020[4,5]	61.97	.98	(5.30)	(4.32)	(1.15)	(.60)	(1.75)	55.90	(7.06)[6]	107.41			[7]	3.28	[7]
10/31/2019	58.00	2.04	4.17	6.21	(2.24)	—	(2.24)	61.97	10.98	115.42				3.41
10/31/2018	62.81	2.04	(3.82)	(1.78)	(2.24)	(.79)	(3.03)	58.00	(3.03)	104.42				3.33
10/31/2017	57.48	2.16	5.29	7.45	(2.12)	—	(2.12)	62.81	13.17	93.44				3.58
10/31/2016	57.96	1.99	(.37)	1.62	(2.10)	—	(2.10)	57.48	2.87	75.46				3.47
10/31/2015	60.76	2.05	(2.38)	(.33)	(2.47)	—	(2.47)	57.96	(.55)	69.46				3.44

Capital Income Builder / Prospectus 51

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-1:
4/30/2020[4,5]	$62.00	$.69	$(5.28)	$(4.59)	$(.84)	$(.60)	$(1.44)	$55.97	(7.50)%[6]	$68		1.38%[7]		2.30%[7]
10/31/2019	58.00	1.47	4.18	5.65	(1.65)	—	(1.65)	62.00	9.89	84		1.39		2.46
10/31/2018	62.80	1.45	(3.82)	(2.37)	(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		2.36
10/31/2017	57.46	1.58	5.30	6.88	(1.54)	—	(1.54)	62.80	12.10	123		1.39		2.63
10/31/2016	57.94	1.46	(.38)	1.08	(1.56)	—	(1.56)	57.46	1.91	134		1.40		2.54
10/31/2015	60.73	1.49	(2.37)	(.88)	(1.91)	—	(1.91)	57.94	(1.48)	146		1.39		2.51
Class R-2:
4/30/2020[4,5]	61.98	.69	(5.29)	(4.60)	(.84)	(.60)	(1.44)	55.94	(7.50)[6]	393		1.38	[7]	2.30	[7]
10/31/2019	58.00	1.47	4.17	5.64	(1.66)	—	(1.66)	61.98	9.91	460		1.38		2.45
10/31/2018	62.79	1.46	(3.82)	(2.36)	(1.64)	(.79)	(2.43)	58.00	(3.93)	487		1.39		2.37
10/31/2017	57.46	1.59	5.28	6.87	(1.54)	—	(1.54)	62.79	12.10	586		1.39		2.64
10/31/2016	57.94	1.45	(.37)	1.08	(1.56)	—	(1.56)	57.46	1.92	628		1.40		2.54
10/31/2015	60.73	1.51	(2.37)	(.86)	(1.93)	—	(1.93)	57.94	(1.44)	680		1.35		2.54
Class R-2E:
4/30/2020[4,5]	61.72	.78	(5.28)	(4.50)	(.93)	(.60)	(1.53)	55.69	(7.38)[6]	41		1.09	[7]	2.60	[7]
10/31/2019	57.77	1.63	4.17	5.80	(1.85)	—	(1.85)	61.72	10.25	50		1.09		2.74
10/31/2018	62.58	1.63	(3.80)	(2.17)	(1.85)	(.79)	(2.64)	57.77	(3.66)	40		1.09		2.67
10/31/2017	57.30	1.72	5.32	7.04	(1.76)	—	(1.76)	62.58	12.44	33		1.08		2.86
10/31/2016	57.88	1.60	(.33)	1.27	(1.85)	—	(1.85)	57.30	2.27	12		1.11		2.80
10/31/2015	60.71	1.75	(2.41)	(.66)	(2.17)	—	(2.17)	57.88	(1.12)	—	[9]	1.00		2.93
Class R-3:
4/30/2020[4,5]	61.98	.83	(5.30)	(4.47)	(.98)	(.60)	(1.58)	55.93	(7.30)[6]	706.93			[7]	2.75	[7]
10/31/2019	58.00	1.74	4.17	5.91	(1.93)	—	(1.93)	61.98	10.40	835.94				2.90
10/31/2018	62.80	1.73	(3.82)	(2.09)	(1.92)	(.79)	(2.71)	58.00	(3.52)	858.94				2.82
10/31/2017	57.47	1.86	5.29	7.15	(1.82)	—	(1.82)	62.80	12.61	1,026.94				3.08
10/31/2016	57.95	1.70	(.37)	1.33	(1.81)	—	(1.81)	57.47	2.37	993.96				2.97
10/31/2015	60.74	1.76	(2.38)	(.62)	(2.17)	—	(2.17)	57.95	(1.04)	994.94				2.95

52 Capital Income Builder / Prospectus

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-4:
4/30/2020[4,5]	$61.97	$.92	$(5.30)	$(4.38)	$(1.08)	$(.60)	$(1.68)	$55.91	(7.16)%[6]	$486.62%[7]			3.06%[7]
10/31/2019	57.99	1.92	4.17	6.09	(2.11)	—	(2.11)	61.97	10.73	583.64			3.21
10/31/2018	62.79	1.91	(3.81)	(1.90)	(2.11)	(.79)	(2.90)	57.99	(3.22)	732.64			3.12
10/31/2017	57.46	2.04	5.29	7.33	(2.00)	—	(2.00)	62.79	12.94	838.64			3.38
10/31/2016	57.95	1.86	(.35)	1.51	(2.00)	—	(2.00)	57.46	2.68	751.65			3.24
10/31/2015	60.75	1.94	(2.38)	(.44)	(2.36)	—	(2.36)	57.95	(.74)	603.64			3.25
Class R-5E:
4/30/2020[4,5]	61.91	.97	(5.29)	(4.32)	(1.15)	(.60)	(1.75)	55.84	(7.07)[6]	51.41		[7]	3.27	[7]
10/31/2019	57.94	1.98	4.23	6.21	(2.24)	—	(2.24)	61.91	10.97	43.43			3.31
10/31/2018	62.75	2.03	(3.81)	(1.78)	(2.24)	(.79)	(3.03)	57.94	(3.04)	20.44			3.32
10/31/2017	57.45	2.18	5.27	7.45	(2.15)	—	(2.15)	62.75	13.18	11.43			3.60
10/31/2016[4,12]	57.40	1.84	.30	2.14	(2.09)	—	(2.09)	57.45	3.82 [6]	— [9]	.52	[7]	3.40	[7]
Class R-5:
4/30/2020[4,5]	62.01	1.01	(5.30)	(4.29)	(1.18)	(.60)	(1.78)	55.94	(7.01)[6]	283.31		[7]	3.37	[7]
10/31/2019	58.04	2.08	4.19	6.27	(2.30)	—	(2.30)	62.01	11.07	326.33			3.47
10/31/2018	62.84	2.10	(3.82)	(1.72)	(2.29)	(.79)	(3.08)	58.04	(2.93)	214.34			3.42
10/31/2017	57.50	2.22	5.30	7.52	(2.18)	—	(2.18)	62.84	13.29	242.34			3.69
10/31/2016	57.98	2.11	(.44)	1.67	(2.15)	—	(2.15)	57.50	2.98	208.37			3.68
10/31/2015	60.79	2.12	(2.40)	(.28)	(2.53)	—	(2.53)	57.98	(.45)	394.34			3.56
Class R-6:
4/30/2020[4,5]	61.99	1.02	(5.31)	(4.29)	(1.19)	(.60)	(1.79)	55.91	(7.00)[6]	11,948.27		[7]	3.42	[7]
10/31/2019	58.01	2.12	4.19	6.31	(2.33)	—	(2.33)	61.99	11.12	12,050.28			3.54
10/31/2018	62.82	2.13	(3.82)	(1.69)	(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528.29			3.48
10/31/2017	57.49	2.24	5.30	7.54	(2.21)	—	(2.21)	62.82	13.33	8,249.30			3.72
10/31/2016	57.97	2.08	(.37)	1.71	(2.19)	—	(2.19)	57.49	3.05	6,806.30			3.62
10/31/2015	60.77	2.14	(2.38)	(.24)	(2.56)	—	(2.56)	57.97	(.40)	5,222.30			3.60

Capital Income Builder / Prospectus 53

	Year ended October 31,
Portfolio turnover rate for all share classes[13]	Six months ended April 30, 2020[4,5,6]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	28%	32%	37%	51%	38%	50%
Including mortgage dollar roll transactions	49%	45%	73%	73%	47%	63%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

4 Based on operations for a period that is less than a full year.

5 Unaudited.

6 Not annualized.

7 Annualized.

8 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

9 Amount less than $1 million.

10 Class T and 529-T shares began investment operations on April 7, 2017.

11 Class F-3 shares began investment operations on January 27, 2017.

12 Class R-5E shares began investment operations on November 20, 2015.

13 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

54 Capital Income Builder / Prospectus

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Class A Shares front-end sales charge waivers available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Effective January 1, 2019, shareholders purchasing fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

· Employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

· Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

· Shares purchased by third-party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges

Capital Income Builder / Prospectus     55

of Class C shares for sales charge waived shares, that waiver will also apply to such exchanges

· Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, as well as 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans established prior to April 1, 2004 that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (i.e. Rights of Reinstatement)

D.A. Davidson & Co.

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

56     Capital Income Builder / Prospectus

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward Jones

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the American Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints

Rights of accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of the American Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the calculation of rights of accumulation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x net asset value).

Letter of intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Capital Income Builder / Prospectus     57

Sales charge waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing

· Shares purchased in an Edward Jones fee-based program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account

· Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from another 529 plan

Contingent deferred sales charge (CDSC) waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

Other Important Information

Minimum purchase amounts

· $250 initial purchase minimum

· $50 subsequent purchase minimum

58     Capital Income Builder / Prospectus

Minimum balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or letter of intent (LOI)

Changing share classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares, or Class R-4 shares for retirement plans with at least $1 million, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sale charge as disclosed in the prospectus

Janney Montgomery Scott LLC

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

· Shares purchased in connection with a return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

Capital Income Builder / Prospectus     59

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

Merrill Lynch, Pierce, Fenner & Smith

Shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Merrill Lynch

· Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge

· Shares purchased by or through a 529 Plan. Class A shares are not currently available to the plans described in this waiver

· Shares purchased through a Merrill Lynch affiliated investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Shares purchased by third-party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform. Class A shares are not currently available in the accounts described in this waiver

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

60     Capital Income Builder / Prospectus

· Employees and registered representatives of Merrill Lynch or its affiliates and their family members

· Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

· Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC waivers on Classes A and C shares available at Merrill Lynch

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

· Shares acquired through a right of reinstatement

· Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)

· Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end sales charge discounts available at Merrill Lynch: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Capital Income Builder / Prospectus     61

CollegeAmerica accounts

Accounts established through Merrill Lynch, Pierce, Fenner & Smith

Effective June 30, 2020, if you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, the features and policies related to Class 529-A and Class 529-C sales charges (including contingent deferred sales charges), Class 529-A sales charge waiver eligibility, and Class 529-C conversion period will be different than referenced in this document and will be governed by the Merrill Lynch Unit Class Disclosure and Terms and Conditions provided to you by Merrill Lynch prior to establishing your account.

Importantly, if you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, then you are eligible for Class 529-A shares at net asset value if your CollegeAmerica 529 plan assets with Merrill Lynch are $250,000 or more, you participate through an approved corporate 529 plan, or you qualify for Merrill Lynch Investment Advisory Relationship Based Pricing (discussed below). If your 529 plan assets are less than $250,000 you are generally eligible to purchase Class 529-C shares. Among other things, Class 529-C shares generally will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Merrill Lynch Investment Advisory Relationship Based Pricing

Effective November 23, 2020, an account will be automatically eligible to purchase Class 529-A at net asset value regardless of the assets in the CollegeAmerica account if:

(1) at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill Lynch investment advisory programs listed below; and

(2) at the time of purchase the client household relationship has combined assets held in any account through Merrill Lynch (excluding insurance, annuities, 401k assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill Lynch investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program, Managed Account Service (MAS), Strategic Portfolio Advisor Service (SPA), Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs), Institutional Investment Consulting (IIC), and any future Merrill Lynch sponsored and managed investment advisory programs.

Beginning on November 23, 2020, the $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill Lynch), the account will no longer be eligible for this benefit.

As previously noted, this relationship based pricing program will be effective November 23, 2020. However, the program will be retroactively applied to any contribution to an account eligible for such relationship based pricing, as described above, between October 26, 2020 and November 23, 2020 that was used to purchase Class 529-C shares. For any such contribution, Merrill Lynch will automatically exchange the

62     Capital Income Builder / Prospectus

purchased Class 529-C shares for Class 529-A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill Lynch reserves the right to terminate this relationship based pricing program at any time with prior notice to participants.

Rollover assets from another 529 plan may be invested in Class 529-A shares at net asset value. This policy applies to accounts on the Merrill Lynch platform and accounts held by the fund’s transfer agent.

Please contact your Merrill Lynch advisor with any questions.

Morgan Stanley Wealth Management

Morgan Stanley Wealth Management Class A share front-end sales charge waiver

Morgan Stanley Wealth Management clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

· Effective June 1, 2020, Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load

Effective June 30, 2020, Morgan Stanley Wealth Management clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients.

Morgan Stanley Wealth Management Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Capital Income Builder / Prospectus     63

Oppenheimer & Co., Inc. (OPCO)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at OPCO

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

64     Capital Income Builder / Prospectus

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and

each entity’s affiliates (“Raymond James”) Class A share front-end sales charge waiver

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

Capital Income Builder / Prospectus     65

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (Baird)

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

· Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account

· s, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

66     Capital Income Builder / Prospectus

Stifel, Nicolaus & Company, Incorporated ("Stifel")

Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver

Front-end sales load waiver on Class A shares

· Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same fund pursuant to Stifel's policies and procedures

All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply. For accounts held by the fund’s transfer agent, the fund’s standard C share conversion schedule of 8 years applies.

U.S. Bancorp Investments, Inc.

Class C to Class A share conversions at U.S. Bancorp Investments, Inc.

Effective November 30, 2020, a shareholder in the fund’s Class C shares will have their shares systematically converted at net asset value to Class A shares of the same fund in the month of the six-year anniversary of the purchase date, if the shares are no longer subject to a CDSC and the conversion is consistent with U.S. Bancorp Investments, Inc. share class exchange policy. This policy does not apply to accounts held with the fund’s transfer agent. Accounts held with the fund’s transfer agent will convert pursuant to the fund’s policy described in this prospectus.

Capital Income Builder / Prospectus     67

Notes

68     Capital Income Builder / Prospectus

Notes

Capital Income Builder / Prospectus     69

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 capitalgroup.com For Class R share information, visit AmericanFundsRetirement.com

Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-012-1020P Litho in USA CGD/DFS/8006 Investment Company File No. 811-05085

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Capital Income Builder®

Part B
Statement of Additional Information

October 30, 2020

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Income Builder (the “fund”) dated October 30, 2020. You may obtain a prospectus from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

Capital Income Builder
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial professional, investment dealer, plan recordkeeper or employer for more information.

Class A	CAIBX	Class 529-A	CIRAX	Class R-1	RIRAX
Class C	CIBCX	Class 529-C	CIRCX	Class R-2	RIRBX
Class T	TCIBX	Class 529-E	CIREX	Class R-2E	RCEEX
Class F-1	CIBFX	Class 529-T	TCBBX	Class R-3	RIRCX
Class F-2	CAIFX	Class 529-F-1	CIRFX	Class R-4	RIREX
Class F-3	CFIHX	Class 529-F-2	FBCIX	Class R-5E	RIRHX
		Class 529-F-3	FWCBX	Class R-5	RIRFX
				Class R-6	RIRGX

Investment portfolio
Financial statements

Capital Income Builder — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Income producing securities

· The fund will invest at least 90% of its assets in income-producing securities.

Equity securities

· The fund will invest at least 50% of its assets in equity securities.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· The fund may invest up to 50% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Income Builder — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Capital Income Builder — Page 3

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Capital Income Builder — Page 4

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock

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dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids

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typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

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Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Investing through Stock Connect — The fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect

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facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and the fund may experience delays in transacting via Stock Connect. The fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured investment vehicles (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of

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securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of

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loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

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Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so

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great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the

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fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to

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receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSIs transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (CDS) contract representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDSI, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDSI transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDSI agreement will be accrued daily and, where

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applicable, offset against any amounts owing to the fund. In connection with CDSI transactions in which the fund acts as protection buyer, the fund will segregate liquid assets with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDSI transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie

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Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by

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U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

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Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Equity-linked notes — The fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater

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than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, the fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, the fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the fund may realize losses, which could be significant and could include the fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of the fund to accurately value and/or sell the equity-linked notes in its portfolio.

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Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As a result, post-2021, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the fund’s investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the end of 2021. These “legacy contracts” will need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

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Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

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The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things,

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infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate

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action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the fund. As the securities lending agent, JPMorgan administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and JPMorgan. Under the terms of the agreement, JPMorgan is responsible for making available to approved borrowers securities from the fund’s portfolio. JPMorgan is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, JPMorgan receives a portion of the amount earned by the fund for lending securities.

The fund did not engage in any securities lending activities during the most recently completed fiscal year.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for each of the fiscal years ended October 31, 2019 and 2018 were 45% and 73%, respectively. The decrease in turnover was due to decreased trading activity during the period. The fund's portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended October 31, 2019 was 32%. See "Forward commitment, when issued and delayed delivery transactions" above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment (in accordance with applicable SEC or SEC staff guidance), such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other Relevant Experience
Joseph C. Berenato, 1946 Chairman of the Board (Independent and Non-Executive) (2005)	Retired	15	Former director of Ducommun Incorporated (until 2017)

· Service as chairman and chief executive officer, aerospace components manufacturer

· Senior corporate management experience, corporate banking

· Corporate board experience

· Service as director, Los Angeles Branch of the Federal Reserve Bank of San Francisco

· Service on trustee board for educational organizations

· MBA, finance, MA, English, BS, engineering

Mary Anne Dolan, 1947 Trustee (2010)	Founder and President, MAD Ink (communications company)	10	None	· Senior management and editorial experience with multiple newspaper publishers and news service organizations · Service as director of writers conference

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other Relevant Experience
John G. Freund, MD, 1953 Trustee (2016)	Founder and Managing Director, Skyline Ventures (a venture capital investor in health care companies)	6

Collegium Pharmaceutical, Inc.; SI – Bone, Inc.; Sutro Biopharma, Inc.

Former director of Concert Pharmaceuticals, Inc. (until 2015); XenoPort, Inc. (until 2016); Proteon Therapeutics, Inc. (until 2020); Tetraphase Pharmaceuticals, Inc. (until 2020)

				· Experience in investment banking, and senior management at multiple venture capital firms and a medical device company · Corporate board experience · MD, MBA
Pedro J. Greer Jr., 1956 Trustee (2016)	Physician; Professor and Founding Dean, College of Medicine, Roseman University of Health Sciences; former Chairman/Associate Dean, Florida International University	3	None	· Development of health delivery systems; domestically and internationally reforming medical education · MD
R. Clark Hooper, 1946 Trustee (2010)	Private investor	89	Former director of The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other Relevant Experience
Merit E. Janow, 1958 Trustee (2001)	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Leonade D. Jones, 1947 Trustee (2010)	Retired	10	None

· Service as treasurer of a diversified media and education company

· Founder of e-commerce and educational loan exchange businesses

· Corporate board and investment advisory committee experience

· Service on advisory and trustee boards for charitable, educational, public and nonprofit organizations

· Service on the Governing Council of the Independent Directors Council

· JD, MBA

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other Relevant Experience
Earl Lewis Jr., 1955 Trustee (2017)	Professor and Director, University of Michigan; former President, The Andrew W. Mellon Foundation	3	2U, Inc.	· Senior academic leadership positions at multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · PhD, history
Christopher E. Stone, 1956 Trustee (2009)	Professor of Practice of Public Integrity, University of Oxford, Blavatnik School of Government; former President, Open Society Foundations	9	None	· Service on advisory and trustee boards for charitable, international jurisprudence and nonprofit organizations · Former professor, practice of criminal justice · JD, MPhil, criminology

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Interested trustee(s)5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee [3]	Other directorships[4] held by trustee during the past five years
Winnie Kwan, 1972 Co-President and Trustee (2017)	Partner – Capital Research Global Investors, Capital International, Inc.*	3	None
Sung Lee, 1966 Trustee (2019)	Partner – Capital Research Global Investors, Capital International, Inc.*	3	None

Other officers6

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
David A. Hoag, 1965 Co-President (2006)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
Steven T. Watson, 1955 Co-President (1998–2006, 2017)	Partner – Capital International Investors, Capital International, Inc.*; Director, Capital International, Inc.*
Donald Rolfe, 1972 Executive Vice President (2008)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Alfonso Barroso, 1971 Senior Vice President (2019)	Partner – Capital Research Global Investors, Capital Research Company*
Grant L. Cambridge, 1962 Senior Vice President (2014)	Partner – Capital International Investors, Capital Research and Management Company
Joyce E. Gordon, 1956 Senior Vice President (1996)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
James B Lovelace, 1956 Senior Vice President (1992)	Partner – Capital Research Global Investors, Capital Research and Management Company; Partner – Capital Research Global Investors, Capital Bank and Trust Company*
Fergus N. MacDonald, 1969 Senior Vice President (2019)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*

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Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
David M. Riley, 1967 Senior Vice President (2006)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.*
Bradley J. Vogt, 1965 Senior Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company; Partner – Capital Research Global Investors, Capital Bank and Trust Company*
Philip Winston, 1955 Senior Vice President (2019)	Partner – Capital International Investors, Capital Research and Management Company; Partner – Capital International Investors, Capital International Limited*; Senior Vice President– Capital International Limited*
M. Taylor Hinshaw, 1973 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Caroline Randall, 1974 Vice President (2015)	Partner – Capital Research Global Investors, Capital Research Company*; Director, The Capital Group Companies, Inc.*
Michael W. Stockton, 1967 Secretary (2013)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2016)	Vice President - Investment Operations, Capital Research and Management Company
Jennifer L. Butler, 1966 Assistant Secretary (2013)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Assistant Vice President – Investment Operations, Capital Research and Management Company
W. Michael Pattie, 1981 Assistant Treasurer (2020)	Assistant Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company or its affiliates.

4 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6 All of the trustees and/or officers listed, with the exception of M. Taylor Hinshaw, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2019:

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
Joseph C. Berenato	Over $100,000	Over $100,000	N/A	N/A
Mary Anne Dolan	Over $100,000	Over $100,000	N/A	N/A
John G. Freund	None	Over $100,000	Over $100,000	Over $100,000
Pedro J. Greer Jr.	None	None	Over $100,000	Over $100,000
R. Clark Hooper	$10,001 – $50,000	Over $100,000	Over $100,000	Over $100,000
Merit E. Janow	Over $100,000	Over $100,000	N/A	N/A
Leonade D. Jones	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Earl Lewis Jr.	$10,001 – $50,000	$10,001 – $50,000	$50,001 – $100,000	Over $100,000
Christopher E. Stone	Over $100,000	Over $100,000	N/A	N/A

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Winnie Kwan	Over $100,000	Over $100,000
Sung Lee	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2019, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay a portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended October 31, 2019:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Joseph C. Berenato[2]	$62,750	$408,150
Mary Anne Dolan	37,528	412,575
John G. Freund[2]	50,583	290,500
Pedro J. Greer Jr.[2]	65,292	195,875
R. Clark Hooper[2]	36,694	445,020
Merit E. Janow	47,417	378,345
Leonade D. Jones[2]	35,917	382,075
Earl Lewis Jr.[2]	65,292	195,875
Christopher E. Stone[2]	48,334	293,375

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended October 31, 2019 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2019 fiscal year for participating trustees is as follows: Joseph C. Berenato ($3,161), John G. Freund ($184,480), Pedro J. Greer Jr. ($103,615), R. Clark Hooper ($41,816), Leonade D. Jones ($417,066), Earl Lewis Jr. ($100,056) and Christopher E. Stone ($90,044). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on June 8, 1987, and reorganized as a Delaware statutory trust on July 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees

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have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-

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related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of John G. Freund, Pedro J. Greer Jr. and Earl Lewis Jr. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2019 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2019 fiscal year.

The fund has a nominating and governance committee comprised of Mary Anne Dolan, R. Clark Hooper, Merit E. Janow, Leonade D. Jones and Christopher E. Stone. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2019 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided

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there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with Capital Group, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without

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charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on October 1, 2020. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS OMNIBUS ACCOUNT SAINT LOUIS MO	RECORD	CLASS A	37.73%
		CLASS C	11.91
		CLASS F-3	38.96
		CLASS 529-A	17.24
		CLASS 529-C	6.07

WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	RECORD	CLASS A	6.75
		CLASS C	12.10
		CLASS F-1	10.93
		CLASS F-2	6.24

PERSHING LLC OMNIBUS ACCOUNT JERSEY CITY NJ	RECORD	CLASS A	5.85
		CLASS C	7.49
		CLASS F-1	7.68
		CLASS F-2	10.19
		CLASS F-3	19.64

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT ST PETERSBURG FL	RECORD	CLASS C	8.63
		CLASS F-1	7.72
		CLASS F-2	15.50
		CLASS 529-C	7.30
		CLASS 529-F-1	5.31

MORGAN STANLEY SMITH BARNEY LLC FOR THE BENEFIT OF ITS CUSTOMERS OMNIBUS ACCOUNT NEW YORK NY	RECORD	CLASS C	6.88
		CLASS F-2	10.75
		CLASS 529-A	6.70
		CLASS 529-C	10.52

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS OMNIBUS ACCOUNT #2 JERSEY CITY NJ	RECORD	CLASS C	5.22
		CLASS F-1	7.55
		CLASS F-2	12.09
		CLASS F-3	11.05

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS OMNIBUS ACCOUNT JACKSONVILLE FL	RECORD	CLASS F-1	8.93
		CLASS F-2	7.36

CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FBO CUSTOMERS #1 SAN FRANCISCO CA	RECORD	CLASS F-1	6.00

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NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS #2 SAN FRANCISCO CA	RECORD	CLASS F-1	5.79
		CLASS F-3	8.33

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- SAN DIEGO CA	RECORD	CLASS F-2	13.13

UBS WM USA OMNIBUS ACCOUNT WEEHAWKEN NJ	RECORD	CLASS F-2	5.71

CHARLES SCHWAB & CO INC OMNIBUS ACCOUNT #3 SAN FRANCISCO CA	RECORD	CLASS F-3	11.35

TALCOTT RESOLUTION LIFE INS CO SEPARATE ACCOUNT DC 401K HARTFORD CT	RECORD BENEFICIAL	CLASS R-1	42.76
		CLASS R-3	5.29

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 401K SPRINGFIELD MA	RECORD BENEFICIAL	CLASS R-1	7.50
		CLASS R-2E	5.71

HARTFORD 401K PLAN HARTFORD CT	RECORD BENEFICIAL	CLASS R-2E	16.47

ADP ACCESS PRODUCT 401K PLAN BOSTON MA	RECORD BENEFICIAL	CLASS R-2E	6.98

JOHN HANCOCK LIFE INS CO USA ACCOUNT BOSTON MA	RECORD	CLASS R-5	40.76

NATIONAL FINANCIAL SERVICES LLC 401K PLAN JERSEY CITY NJ	RECORD BENEFICIAL	CLASS R-5	7.85

RELIANCE TRUST CO TTEE ACCESS LARGE MARKET ACCOUNT ATLANTA GA	RECORD	CLASS R-5E	6.27

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NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE

JACKSONVILLE HEART CENTER PA 401K PLAN GREENWOOD VILLAGE CO	RECORD BENEFICIAL	CLASS R-5E	5.91

BULLDOG SPECIALTIES LTD RETIREMENT PLAN GREENWOOD VLG CO	RECORD BENEFICIAL	CLASS R-5E	5.29

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	12.33

AMERICAN FUNDS INCOME PORTFOLIO OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS R-6	10.92

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	9.67

AMERICAN FUNDS GROWTH & INCOME PORTFOLIO OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS R-6	8.35

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	8.29

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	7.45

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	6.26

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	5.08

Because Class T and Class 529-T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T and Class 529-T shares.

As of October 1, 2020, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

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Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: Bloomberg Barclays U.S. Aggregate Bond Index; a custom index of U.S., international and global funds that have an explicit income objective or focus; and a custom index of global securities screened by yield that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

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Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of October 31, 2019:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Winnie Kwan	$500,001 – $1,000,000	2	$62.0	2	$0.56	None
David A. Hoag	Over $1,000,000	6	$218.4	1	$0.17	None
Steven T. Watson	Over $1,000,000	5	$109.0	6	$12.55	682[4]	$14.09
Alfonso Barroso	Over $1,000,000	3	$127.6	3	$0.55	None
Grant L. Cambridge	Over $1,000,000	1	$97.1	3	$0.67	None
Joyce E. Gordon	Over $1,000,000	3	$254.7	6	$1.09	None
James B. Lovelace	Over $1,000,000	5	$317.9	4	$0.72	None
Fergus N. MacDonald	$500,001 – $1,000,000	6	$95.6	1	$0.17	None
David M. Riley	$500,001 – $1,000,000	3	$119.3	4	$0.99	None
Bradley J. Vogt	Over $1,000,000	3	$212.0	2	$0.23	None
Philip Winston	$100,001 – $500,000	6	$2.8	6	$4.11	805[5]	$21.49

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

4 The advisory fee of one of these accounts (representing $0.02 billion in total assets) is based partially on its investment results.

5 The advisory fee of four of these accounts (representing $2.65 billion in total assets) is based partially on their investment results.

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The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until October 31, 2021, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

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The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles.

The management fee is based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.240%	$ 0	$ 1,000,000,000
0.200	1,000,000,000	2,000,000,000
0.180	2,000,000,000	3,000,000,000
0.165	3,000,000,000	5,000,000,000
0.155	5,000,000,000	8,000,000,000
0.150	8,000,000,000	13,000,000,000
0.145	13,000,000,000	17,000,000,000
0.140	17,000,000,000	21,000,000,000
0.135	21,000,000,000	27,000,000,000
0.130	27,000,000,000	34,000,000,000
0.125	34,000,000,000	44,000,000,000
0.120	44,000,000,000	55,000,000,000
0.117	55,000,000,000	71,000,000,000
0.114	71,000,000,000	89,000,000,000
0.112	89,000,000,000	115,000,000,000
0.110	115,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross income
	In excess of	Up to
3.00%	$ 0	$100,000,000
2.50	100,000,000

For the fiscal years ended October 31, 2019, 2018 and 2017, the investment adviser received from the fund management fees of $233,696,000, $240,604,000 and $241,303,000, respectively.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until October 31, 2021, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of ..05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of ..03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2019 fiscal year, administrative services fees were:

Administrative services fee
Class A	$10,755,000
Class C	1,590,000
Class T	—*
Class F-1	1,736,000
Class F-2	4,434,000
Class F-3	1,756,000
Class 529-A	985,000
Class 529-C	174,000
Class 529-E	36,000
Class 529-T	—*
Class 529-F-1	48,000
Class R-1	40,000
Class R-2	205,000
Class R-2E	20,000
Class R-3	367,000
Class R-4	291,000
Class R-5E	10,000
Class R-5	112,000
Class R-6	4,595,000

*Amount less than $1,000.

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Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

To the extent the fund serves as an underlying investment for certain variable annuity products, the Principal Underwriter may receive compensation from the variable annuity’s sponsoring insurance company. These payments generally cover expenses associated with the education and training efforts that the Principal Underwriter provides to the insurance company’s sales force.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2019	$ 8,476,000	$35,759,000
	2018	10,352,000	43,318,000
	2017	14,046,000	59,655,000
Class C	2019	417,000	2,347,000
	2018	1,028,000	3,532,000
	2017	1,595,000	5,073,000
Class 529-A	2019	552,000	2,512,000
	2018	683,000	3,008,000
	2017	713,000	3,271,000
Class 529-C	2019	20,000	285,000
	2018	58,000	352,000
	2017	43,000	446,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to ..30% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .30% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts

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established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2019 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$162,784,000	$15,201,000
Class C	36,267,000	3,815,000
Class T	—	—
Class F-1	9,999,000	1,070,000
Class 529-A	5,379,000	572,000
Class 529-C	3,895,000	512,000
Class 529-E	408,000	57,000
Class 529-T	—	—
Class 529-F-1	—	—
Class R-1	926,000	85,000
Class R-2	3,534,000	437,000
Class R-2E	275,000	41,000
Class R-3	4,237,000	513,000
Class R-4	1,659,000	199,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call American Funds Distributors at (800) 421-4120 for assistance.

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Fee to Virginia529 — Class 529 shares are offered to certain American Funds by Virginia529 through CollegeAmerica and Class ABLE shares are offered to certain American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. As compensation for its oversight and administration of the CollegeAmerica and ABLEAmerica savings plans, Virginia529 is entitled to receive a quarterly fee based on the combined net assets invested in Class 529 shares and Class ABLE shares across all American Funds. The quarterly fee is accrued daily and calculated at the annual rate of .09% on the first $20 billion of net assets invested in American Funds Class 529 shares and Class ABLE shares, .05% on net assets between $20 billion and $100 billion and .03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of American Funds Class 529 and Class ABLE shares for the last month of the prior calendar quarter. Virginia529 is currently waiving that portion of its fee attributable to Class ABLE shares. Such waiver is expected to remain in effect until the earlier of (a) the date on which total net assets invested in Class ABLE shares reach $300 million and (b) June 30, 2023.

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Other compensation to dealers — As of February 2020, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Woodbury Financial Services, Inc.
American Portfolios Financial Services, Inc.
Ameriprise
Ameriprise Financial Services, Inc.
AXA Advisors
AXA Advisors, LLC
Cambridge
Cambridge Investment Research Advisors, Inc.
Cambridge Investment Research, Inc.
Cetera Financial Group
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
First Allied Securities Inc.
Summit Brokerage Services, Inc.
Charles Schwab Network
Charles Schwab & Co., Inc.
Charles Schwab Bank
Commonwealth
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
Fidelity
Fidelity Investments

Fidelity Retirement Network
National Financial Services LLC
Hefren-Tillotson
Hefren-Tillotson, Inc.
HTK
Hornor, Townsend & Kent, LLC
J.J.B. Hilliard Lyons
Hilliard Lyons Trust Company LLC
J.J.B. Hilliard, W. L. Lyons, LLC
J.P. Morgan Chase Banc One
J.P. Morgan Securities LLC
JP Morgan Chase Bank, N.A.
Janney Montgomery Scott
Janney Montgomery Scott LLC

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Kestra Securities
H. Beck, Inc.
Kestra Investment Services LLC
NFP Advisor Services LLC
Ladenburg Thalmann Group
Investacorp, Inc.
KMS Financial Services, Inc.
Ladenburg, Thalmann & Co., Inc.
Ladenburg Thalmann Asset Management Inc.
Securities America, Inc.
Securities Service Network Inc.
Triad Advisors LLC
Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial LLC
Private Advisor Group, LLC
Merrill
Bank of America, NA
Bank of America Private Bank
Merrill Lynch, Pierce, Fenner & Smith Incorporated
MML Investors Services
MassMutual Trust Company FSB
MML Distributors LLC
MML Investors Services, LLC
The MassMutual Trust Company FSB
Morgan Stanley Wealth Management
NMIS
Northwestern Mutual Investment Services, LLC
Park Avenue Securities LLC
PNC Network
PNC Bank, National Association
PNC Investments LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC
RBC Capital Markets LLC
Robert W. Baird
Robert W. Baird & Co, Incorporated
Stifel, Nicolaus & Co
Stifel, Nicolaus & Company, Incorporated
UBS
UBS Financial Services, Inc.
UBS Securities, LLC

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Voya Financial
Voya Financial Advisors, Inc.
Wells Fargo Network
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors LLC (WBS)
Wells Fargo Advisors Private Client Group
Wells Fargo Bank, N.A.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

As of January 1, 2019, the investment adviser has undertaken to bear the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The

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investment adviser voluntarily reimburses such registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions (net of any reimbursements described below) borne by the fund for the fiscal years ended October 31, 2019, 2018 and 2017 amounted to $15,206,000, $23,091,000 and $33,726,000, respectively. Beginning January 1, 2019, the investment adviser is reimbursing the fund for all amounts collected into the commission sharing arrangement. For the fiscal year ended October 31, 2019, the investment adviser reimbursed the fund $928,000 for commissions paid to broker-dealers through a commission sharing arrangement to compensate such broker-dealers for research services. Increases (or decreases) in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

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The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund's most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group AG, Goldman Sachs & Co., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC and Wells Fargo Securities, LLC. At the end of the fund's most recently completed fiscal year, the fund held equity securities of Citigroup Inc. in the amount of $33,875,000, Credit Suisse Group AG in the amount of $23,630,000, Goldman Sachs Group, Inc. in the amount of $53,808,000, Morgan Stanley & Co. LLC in the amount of $75,075,000 and Wells Fargo Securities, LLC in the amount of $125,142,000. The fund held debt and equity securities of J.P. Morgan Securities LLC in the amount of $1,198,322,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality

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obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

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Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ

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materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution.

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The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Class F-2 shares may be made available to other registered investment companies approved by the fund.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds within the same share class; however, Class A, C, T or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. However, exchanges are not permitted from Class A shares of American Funds U.S. Government Money Market Fund to Class C shares of (1) American Funds Short-Term Tax-Exempt Bond Fund, (2) Intermediate Bond Fund of America, (3) Limited Term Tax-Exempt Bond Fund of America, (4) Short-Term Bond Fund of America or (5) American Funds Inflation Linked Bond Fund.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or capitalgroup.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are

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processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares of the fund automatically convert to Class 529-A shares in the month of the 5-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class

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A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, American Funds Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-2 shares were made available under this privilege.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Class F-2 and Class 529-F-2 purchases

If requested, American Funds Class F-2 and Class 529-F-2 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and
(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-2 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

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Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

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customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or

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limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds and you may be subject to a fee for the transaction.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

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Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using capitalgroup.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are

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automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2019 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$55,019,000
Class C	3,186,000
Class T	—*
Class F-1	5,229,000
Class F-2	11,341,000
Class F-3	224,000
Class 529-A	1,729,000
Class 529-C	308,000
Class 529-E	28,000
Class 529-T	—*
Class 529-F-1	83,000
Class R-1	97,000
Class R-2	1,650,000
Class R-2E	94,000
Class R-3	1,305,000
Class R-4	687,000
Class R-5E	38,000
Class R-5	135,000
Class R-6	3,000

*Amount less than $1,000.

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Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — O’Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. Certain legal matters in connection with the shares offered by the prospectus have been passed upon for the fund by O’Melveny & Myers LLP. Counsel does not provide legal services to the fund’s investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Determination of net asset value, redemption price and maximum offering price per share for Class A shares — April 30, 2020

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$55.93
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$59.34

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Capital Income Builder — Page 91

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	302	43002	402	602	702
American Balanced Fund®	011	311	43011	411	611	711
American Funds Developing World Growth and Income FundSM	30100	33100	43100	34100	36100	37100
American Funds Global Balanced FundSM	037	337	43037	437	637	737
American Funds Global Insight FundSM	30122	33122	43122	34122	36122	37122
American Funds International Vantage FundSM	30123	33123	43123	34123	36123	37123
American Mutual Fund®	003	303	43003	403	603	703
Capital Income Builder®	012	312	43012	412	612	712
Capital World Growth and Income Fund®	033	333	43033	433	633	733
EuroPacific Growth Fund®	016	316	43016	416	616	716
Fundamental Investors®	010	310	43010	410	610	710
The Growth Fund of America®	005	305	43005	405	605	705
The Income Fund of America®	006	306	43006	406	606	706
International Growth and Income FundSM	034	334	43034	434	634	734
The Investment Company of America®	004	304	43004	404	604	704
The New Economy Fund®	014	314	43014	414	614	714
New Perspective Fund®	007	307	43007	407	607	707
New World Fund®	036	336	43036	436	636	736
SMALLCAP World Fund®	035	335	43035	435	635	735
Washington Mutual Investors FundSM	001	301	43001	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund ®	30114	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund ®	032	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	360	43060	460	660	760
American Funds Mortgage Fund®	042	342	43042	442	642	742
American Funds Multi-Sector Income FundSM	30126	33126	43126	34126	36126	37126
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	43039	439	639	739
American Funds Strategic Bond FundSM	30112	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	340	43040	440	640	740
American High-Income Trust®	021	321	43021	421	621	721
The Bond Fund of America®	008	308	43008	408	608	708
Capital World Bond Fund®	031	331	43031	431	631	731
Intermediate Bond Fund of America®	023	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	343	43043	443	643	743
Short-Term Bond Fund of America®	048	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	320	43020	420	620	720
U.S. Government Securities Fund®	022	322	43022	422	622	722
Money market fund
American Funds U.S. Government Money Market FundSM	059	359	43059	459	659	759

Capital Income Builder — Page 92

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	46011	1411	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	46122	14122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	46123	14123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	46003	1403	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	46012	1412	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	1633	1733	N/A	N/A
EuroPacific Growth Fund	1016	1316	1516	46016	1416	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	46010	1410	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	46006	1406	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	46004	1404	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	46014	1414	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	46007	1407	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	46036	1436	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	1601	1701	N/A	N/A
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	46126	14126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	46021	1421	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	1659	1759	48059	60059

Capital Income Builder — Page 93

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659
Capital Income Builder — Page 94

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM	30185	33185	43185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	364	43064	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	363	43063	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	362	43062	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	361	43061	461	661	761

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

Capital Income Builder — Page 95

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds College 2036 FundSM	10125	13125	15125	46125	14125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	46093	1493	1693	1793
American Funds College 2024 Fund®	1092	1392	1592	46092	1492	1692	1792
American Funds College 2021 Fund®	1091	1391	1591	46091	1491	1691	1791
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488	1688	1788

Capital Income Builder — Page 96

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	355	43055	455	655	755
American Funds Growth PortfolioSM	053	353	43053	453	653	753
American Funds Growth and Income PortfolioSM	051	351	43051	451	651	751
American Funds Moderate Growth and Income PortfolioSM	050	350	43050	450	650	750
American Funds Conservative Growth and Income PortfolioSM	047	347	43047	447	647	747
American Funds Tax-Aware Conservative Growth and Income PortfolioSM	046	346	43046	446	646	746
American Funds Preservation PortfolioSM	045	345	43045	445	645	745
American Funds Tax-Exempt Preservation PortfolioSM	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Capital Income Builder — Page 97

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	33109	43109	34109	36109	37109
American Funds Retirement Income Portfolio – ModerateSM	30110	33110	43110	34110	36110	37110
American Funds Retirement Income Portfolio – EnhancedSM	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

Capital Income Builder — Page 98

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Income Builder — Page 99

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Income Builder — Page 100

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Capital Income Builder — Page 101

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Income Builder — Page 102

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Income Builder — Page 103

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Capital Income Builder — Page 104

Capital Income Builder®
Investment portfolio
April 30, 2020
unaudited
Common stocks 67.57% Health care 11.60%	Shares	Value (000)
Gilead Sciences, Inc.	28,535,040	$2,396,942
Amgen Inc.	8,746,280	2,092,285
Novartis AG1	19,991,425	1,705,390
GlaxoSmithKline PLC[1]	74,093,800	1,551,241
AbbVie Inc.	18,678,100	1,535,340
AstraZeneca PLC[1]	5,829,748	611,566
AstraZeneca PLC (ADR)	3,333,200	174,260
Abbott Laboratories	2,681,900	246,976
Merck & Co., Inc.	2,839,350	225,274
Roche Holding AG, nonvoting, non-registered shares[1]	534,583	185,943
Eli Lilly and Co.	890,070	137,640
Koninklijke Philips NV (EUR denominated)[1]	1,166,532	50,844
Alcon Inc.[1,2]	542,600	28,667
		10,942,368
Consumer staples 9.80%
British American Tobacco PLC[1]	38,429,211	1,492,386
British American Tobacco PLC (ADR)	11,432,857	436,163
Philip Morris International Inc.	23,395,100	1,745,274
Coca-Cola Co.	22,454,900	1,030,455
General Mills, Inc.	13,027,395	780,211
Nestlé SA1	6,054,850	639,611
Altria Group, Inc.	14,542,300	570,785
Imperial Brands PLC[1]	21,411,882	453,179
Diageo PLC[1]	10,481,400	363,331
Carlsberg A/S, Class B1	1,955,831	246,899
Danone SA1	2,893,124	200,704
Kellogg Co.	3,000,000	196,500
Unilever PLC[1]	3,792,110	196,060
Reckitt Benckiser Group PLC[1]	1,917,600	160,238
Procter & Gamble Co.	1,259,860	148,500
Kimberly-Clark Corp.	1,000,000	138,480
Japan Tobacco Inc.[1]	5,946,900	111,161
Vector Group Ltd.[3]	7,533,918	80,613
ITC Ltd.[1]	28,288,999	67,666
Anheuser-Busch InBev SA/NV1	1,313,010	60,946
PepsiCo, Inc.	380,986	50,401
Kirin Holdings Co., Ltd.[1]	2,077,500	40,027
Convenience Retail Asia Ltd.[1,3]	51,330,000	26,900
Treasury Wine Estates Ltd.[1]	1,171,841	7,718
		9,244,208
Financials 9.29%
Zurich Insurance Group AG1	3,691,560	1,176,787
CME Group Inc., Class A	4,589,889	817,964
Truist Financial Corp.	12,867,105	480,200
Münchener Rückversicherungs-Gesellschaft AG1	1,982,847	436,950
Capital Income Builder — Page 1 of 35

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Ping An Insurance (Group) Co. of China, Ltd., Class H1	32,326,500	$327,783
Ping An Insurance (Group) Co. of China, Ltd., Class A1	6,398,527	66,616
JPMorgan Chase & Co.	4,115,100	394,062
DBS Group Holdings Ltd.[1]	26,426,413	370,419
PNC Financial Services Group, Inc.	3,104,400	331,146
Hong Kong Exchanges and Clearing Ltd.[1]	9,942,390	318,724
Toronto-Dominion Bank (CAD denominated)	7,578,600	316,657
Royal Bank of Canada[4]	4,950,000	304,514
State Street Corp.	4,156,774	262,043
Principal Financial Group, Inc.	6,265,400	228,123
Wells Fargo & Co.	7,760,000	225,428
BOC Hong Kong (Holdings) Ltd.[1]	74,121,500	224,829
Great-West Lifeco Inc. (Canada)	12,260,000	201,874
QBE Insurance Group Ltd.[1]	33,494,852	180,303
China Pacific Insurance (Group) Co., Ltd., Class H1	48,139,200	156,313
Sampo Oyj, Class A1,2	4,612,811	153,019
Bank of Montreal[4]	2,998,300	152,441
Svenska Handelsbanken AB, Class A1,2	13,842,969	127,875
Power Corp. of Canada, subordinate voting shares	7,875,000	125,937
East West Bancorp, Inc.	3,517,418	123,356
BNP Paribas SA1	3,542,321	111,497
B3 SA - Brasil, Bolsa, Balcao	13,939,935	98,489
Banca Mediolanum SpA[1]	14,763,298	90,299
Travelers Cos., Inc.	889,000	89,976
Marsh & McLennan Cos., Inc.	901,300	87,724
Hang Seng Bank Ltd.[1]	4,900,000	85,971
Westpac Banking Corp.[1]	7,627,485	79,187
Sony Financial Holdings Inc.[1]	4,140,000	79,111
Swedbank AB, Class A1,2	5,894,843	69,572
The Blackstone Group Inc., Class A	1,194,600	62,406
Moscow Exchange MICEX-RTS PJSC[1]	30,233,125	49,030
Insurance Australia Group Ltd.[1]	13,167,934	48,799
Banco Santander, SA1	21,391,000	47,829
Everest Re Group, Ltd.	256,861	44,470
Euronext NV1	520,000	43,695
Intesa Sanpaolo SpA[1]	27,782,200	43,431
China Merchants Bank Co., Ltd., Class H1	8,800,000	41,923
TMX Group Ltd.	438,400	37,980
Bank of New York Mellon Corp.	900,000	33,786
MONETA Money Bank, AS, non-registered shares[1]	7,813,482	16,368
		8,764,906
Utilities 7.91%
E.ON SE1	127,683,228	1,277,959
Dominion Energy, Inc.	15,771,656	1,216,468
Iberdrola, SA, non-registered shares[1]	65,136,361	652,964
SSE PLC[1]	41,368,308	652,013
Duke Energy Corp.	5,126,300	433,993
EDP - Energias de Portugal, SA1	102,452,644	432,691
Enel SpA[1]	60,965,188	417,377
National Grid PLC[1]	35,164,353	413,909
American Electric Power Co., Inc.	4,644,927	386,040
Consolidated Edison, Inc.	3,620,120	285,266
Naturgy Energy Group, SA1	11,000,000	194,389
Edison International	3,076,400	180,616
Capital Income Builder — Page 2 of 35

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Exelon Corp.	3,338,100	$123,777
ENGIE SA1	3,818,624	41,483
ENGIE SA, bonus shares[1]	3,736,040	40,586
ENGIE SA, bonus dividend[1]	3,736,041	40,586
CLP Holdings Ltd.[1]	10,869,437	115,959
Public Service Enterprise Group Inc.	2,000,000	101,420
Power Assets Holdings Ltd.[1]	12,780,001	84,370
Centrica PLC[1]	129,403,013	65,115
Sempra Energy	507,400	62,842
Entergy Corp.	534,000	51,002
Guangdong Investment Ltd.[1]	24,446,000	50,373
Infratil Ltd.[1]	16,859,895	47,122
Ratch Group PCL, foreign registered[1]	21,810,000	44,171
AES Corp.	1,862,100	24,673
CK Infrastructure Holdings Ltd.[1]	3,853,000	22,878
Keppel Infrastructure Trust[1]	16,588,200	5,763
ENN Energy Holdings Ltd.[1]	215,000	2,390
		7,468,195
Information technology 7.25%
Broadcom Inc.	7,839,700	2,129,419
Microsoft Corp.	10,833,060	1,941,393
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	76,148,756	765,254
Intel Corp.	9,209,910	552,410
QUALCOMM Inc.	2,569,230	202,121
International Business Machines Corp.	1,600,000	200,896
KLA Corp.	1,063,800	174,559
Western Union Co.	8,532,000	162,705
Vanguard International Semiconductor Corp.[1]	60,890,249	140,903
NetApp, Inc.	2,414,800	105,696
Apple Inc.	353,000	103,711
Paychex, Inc.	1,402,200	96,079
Delta Electronics, Inc.[1]	20,417,000	94,703
Texas Instruments Inc.	471,600	54,739
VTech Holdings Ltd.[1]	7,225,700	54,326
Cisco Systems, Inc.	755,600	32,022
Globalwafers Co., Ltd.[1]	2,313,000	29,343
		6,840,279
Real estate 5.68%
Crown Castle International Corp. REIT	13,234,538	2,109,982
Digital Realty Trust, Inc. REIT	3,232,590	483,240
Link Real Estate Investment Trust REIT[1]	46,135,000	409,195
CK Asset Holdings Ltd.[1]	57,379,880	354,758
American Tower Corp. REIT	1,418,387	337,576
Sun Hung Kai Properties Ltd.[1]	23,471,054	317,597
Simon Property Group, Inc. REIT	2,900,000	193,633
TAG Immobilien AG1,3	8,249,401	180,548
VICI Properties Inc. REIT	8,557,720	149,076
Longfor Group Holdings Ltd.[1]	27,023,000	133,925
Gaming and Leisure Properties, Inc. REIT	4,500,000	127,080
Daito Trust Construction Co., Ltd.[1]	1,157,710	110,675
Lamar Advertising Co. REIT, Class A	1,591,278	91,737
American Campus Communities, Inc. REIT	1,872,388	66,077
Charter Hall Group REIT[1]	13,303,560	65,415
Capital Income Builder — Page 3 of 35

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Nexity SA, Class A, non-registered shares[1]	1,762,815	$54,133
Americold Realty Trust REIT	1,725,000	52,768
MGM Growth Properties LLC REIT, Class A	1,192,000	30,003
Embassy Office Parks REIT[1]	5,782,000	28,383
China Resources Land Ltd.[1]	6,772,000	27,207
China Overseas Land & Investment Ltd.[1]	7,032,000	25,346
Unibail-Rodamco-Westfield, non-registered shares REIT[1]	248,133	14,625
		5,362,979
Energy 4.28%
TC Energy Corp. (CAD denominated)	12,251,235	563,824
TC Energy Corp.	2,284,199	105,895
Enbridge Inc. (CAD denominated)	21,588,298	661,476
Chevron Corp.	6,843,740	629,624
Royal Dutch Shell PLC, Class B1	26,809,700	435,173
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	4,705,740	78,671
Royal Dutch Shell PLC, Class B (ADR)	831,600	26,586
Exxon Mobil Corp.	8,669,000	402,848
Canadian Natural Resources, Ltd. (CAD denominated)	16,777,000	280,953
BP PLC[1]	57,901,226	228,632
TOTAL SA1	5,998,605	216,294
EOG Resources, Inc.	3,880,000	184,339
Equitrans Midstream Corp.	11,138,000	93,336
ConocoPhillips	2,070,400	87,164
Inter Pipeline Ltd.[4]	4,807,300	40,200
Tribune Resources, LLC[1,2]	209,689	341
		4,035,356
Industrials 3.99%
United Parcel Service, Inc., Class B	5,172,000	489,582
VINCI SA1	5,825,169	477,483
Lockheed Martin Corp.	1,111,990	432,631
Raytheon Technologies Corp.	6,230,200	403,779
BAE Systems PLC[1]	49,525,829	317,488
Singapore Technologies Engineering Ltd[1]	88,206,800	212,444
Union Pacific Corp.	1,151,700	184,030
Deutsche Post AG1	5,739,500	170,981
Airbus SE, non-registered shares[1,2]	2,638,635	167,748
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1,3]	7,260,676	129,494
BOC Aviation Ltd.[1]	17,124,700	112,573
Stanley Black & Decker, Inc.	960,000	105,792
RELX PLC[1]	3,660,408	82,901
Aena SME, SA, non-registered shares[1,2]	616,000	77,972
Trinity Industries, Inc.	3,921,651	75,649
ComfortDelGro Corp., Ltd.[1]	43,323,022	50,231
ALD SA1	4,942,514	48,252
Cummins Inc.	272,000	44,472
CCR SA, ordinary nominative	18,292,000	41,543
I.M.A. Industria Macchine Automatiche SpA[1]	539,583	36,825
General Dynamics Corp.	224,400	29,311
Melrose Industries PLC[1]	19,184,000	24,149
Caterpillar Inc.	152,600	17,760
Capital Income Builder — Page 4 of 35

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Otis Worldwide Corp.[2]	325,350	$16,564
Carrier Global Corp.[2]	650,700	11,524
		3,761,178
Communication services 3.89%
Verizon Communications Inc.	12,516,636	719,081
BCE Inc. (CAD denominated)	16,704,900	675,541
Nippon Telegraph and Telephone Corp.[1]	20,306,000	462,617
Comcast Corp., Class A	9,692,300	364,721
HKT Trust and HKT Ltd., units[1]	196,511,860	316,444
Vodafone Group PLC[1]	199,223,771	281,711
Koninklijke KPN NV1	76,835,852	177,986
AT&T Inc.	5,552,810	169,194
Euskaltel, SA, non-registered shares[1,3]	11,611,000	92,663
ITV PLC[1]	88,469,712	85,332
Singapore Telecommunications Ltd.[1]	30,154,228	60,005
TELUS Corp.	3,572,925	58,396
HKBN Ltd.[1]	21,707,000	37,224
CenturyLink, Inc.	3,500,000	37,170
ProSiebenSat.1 Media SE1	3,562,000	35,743
BT Group PLC[1]	23,569,500	34,487
KT Corp. (ADR)	2,892,366	28,374
Bharti Infratel Ltd.[1]	9,347,700	21,619
Zegona Communications PLC[1,3]	14,394,740	15,955
Cumulus Media Inc., Class A2	33,691	149
		3,674,412
Materials 1.96%
Dow Inc.	14,220,212	521,740
Rio Tinto PLC[1]	5,023,382	233,470
BHP Group PLC[1]	13,458,800	226,035
Nutrien Ltd.	4,809,297	171,740
LyondellBasell Industries NV	2,092,000	121,232
Air Products and Chemicals, Inc.	513,400	115,813
Asahi Kasei Corp.[1]	11,644,700	82,294
Amcor PLC (CDI)[1]	8,526,922	77,395
BASF SE1	1,464,000	75,255
Evonik Industries AG1	2,554,187	63,174
Givaudan SA1	14,615	48,997
Linde PLC	265,500	48,849
CRH PLC[1]	906,610	27,409
WestRock Co.	603,800	19,436
Nexa Resources SA	4,624,901	19,378
		1,852,217
Consumer discretionary 1.92%
Home Depot, Inc.	1,330,000	292,374
General Motors Co.	12,251,000	273,075
Sands China Ltd.[1]	50,332,530	202,382
Kering SA1	394,349	199,155
McDonald’s Corp.	1,000,000	187,560
Hasbro, Inc.	2,208,000	159,440
Las Vegas Sands Corp.	2,471,000	118,657
Gree Electric Appliances, Inc. of Zhuhai, Class A1	13,298,625	101,588
Industria de Diseño Textil, SA1	3,035,730	77,442
Capital Income Builder — Page 5 of 35

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE1	171,640	$66,389
Inchcape PLC[1]	8,970,892	56,704
Hyundai Motor Co.[1]	374,110	28,876
Midea Group Co., Ltd., Class A1	2,688,665	20,225
Cie. Financière Richemont SA, Class A1	304,665	17,329
Matahari Department Store Tbk PT1	69,943,000	5,731
Marston’s PLC[1]	969,216	461
		1,807,388
Total common stocks (cost: $58,997,547,000)		63,753,486
Preferred securities 0.08% Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,909,610	66,506
Financials 0.01%
CoBank, ACB, Class E, noncumulative, preferred shares[5]	13,000	7,605
Total preferred securities (cost: $79,149,000)		74,111
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[1,2,6]	196,789	1
Tribune Resources, LLC, Class B, warrants, expire 2023[1,2,6]	153,058	1
Tribune Resources, LLC, Class C, warrants, expire 2023[1,2,6]	46,500	—[7]
Total rights & warrants (cost: $28,000)		2
Convertible stocks 1.04% Utilities 0.44%
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	1,725,000	176,485
NextEra Energy, Inc., convertible preferred shares, 4.872% 2022	2,573,900	123,393
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	897,800	88,191
American Electric Power Co., Inc., convertible preferred shares, 6.125% 2022	648,900	32,964
		421,033
Information technology 0.35%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	329,212	334,953
Real estate 0.14%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	92,767	129,224
Industrials 0.11%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	749,200	59,569
Stanley Black & Decker, Inc., convertible preferred shares, 5.375% 2020	515,800	41,290
		100,859
Total convertible stocks (cost: $980,102,000)		986,069
Capital Income Builder — Page 6 of 35

unaudited
Convertible bonds 0.02% Consumer discretionary 0.02%	Principal amount (000)	Value (000)
Carnival Corp., convertible notes, 5.75% 2023[5]	$11,153	$18,832
Total convertible bonds (cost: $11,153,000)		18,832
Bonds, notes & other debt instruments 24.50% U.S. Treasury bonds & notes 8.30% U.S. Treasury 7.18%
U.S. Treasury 8.75% 2020	179,000	179,616
U.S. Treasury 8.75% 2020[8]	165,000	169,141
U.S. Treasury 2.25% 2021	42,570	43,670
U.S. Treasury 3.125% 2021	75,000	77,315
U.S. Treasury 3.625% 2021	31,600	32,475
U.S. Treasury 8.00% 2021[8]	337,500	378,091
U.S. Treasury 8.125% 2021	124,000	136,741
U.S. Treasury 7.25% 2022	182,500	211,985
U.S. Treasury 7.625% 2022	39,700	47,167
U.S. Treasury 2.75% 2023	127,520	137,028
U.S. Treasury 6.25% 2023	350,000	419,016
U.S. Treasury 7.125% 2023	299,800	357,580
U.S. Treasury 2.125% 2024	6,000	6,469
U.S. Treasury 7.50% 2024[8]	331,274	438,369
U.S. Treasury 0.50% 2025	31,909	32,128
U.S. Treasury 2.625% 2025	4,775	5,358
U.S. Treasury 2.75% 2025	150,000	167,172
U.S. Treasury 2.875% 2025	150,000	168,593
U.S. Treasury 2.875% 2025	100,000	112,876
U.S. Treasury 6.875% 2025	145,145	194,631
U.S. Treasury 7.625% 2025	250,000	336,602
U.S. Treasury 1.625% 2026	2,455	2,629
U.S. Treasury 1.75% 2026	1,833	1,982
U.S. Treasury 1.875% 2026	1,132	1,228
U.S. Treasury 6.00% 2026	206,000	271,710
U.S. Treasury 6.50% 2026	178,000	247,253
U.S. Treasury 6.75% 2026	35,000	48,697
U.S. Treasury 2.25% 2027	63,574	71,393
U.S. Treasury 2.25% 2027	75	84
U.S. Treasury 6.125% 2027[8]	317,000	448,606
U.S. Treasury 6.375% 2027	85,000	120,733
U.S. Treasury 6.625% 2027	65,000	91,681
U.S. Treasury 2.875% 2028	324,120	384,056
U.S. Treasury 2.875% 2028	1,886	2,226
U.S. Treasury 3.125% 2028	192	232
U.S. Treasury 5.25% 2028	89,000	123,752
U.S. Treasury 5.50% 2028	140,000	195,945
U.S. Treasury 5.25% 2029	25,000	35,012
U.S. Treasury 6.125% 2029	30,000	45,056
U.S. Treasury 1.50% 2030	55,237	59,764
U.S. Treasury 6.25% 2030[8]	193,000	299,092
U.S. Treasury 2.50% 2046	29,300	37,125
U.S. Treasury 2.875% 2046	20,300	27,604
U.S. Treasury 3.00% 2047[8]	116,000	161,734
U.S. Treasury 2.375% 2049	45,654	57,865
Capital Income Builder — Page 7 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2049[8]	$41,800	$57,947
U.S. Treasury 3.00% 2049[8]	228,388	322,924
		6,768,353
U.S. Treasury inflation-protected securities 1.12%
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]	39,050	39,658
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	50,407	51,554
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]	307,668	315,519
U.S. Treasury Inflation-Protected Security 2.375% 2025[9]	137,220	154,393
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	84,591	88,780
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	79,303	84,017
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]	131,075	139,869
U.S. Treasury Inflation-Protected Security 2.125% 2041[9]	874	1,280
U.S. Treasury Inflation-Protected Security 1.00% 2049[9]	138,457	183,664
		1,058,734
Total U.S. Treasury bonds & notes		7,827,087
Corporate bonds & notes 7.85% Financials 1.40%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	10,069
ACE INA Holdings Inc. 2.30% 2020	815	819
ACE INA Holdings Inc. 2.875% 2022	2,910	3,039
ACE INA Holdings Inc. 3.35% 2026	2,905	3,196
ACE INA Holdings Inc. 4.35% 2045	3,230	4,225
Allstate Corp. 3.85% 2049	5,000	5,882
Ally Financial Inc. 5.75% 2025	2,500	2,578
Ally Financial Inc. 8.00% 2031	1,850	2,259
Ally Financial Inc. 8.00% 2031	1,235	1,434
American International Group, Inc. 4.20% 2028	14,815	16,194
AON Corp. 2.20% 2022	5,120	5,221
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,394
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, 5.375% 2025[5]	5,850	6,018
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[10]	3,025	3,111
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[10]	14,600	15,373
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[10]	12,040	12,733
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	9,420	10,108
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[10]	5,145	5,551
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[10]	7,242	8,237
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[10]	15,275	16,306
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[10]	8,900	9,028
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[10]	47,570	48,803
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[10]	5,503	6,627
Bank of Montreal 4.80% (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.979% on 8/25/2024)[10]	15,566	14,370
Barclays Bank PLC 5.14% 2020	15,525	15,714
Barclays Bank PLC 4.95% 2047	4,000	4,812
Berkshire Hathaway Finance Corp. 4.20% 2048	18,300	23,090
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,530
BNP Paribas 3.50% 2023[5]	25,000	25,865
Charles Schwab Corp. 5.375% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.971% on 6/1/2025)[11]	2,100	2,184
CIT Group Inc. 4.75% 2024	2,066	1,980
CIT Group Inc. 5.25% 2025	434	431
Capital Income Builder — Page 8 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[10]	$21,376	$22,423
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[10]	26,260	30,220
Citigroup Inc. 5.316% 2041 (USD-SOFR + 4.548% on 3/26/2040)[10]	13,764	17,729
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	18,162	18,558
Cooperatieve Rabobank UA 2.625% 2024[5]	4,450	4,535
Credit Acceptance Corp. 6.625% 2026	210	190
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,10]	5,000	5,094
Credit Suisse Group AG 3.80% 2023	12,050	12,632
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[5,10]	15,000	14,981
Credit Suisse Group AG 4.282% 2028[5]	2,000	2,158
Credit Suisse Group AG 4.194% 2031[5,10]	17,600	19,179
Danske Bank AS 3.875% 2023[5]	9,250	9,555
FS Energy and Power Fund 7.50% 2023[5]	2,980	1,945
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,032
Goldman Sachs Group, Inc. 3.213% 2023[11]	1,465	1,465
Goldman Sachs Group, Inc. 3.50% 2025	25,571	27,246
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[10]	24,922	26,945
Goldman Sachs Group, Inc., 2.60% 2030	17,154	16,981
Goldman Sachs Group, Inc. 3.80% 2030	20,412	22,353
Groupe BPCE SA 2.75% 2023[5]	22,675	23,102
Hartford Financial Services Group, Inc. 2.80% 2029	16,705	17,236
Hartford Financial Services Group, Inc. 3.60% 2049	1,818	1,944
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	12,500	14,140
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[10]	13,250	14,509
HSBC Holdings PLC 4.95% 2030	2,325	2,759
Intesa Sanpaolo SpA 3.375% 2023[5]	4,100	4,112
Intesa Sanpaolo SpA 5.017% 2024[5]	9,100	9,112
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[10]	6,603	7,052
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[10]	7,560	8,180
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	9,833	10,050
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[10]	24,878	25,180
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[10]	7,464	7,573
JPMorgan Chase & Co. 2.95% 2026	15,214	15,971
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[10]	7,650	8,296
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[10]	3,473	3,929
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[10]	9,716	10,038
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.160% on 5/6/2029)[10]	3,841	4,239
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[10]	11,051	11,305
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[10]	15,000	17,780
JPMorgan Chase & Co. 3.964% 2048 (3-month USD-LIBOR + 1.38% on 11/15/2047)[10]	596	702
JPMorgan Chase & Co. 3.109% 2031 (USD-SOFR + 3.109% on 4/22/2050)[10]	3,000	3,109
JPMorgan Chase & Co., Series I, junior subordinated, 4.23% (3-month USD-LIBOR + 3.47% on 7/30/2020)[10]	24,198	22,183
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[10]	18,013	18,972
Lloyds Banking Group PLC 4.45% 2025	10,475	11,411
Lloyds Banking Group PLC 4.375% 2028	5,375	5,965
LPL Financial Holdings Inc. 4.625% 2027[5]	6,275	6,032
Marsh & McLennan Cos., Inc. 4.375% 2029	5,519	6,459
Marsh & McLennan Cos., Inc. 4.90% 2049	2,730	3,708
MetLife, Inc. 4.55% 2030	11,593	13,841
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	20,000	20,678
Morgan Stanley 2.50% 2021	15,000	15,182
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[10]	16,250	17,236
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[10]	27,305	28,155
Capital Income Builder — Page 9 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[10]	$44,269	$44,803
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[10]	1,083	1,112
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[10]	6,534	9,345
MSCI Inc. 4.00% 2029[5]	3,000	3,129
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	781
Navient Corp. 6.75% 2026	5,500	4,989
Navient Corp. 5.00% 2027	2,000	1,696
New York Life Global Funding 1.70% 2021[5]	10,000	10,087
New York Life Global Funding 2.25% 2022[5]	3,705	3,829
New York Life Insurance Co. 3.75% 2050[5]	7,437	8,432
Prudential Financial, Inc. 4.35% 2050	3,185	3,649
Prudential Financial, Inc. 3.70% 2051	5,495	5,852
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[10]	3,700	3,816
Rede D’Or Finance Sarl 4.50% 2030[5]	5,600	4,764
Royal Bank of Canada 2.80% 2022	10,425	10,745
Royal Bank of Canada 1.95% 2023	8,141	8,262
Royal Bank of Canada 2.25% 2024	7,500	7,671
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[10]	4,275	4,777
Springleaf Finance Corp. 6.125% 2022	1,805	1,794
Springleaf Finance Corp. 6.125% 2024	3,500	3,304
Starwood Property Trust, Inc. 5.00% 2021	2,000	1,881
Toronto-Dominion Bank 2.65% 2024	4,352	4,531
Travelers Cos., Inc. 4.00% 2047	1,315	1,629
Travelers Cos., Inc. 4.05% 2048	2,753	3,447
Travelers Cos., Inc. 2.55% 2050	1,166	1,166
U.S. Bancorp 2.40% 2024	16,300	17,006
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[5,10]	6,500	6,778
UniCredit SpA 3.75% 2022[5]	11,970	12,099
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,10]	1,900	1,910
US Bancorp 3.15% 2027	4,000	4,370
Wells Fargo & Co. 2.10% 2021	15,000	15,150
Wells Fargo & Co. 2.625% 2022	5,525	5,664
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[10]	19,475	19,802
Wells Fargo & Co. 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[10]	18,824	18,917
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[10]	9,775	10,346
Wells Fargo & Co. 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[10]	54,890	54,949
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[10]	7,817	10,342
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[10]	21,755	21,468
Westpac Banking Corp. 5.00% 2049 (USD-USISDA05 + 2.88% on 9/21/2027)[10]	5,000	4,846
Willis North America Inc. 3.875% 2049	1,944	2,136
		1,316,816
Health care 1.16%
Abbott Laboratories 3.40% 2023	3,702	4,023
Abbott Laboratories 3.75% 2026	3,549	4,106
AbbVie Inc. 2.50% 2020	19,135	19,142
AbbVie Inc. 2.30% 2021	1,995	2,017
AbbVie Inc. 2.90% 2022	10,000	10,414
AbbVie Inc. 2.95% 2026[5]	33,825	35,863
AbbVie Inc. 3.20% 2029[5]	52,015	55,242
AbbVie Inc. 4.45% 2046	3,800	4,454
AbbVie Inc. 4.875% 2048	4,000	5,058
AbbVie Inc. 4.25% 2049[5]	17,233	19,995
Capital Income Builder — Page 10 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Aetna Inc. 2.80% 2023	$1,095	$1,138
Allergan PLC 3.45% 2022	3,000	3,076
Allergan PLC 3.80% 2025	5,573	5,955
Allergan PLC 4.75% 2045	1,000	1,162
Amgen Inc. 2.45% 2030	20,000	20,694
Amgen Inc. 3.15% 2040	3,515	3,729
Amgen Inc. 3.375% 2050	8,165	8,848
Anthem, Inc. 2.95% 2022	12,000	12,470
Anthem, Inc. 2.375% 2025	6,984	7,193
AstraZeneca PLC 4.00% 2029	19,681	23,165
AstraZeneca PLC 4.375% 2048	2,776	3,713
Bayer US Finance II LLC 3.875% 2023[5]	11,408	12,126
Bayer US Finance II LLC 4.375% 2028[5]	10,918	12,345
Bayer US Finance II LLC 4.875% 2048[5]	764	939
Becton, Dickinson and Co. 2.894% 2022	2,595	2,664
Becton, Dickinson and Co. 3.363% 2024	10,000	10,637
Becton, Dickinson and Co. 3.734% 2024	1,504	1,626
Becton, Dickinson and Co. 3.70% 2027	11,049	12,012
Becton, Dickinson and Co. 4.669% 2047	930	1,165
Boston Scientific Corp. 3.375% 2022	3,150	3,287
Bristol-Myers Squibb Co. 2.90% 2024[5]	19,070	20,372
Bristol-Myers Squibb Co. 3.40% 2029[5]	10,719	12,265
Bristol-Myers Squibb Co. 4.25% 2049[5]	10,155	13,272
Centene Corp. 4.25% 2027[5]	8,875	9,327
Centene Corp. 4.625% 2029[5]	5,275	5,801
Centene Corp. 3.375% 2030[5]	14,074	14,241
Cigna Corp. 4.375% 2028	11,068	12,677
Cigna Corp. 4.90% 2048	7,862	10,159
CVS Health Corp. 4.30% 2028	13,670	15,428
CVS Health Corp. 3.75% 2030	7,000	7,787
CVS Health Corp. 5.05% 2048	4,125	5,208
Eli Lilly and Co. 3.375% 2029	7,916	9,032
EMD Finance LLC 2.95% 2022[5]	4,900	4,977
EMD Finance LLC 3.25% 2025[5]	21,450	22,723
Endo International PLC 5.875% 2024[5]	225	218
GlaxoSmithKline PLC 3.375% 2023	25,000	26,804
HCA Inc. 4.125% 2029	8,450	9,110
HCA Inc. 5.875% 2029	2,500	2,872
HCA Inc. 5.25% 2049	5,000	5,896
Johnson & Johnson 1.95% 2020	6,680	6,710
Laboratory Corp. of America Holdings 4.70% 2045	6,900	8,328
Mallinckrodt PLC 5.625% 2023[5]	3,000	883
Merck & Co., Inc. 3.40% 2029	7,886	9,101
Merck & Co., Inc. 4.00% 2049	3,170	4,171
Molina Healthcare, Inc. 4.875% 2025[5]	5,600	5,669
Novartis Capital Corp. 1.75% 2025	7,322	7,567
Novartis Capital Corp. 2.20% 2030	15,469	16,386
Novartis Capital Corp. 2.75% 2050	4,639	5,015
Pfizer Inc. 3.20% 2023	25,389	27,471
Pfizer Inc. 3.45% 2029	7,662	8,839
Pfizer Inc. 7.20% 2039	196	328
Pfizer Inc. 4.00% 2049	3,216	4,161
Shire PLC 2.40% 2021	1,640	1,666
Shire PLC 2.875% 2023	9,310	9,694
Capital Income Builder — Page 11 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 3.20% 2026	$68,549	$74,409
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	29,378	32,265
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	29,962	36,151
Tenet Healthcare Corp. 7.50% 2025[5]	1,500	1,621
Tenet Healthcare Corp. 4.875% 2026[5]	10,000	9,934
Tenet Healthcare Corp. 5.125% 2027[5]	6,000	5,944
Teva Pharmaceutical Finance Co. BV 2.20% 2021	9,457	9,252
Teva Pharmaceutical Finance Co. BV 2.80% 2023	19,620	18,128
Teva Pharmaceutical Finance Co. BV 6.00% 2024	40,687	40,687
Teva Pharmaceutical Finance Co. BV 7.125% 2025[5]	3,500	3,644
Teva Pharmaceutical Finance Co. BV 3.15% 2026	107,950	94,597
Teva Pharmaceutical Finance Co. BV 6.75% 2028	25,925	26,784
Teva Pharmaceutical Finance Co. BV 4.10% 2046	23,790	18,711
Thermo Fisher Scientific Inc. 4.133% 2025	15,365	17,346
Thermo Fisher Scientific Inc. 4.497% 2030	5,627	6,840
UnitedHealth Group Inc. 2.70% 2020	3,230	3,241
UnitedHealth Group Inc. 2.125% 2021	2,000	2,022
UnitedHealth Group Inc. 2.375% 2024	14,639	15,390
UnitedHealth Group Inc. 3.50% 2024	3,485	3,792
UnitedHealth Group Inc. 3.70% 2025	2,180	2,452
UnitedHealth Group Inc. 3.75% 2025	4,090	4,577
UnitedHealth Group Inc. 2.875% 2029	5,945	6,430
UnitedHealth Group Inc. 4.45% 2048	2,593	3,333
UnitedHealth Group Inc. 3.70% 2049	2,760	3,236
Valeant Pharmaceuticals International, Inc. 6.50% 2022[5]	4,713	4,818
Valeant Pharmaceuticals International, Inc. 5.50% 2023[5]	11,840	11,781
Valeant Pharmaceuticals International, Inc. 5.875% 2023[5]	86	85
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	1,110	1,128
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,927
		1,095,941
Energy 0.99%
Apache Corp. 4.25% 2030	16,930	13,079
Apache Corp. 5.35% 2049	6,817	4,793
APT Pipelines Ltd. 4.20% 2025[5]	2,220	2,327
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[11,12]	100	88
Baker Hughes, a GE Co. 4.486% 2030	3,657	3,762
Baker Hughes, a GE Co. 4.08% 2047	835	708
BP Capital Markets PLC 3.41% 2026	3,500	3,698
BP Capital Markets PLC 3.00% 2050	4,142	3,967
Canadian Natural Resources Ltd. 2.95% 2023	10,190	9,867
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,923
Canadian Natural Resources Ltd. 3.85% 2027	15,207	14,147
Cenovus Energy Inc. 3.80% 2023	6,120	5,119
Cenovus Energy Inc. 5.25% 2037	2,150	1,456
Cenovus Energy Inc. 5.40% 2047	16,686	11,278
Cheniere Energy Partners, LP 5.25% 2025	2,500	2,402
Cheniere Energy, Inc. 3.70% 2029[5]	5,684	5,240
Chevron Corp. 2.10% 2021	7,325	7,409
Chevron Corp. 2.498% 2022	10,540	10,905
Concho Resources Inc. 4.30% 2028	11,145	11,360
Concho Resources Inc. 4.85% 2048	11,238	11,136
Constellation Oil Services Holding SA 10.00% 2024[5,13]	584	164
DCP Midstream Operating LP 5.375% 2025	2,000	1,632
Capital Income Builder — Page 12 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamond Offshore Drilling, Inc. 4.875% 2043	$12,185	$1,417
Ecopetrol SA 5.875% 2023	1,790	1,855
Ecopetrol SA 5.875% 2045	715	631
Enbridge Energy Partners, LP 5.875% 2025	30,860	33,624
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,677
Enbridge Energy Partners, LP 7.375% 2045	27,740	36,258
Enbridge Inc. 2.90% 2022	1,083	1,090
Enbridge Inc. 4.00% 2023	14,895	15,364
Enbridge Inc. 3.50% 2024	2,400	2,464
Enbridge Inc. 2.50% 2025	10,000	9,863
Energy Transfer Operating, LP 5.00% 2050	3,005	2,687
Energy Transfer Partners, LP 4.20% 2027	9,400	8,883
Energy Transfer Partners, LP 6.125% 2045	2,295	2,239
Energy Transfer Partners, LP 5.30% 2047	10,825	9,450
Energy Transfer Partners, LP 6.00% 2048	10,700	10,079
Energy Transfer Partners, LP 6.25% 2049	7,363	7,349
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[10]	7,500	5,263
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[10]	5,220	3,748
Enterprise Products Operating LLC 4.20% 2050	2,795	2,788
EOG Resources, Inc. 4.375% 2030	2,477	2,768
EOG Resources, Inc. 4.95% 2050	5,574	6,700
EQT Corp. 6.125% 2025	2,000	1,917
EQT Corp. 3.90% 2027	3,020	2,556
EQT Corp. 7.00% 2030	15,000	14,269
Equinor ASA 3.625% 2028	13,165	14,381
Equinor ASA 3.25% 2049	7,583	7,953
Equinor ASA 3.70% 2050	8,006	8,819
Exxon Mobil Corp. 2.61% 2030	20,000	20,872
Exxon Mobil Corp. 3.452% 2051	23,229	25,308
Jonah Energy LLC 7.25% 2025[5]	2,500	56
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	8,467
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,808
Kinder Morgan, Inc. 3.15% 2023	1,190	1,215
Kinder Morgan, Inc. 4.30% 2025	75,495	80,793
Kinder Morgan, Inc. 4.30% 2028	31,330	33,268
Kinder Morgan, Inc. 5.55% 2045	41,290	47,432
Kinder Morgan, Inc. 5.05% 2046	2,500	2,705
Kinder Morgan, Inc. 5.20% 2048	6,168	6,971
Marathon Oil Corp. 4.40% 2027	3,375	2,621
MPLX LP 3.50% 2022[5]	5,000	4,944
MPLX LP 6.25% 2022[5]	520	520
MPLX LP 4.125% 2027	2,445	2,365
MPLX LP 4.00% 2028	6,080	5,774
MPLX LP 5.20% 2047	505	483
MPLX LP 5.50% 2049	1,798	1,795
Murphy Oil Corp. 5.875% 2027	1,005	685
Neptune Energy Group Holdings Ltd. 6.625% 2025[5]	4,955	3,326
NGPL PipeCo LLC 7.768% 2037[5]	2,000	2,213
Noble Corp. PLC 7.95% 2025[10]	1,785	24
Noble Corp. PLC 8.95% 2045[10]	3,010	23
Noble Energy, Inc. 3.85% 2028	1,220	975
Noble Energy, Inc. 3.25% 2029	10,050	7,375
Noble Energy, Inc. 4.95% 2047	8,001	5,669
Noble Energy, Inc. 4.20% 2049	10,363	7,086
Capital Income Builder — Page 13 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 4.85% 2021	$414	$400
Occidental Petroleum Corp. 2.90% 2024	12,841	9,820
Occidental Petroleum Corp. 3.20% 2026	789	572
Occidental Petroleum Corp. 3.50% 2029	4,943	3,486
Occidental Petroleum Corp. 4.40% 2049	6,000	3,652
ONEOK, Inc. 2.20% 2025	2,521	2,187
ONEOK, Inc. 3.10% 2030	2,395	1,913
ONEOK, Inc. 5.20% 2048	3,034	2,682
ONEOK, Inc. 4.45% 2049	1,510	1,161
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	7,100
Petrobras Global Finance Co. 5.093% 2030[5]	1,702	1,557
Petrobras Global Finance Co. 7.25% 2044	300	302
Petrobras Global Finance Co. 6.85% 2115	1,035	978
Petróleos Mexicanos 4.50% 2026	2,032	1,575
Petróleos Mexicanos 6.875% 2026	31,230	25,999
Petróleos Mexicanos 6.84% 2030[5]	3,618	2,842
Petróleos Mexicanos 5.95% 2031[5]	580	423
Petróleos Mexicanos 6.75% 2047	1,190	835
Petróleos Mexicanos 6.35% 2048	7,207	4,836
Petróleos Mexicanos 7.69% 2050[5]	2,200	1,628
Petróleos Mexicanos 6.95% 2060[5]	2,010	1,422
Phillips 66 4.30% 2022	11,525	12,027
Phillips 66 Partners LP 3.605% 2025	540	528
Phillips 66 Partners LP 3.55% 2026	2,600	2,595
Phillips 66 Partners LP 3.75% 2028	670	650
Phillips 66 Partners LP 4.68% 2045	160	154
Phillips 66 Partners LP 4.90% 2046	735	723
Pioneer Natural Resources Co. 3.45% 2021	685	687
QEP Resources, Inc. 5.25% 2023	5,130	1,738
QEP Resources, Inc. 5.625% 2026	350	115
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	6,757
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	4,693
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,248
Saudi Arabian Oil Co. 3.50% 2029[5]	2,565	2,583
Saudi Arabian Oil Co. 4.375% 2049[5]	705	719
Schlumberger BV 4.00% 2025[5]	16,490	16,667
Shell International Finance BV 1.75% 2021	10,865	10,923
Shell International Finance BV 3.50% 2023	8,250	8,799
Shell International Finance BV 3.25% 2050	8,000	8,256
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,325	1,243
Sunoco Logistics Operating Partners, LP 5.40% 2047	10,286	9,328
Targa Resources Partners LP 6.875% 2029	6,240	5,762
Targa Resources Partners LP 5.50% 2030[5]	4,320	3,696
TC PipeLines, LP 4.375% 2025	1,984	2,055
Total Capital International 2.434% 2025	7,988	8,227
Total Capital International 3.455% 2029	2,600	2,812
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]	61,650	58,465
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 3.902% 2067[11]	8,000	5,607
TransCanada PipeLines Ltd. 4.10% 2030	24,889	26,967
TransCanada PipeLines Ltd. 4.875% 2048	7,500	8,391
Transportadora de Gas Peru SA 4.25% 2028[5]	1,090	1,122
Valaris PLC 5.20% 2025	4,265	363
Valaris PLC 5.75% 2044	1,750	155
Valero Energy Partners LP 4.375% 2026	1,735	1,783
Capital Income Builder — Page 14 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Gas Partners LP 3.95% 2025	$1,520	$1,357
Western Gas Partners LP 4.65% 2026	3,105	2,763
Western Midstream Operating, LP 3.10% 2025	5,040	4,624
Western Midstream Operating, LP 4.05% 2030	3,755	3,445
Western Midstream Operating, LP 5.25% 2050	3,956	3,135
Williams Partners LP 4.125% 2020	5,000	5,017
Williams Partners LP 6.30% 2040	1,918	2,213
Williams Partners LP 5.10% 2045	1,278	1,331
		934,418
Communication services 0.94%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	1,846
América Móvil, SAB de CV 8.46% 2036	147,200	5,668
AT&T Inc. 3.80% 2027	$4,535	4,901
AT&T Inc. 4.50% 2035	6,348	7,116
AT&T Inc. 4.30% 2042	353	384
AT&T Inc. 4.35% 2045	6,945	7,623
AT&T Inc. 4.75% 2046	13,347	15,368
AT&T Inc. 4.50% 2048	15,875	18,069
Cablevision Systems Corp. 5.75% 2030[5]	2,500	2,607
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,710
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,390
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,155
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[5]	17,570	18,377
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	14,950	15,656
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[5]	48,950	51,055
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,509
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[5]	2,000	2,069
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[5]	24,275	24,510
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[5]	32,777	33,585
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[5]	1,885	1,881
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	12,167	15,273
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	9,077	10,812
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	12,500	14,174
CenturyLink, Inc. 7.50% 2024	20,283	22,113
CenturyLink, Inc. 4.00% 2027[5]	3,950	3,856
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,887
Charter Communications Operating, LLC/Charter Communications Operating Capital 3.70% 2051	3,557	3,472
Comcast Corp. 3.00% 2024	6,919	7,387
Comcast Corp. 3.70% 2024	7,561	8,279
Comcast Corp. 3.95% 2025	4,175	4,712
Comcast Corp. 2.35% 2027	3,220	3,363
Comcast Corp. 3.15% 2028	7,500	8,178
Comcast Corp. 2.65% 2030	39,694	42,321
Comcast Corp., 3.75% 2040	1,617	1,864
Comcast Corp. 4.75% 2044	3,500	4,555
Comcast Corp. 4.00% 2047	2,600	3,095
Comcast Corp. 4.00% 2048	6,303	7,559
Comcast Corp. 3.45% 2050	5,418	6,068
CSC Holdings, LLC 5.50% 2026[5]	2,000	2,082
Deutsche Telekom AG 3.625% 2050[5]	12,675	13,950
Fox Corp. 3.05% 2025	3,227	3,418
Fox Corp. 3.50% 2030	18,171	19,588
Frontier Communications Corp. 6.25% 2021[14]	600	166
Capital Income Builder — Page 15 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 10.50% 2022[14]	$5,250	$1,650
Frontier Communications Corp. 11.00% 2025[14]	4,800	1,517
Level 3 Communications, Inc. 5.125% 2023	3,000	3,008
Level 3 Communications, Inc. 3.875% 2029[5]	2,500	2,565
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[5]	3,815	3,861
Netflix, Inc. 3.625% 2025[5]	10,200	10,366
Outfront Media Capital LLC 4.625% 2030[5]	5,000	4,586
Sirius XM Radio Inc. 3.875% 2022[5]	4,625	4,683
Sirius XM Radio Inc. 4.625% 2023[5]	4,000	4,046
SoftBank Group Corp. 3.36% 2023[5]	3,750	3,771
Sprint Corp. 11.50% 2021	124,685	139,903
Sprint Corp. 6.875% 2028	49,710	60,099
Sprint Corp. 8.75% 2032	11,585	16,331
TEGNA Inc. 4.625% 2028[5]	3,500	3,153
T-Mobile US, Inc. 6.00% 2024	175	179
T-Mobile US, Inc. 3.50% 2025[5]	6,550	6,909
T-Mobile US, Inc. 6.375% 2025	3,600	3,713
T-Mobile US, Inc. 6.50% 2026	10,650	11,285
T-Mobile US, Inc. 3.75% 2027[5]	10,000	10,770
T-Mobile US, Inc. 4.75% 2028	7,500	7,910
T-Mobile US, Inc. 3.875% 2030[5]	33,248	36,535
T-Mobile US, Inc. 4.375% 2040[5]	16,789	19,048
T-Mobile US, Inc. 4.50% 2050[5]	16,056	18,788
Univision Communications Inc. 6.75% 2022[5]	1,039	1,053
Univision Communications Inc. 5.125% 2023[5]	7,805	7,464
Verizon Communications Inc. 3.00% 2027	8,850	9,609
Verizon Communications Inc. 4.329% 2028	7,846	9,299
Verizon Communications Inc. 3.15% 2030	6,350	7,044
Verizon Communications Inc. 4.00% 2050	15,172	19,055
Vodafone Group PLC 5.25% 2048	5,575	6,999
Vodafone Group PLC 4.25% 2050	6,550	7,248
Walt Disney Co. 3.35% 2025	7,000	7,654
		884,752
Utilities 0.69%
AEP Transmission Co. LLC 3.65% 2050	2,675	3,204
AES Corp. 5.50% 2025	9,895	10,204
AES Corp. 5.125% 2027	3,000	3,141
Ameren Corp. 2.50% 2024	1,616	1,675
Ameren Corp. 3.50% 2031	10,600	11,745
Ameren Corp. 3.25% 2050	3,625	4,066
American Electric Power Co., Inc. 3.25% 2050	775	792
Berkshire Hathaway Energy Co. 4.05% 2025[5]	9,275	10,448
Berkshire Hathaway Energy Co. 4.25% 2050[5]	975	1,248
Cemig Geração e Transmissão SA 9.25% 2024	8,515	8,915
Centerpoint Energy, Inc. 2.50% 2022	6,000	6,172
CenterPoint Energy, Inc. 3.85% 2024	19,500	20,846
CenterPoint Energy, Inc. 2.95% 2030	5,450	5,602
Clearway Energy Operating LLC 4.75% 2028[5]	5,000	5,103
CMS Energy Corp. 5.05% 2022	5,460	5,771
CMS Energy Corp. 3.00% 2026	849	896
CMS Energy Corp. 4.875% 2044	1,275	1,643
Colbun SA 3.15% 2030[5]	800	767
Commonwealth Edison Co. 2.95% 2027	7,450	8,033
Capital Income Builder — Page 16 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consolidated Edison Co. of New York, Inc. 4.65% 2048	$345	$447
Consolidated Edison Co. of New York, Inc. 3.95% 2050	3,125	3,733
Consumers Energy Co. 4.05% 2048	11,425	14,913
Consumers Energy Co. 3.10% 2050	10,917	12,400
Consumers Energy Co. 3.75% 2050	5,625	7,110
Dominion Resources, Inc. 2.00% 2021	6,570	6,621
Dominion Resources, Inc., 3.375% 2030	22,875	24,886
Dominion Resources, Inc., junior subordinated, 3.071% 2024[10]	5,225	5,499
DTE Energy Co. 3.40% 2029	6,850	7,113
Duke Energy Carolinas, LLC 2.45% 2029	13,675	14,524
Duke Energy Carolinas, LLC 3.20% 2049	2,373	2,674
Duke Energy Corp. 3.95% 2023	985	1,058
Duke Energy Corp. 3.75% 2024	2,490	2,712
Duke Energy Corp. 3.40% 2029	6,575	7,231
Duke Energy Indiana, Inc. 3.25% 2049	1,625	1,796
Edison International 3.125% 2022	5,800	5,936
Edison International 3.55% 2024	9,775	10,077
Edison International 4.95% 2025	2,925	3,179
Edison International 5.75% 2027	5,642	6,415
Edison International 4.125% 2028	2,158	2,259
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	20,554	21,762
Emera US Finance LP 2.70% 2021	2,885	2,904
Empresas Publicas de Medellin E.S.P. 4.25% 2029	2,000	1,896
Enel Finance International SA 3.50% 2028[5]	4,981	5,185
Entergy Corp. 4.00% 2022	4,435	4,693
Entergy Corp. 2.95% 2026	7,750	8,147
Entergy Louisiana, LLC 4.20% 2048	7,950	10,228
Eversource Energy 2.375% 2022	1,410	1,456
Eversource Energy 2.75% 2022	528	543
Eversource Energy 2.80% 2023	1,870	1,930
Eversource Energy 3.80% 2023	15,000	16,213
Exelon Corp. 3.95% 2025	635	702
Exelon Corp. 3.40% 2026	1,570	1,708
Exelon Corp. 4.45% 2046	8,115	9,702
Exelon Corp., junior subordinated, 3.497% 2022[10]	12,000	12,372
FirstEnergy Corp. 3.90% 2027	25,785	28,404
FirstEnergy Corp. 3.50% 2028[5]	8,725	9,332
FirstEnergy Corp. 2.65% 2030	3,575	3,644
FirstEnergy Corp. 3.40% 2050	14,125	14,867
FirstEnergy Corp., Series B, 4.25% 2023	2,000	2,166
Florida Power & Light Co. 2.85% 2025	6,900	7,487
Florida Power & Light Co. 3.15% 2049	1,318	1,521
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,099
Jersey Central Power & Light Co. 4.30% 2026[5]	1,935	2,121
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	804
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,657
Northern States Power Co. 3.60% 2046	2,795	3,292
Northern States Power Co. 2.90% 2050	1,705	1,870
NSTAR Electric Co. 3.95% 2030	1,075	1,285
Pacific Gas and Electric Co. 3.25% 2023[14]	16,490	16,817
Pacific Gas and Electric Co. 3.85% 2023[14]	3,437	3,591
Pacific Gas and Electric Co. 4.25% 2023[5,14]	2,757	2,963
Pacific Gas and Electric Co. 3.40% 2024[14]	3,665	3,811
Pacific Gas and Electric Co. 3.75% 2024[14]	1,457	1,537
Capital Income Builder — Page 17 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.50% 2025[14]	$1,285	$1,322
Pacific Gas and Electric Co. 2.95% 2026[14]	10,066	10,151
Pacific Gas and Electric Co. 3.30% 2027[14]	1,749	1,769
Pacific Gas and Electric Co. 3.30% 2027[14]	738	744
Pacific Gas and Electric Co. 4.65% 2028[5,14]	2,500	2,799
Pacific Gas and Electric Co. 6.05% 2034[14]	2,200	2,485
PacifiCorp. 3.30% 2051	2,225	2,505
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,850	2,013
Pennsylvania Electric Co. 3.25% 2028[5]	6,000	6,358
Progress Energy, Inc. 7.00% 2031	4,000	5,481
Progress Energy, Inc. 7.75% 2031	2,500	3,551
Public Service Co. of Colorado 3.80% 2047	685	855
Public Service Electric and Gas Co. 3.20% 2029	9,000	10,097
Public Service Electric and Gas Co. 3.85% 2049	490	612
Public Service Enterprise Group Inc. 3.20% 2049	5,768	6,631
Puget Energy, Inc. 6.50% 2020	2,058	2,121
Puget Energy, Inc. 5.625% 2022	6,525	6,971
Puget Energy, Inc. 3.65% 2025	8,500	8,520
San Diego Gas & Electric Co. 4.10% 2049	1,750	2,106
San Diego Gas & Electric Co. 3.32% 2050	3,675	4,007
Southern California Edison Co. 1.845% 2022	4,407	4,393
Southern California Edison Co. 2.85% 2029	7,300	7,552
Southern California Edison Co. 4.20% 2029	7,000	7,851
Southern California Edison Co. 2.25% 2030	4,515	4,421
Southern California Edison Co. 4.05% 2042	3,333	3,692
Southern California Edison Co. 4.00% 2047	14,501	16,119
Southern California Edison Co. 4.125% 2048	10,764	12,301
Southern California Edison Co. 4.875% 2049	1,625	2,070
Southern California Edison Co. 3.65% 2050	1,325	1,439
Southern California Edison Co., Series C, 3.60% 2045	4,463	4,764
Southern California Gas Co. 2.55% 2030	1,925	2,038
Talen Energy Corp. 7.25% 2027[5]	2,290	2,278
Tampa Electric Co. 2.60% 2022	1,200	1,216
Virginia Electric and Power Co. 3.45% 2024	1,860	1,990
Virginia Electric and Power Co. 3.30% 2049	6,525	7,297
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,392
Virginia Electric and Power Co., Series B, 3.80% 2047	925	1,109
Wisconsin Power and Light Co. 3.65% 2050	1,225	1,424
Xcel Energy Inc. 3.30% 2025	5,850	6,274
Xcel Energy Inc. 4.00% 2028	9,588	10,836
Xcel Energy Inc. 2.60% 2029	3,875	4,048
Xcel Energy Inc. 6.50% 2036	3,000	4,240
Xcel Energy Inc. 3.50% 2049	3,611	3,975
		654,380
Consumer staples 0.68%
Albertsons Companies, Inc. 4.875% 2030[5]	3,000	3,060
Altria Group, Inc. 4.75% 2021	1,500	1,548
Altria Group, Inc. 2.95% 2023	3,800	3,943
Altria Group, Inc. 3.80% 2024	7,692	8,246
Altria Group, Inc. 4.00% 2024	3,000	3,234
Altria Group, Inc. 2.625% 2026	1,375	1,396
Altria Group, Inc. 4.40% 2026	17,972	19,963
Altria Group, Inc. 4.80% 2029	16,105	18,014
Capital Income Builder — Page 18 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.95% 2049	$22,078	$27,525
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	12,500	14,383
Anheuser-Busch InBev NV 4.75% 2029	27,932	32,270
Anheuser-Busch InBev NV 4.60% 2048	2,958	3,274
Anheuser-Busch InBev NV 5.55% 2049	17,750	22,227
Anheuser-Busch InBev NV 4.50% 2050	2,500	2,792
ARAMARK Corp. 6.375% 2025[5]	2,000	2,085
British American Tobacco PLC 3.222% 2024	2,500	2,597
British American Tobacco PLC 3.557% 2027	49,225	50,645
British American Tobacco PLC 4.70% 2027	7,862	8,696
British American Tobacco PLC 4.906% 2030	5,000	5,631
British American Tobacco PLC 4.39% 2037	6,870	7,049
British American Tobacco PLC 4.54% 2047	10,965	11,438
British American Tobacco PLC 4.758% 2049	7,674	8,342
Coca-Cola Co. 1.75% 2024	15,075	15,671
Coca-Cola Co. 2.95% 2025	7,000	7,621
Coca-Cola Co. 3.45% 2030	3,408	3,935
Conagra Brands, Inc. 4.30% 2024	5,000	5,427
Conagra Brands, Inc. 4.60% 2025	6,790	7,589
Conagra Brands, Inc. 5.30% 2038	3,846	4,807
Conagra Brands, Inc. 5.40% 2048	6,306	8,382
Constellation Brands, Inc. 2.25% 2020	5,000	5,033
Constellation Brands, Inc. 2.65% 2022	2,615	2,668
Constellation Brands, Inc. 2.70% 2022	415	422
Constellation Brands, Inc. 3.70% 2026	7,015	7,461
Constellation Brands, Inc. 3.50% 2027	10,775	11,396
Constellation Brands, Inc. 4.50% 2047	445	495
Constellation Brands, Inc. 3.75% 2050	2,340	2,354
Costco Wholesale Corp. 2.15% 2021	2,500	2,545
Costco Wholesale Corp. 1.375% 2027	2,147	2,161
Costco Wholesale Corp. 1.60% 2030	8,546	8,463
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 1.716% 2021[11]	11,975	11,913
General Mills, Inc. 3.20% 2021	2,840	2,887
JBS Investments GmbH II 5.75% 2028[5]	4,429	4,339
JBS USA LLC 5.50% 2030[5]	1,500	1,526
Keurig Dr Pepper Inc. 3.551% 2021	4,675	4,774
Keurig Dr Pepper Inc. 4.057% 2023	17,120	18,335
Keurig Dr Pepper Inc. 4.597% 2028	8,441	9,804
Keurig Dr Pepper Inc. 5.085% 2048	7,235	9,215
Keurig Dr Pepper Inc. 3.80% 2050	2,434	2,592
Kimberly-Clark Corp. 3.10% 2030	472	526
Kimberly-Clark Corp. 2.875% 2050	3,529	3,785
Kraft Heinz Co. 3.00% 2026	2,240	2,226
Kraft Heinz Co. 3.75% 2030[5]	760	774
Molson Coors Brewing Co. 2.10% 2021	2,920	2,912
Molson Coors Brewing Co. 4.20% 2046	480	463
NBM US Holdings, Inc. 6.625% 2029[5]	3,000	2,799
Nestlé Holdings, Inc. 3.35% 2023[5]	14,000	15,018
PepsiCo, Inc. 2.75% 2030	10,000	10,939
PepsiCo, Inc. 3.50% 2040	8,050	9,419
Philip Morris International Inc. 2.375% 2022	5,595	5,757
Philip Morris International Inc. 2.50% 2022	5,000	5,187
Philip Morris International Inc. 2.625% 2022	6,125	6,283
Philip Morris International Inc. 2.125% 2023	2,500	2,565
Capital Income Builder — Page 19 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.10% 2030	$8,625	$8,534
Procter & Gamble Co. 2.45% 2025	1,917	2,052
Procter & Gamble Co. 3.00% 2030	4,159	4,728
Procter & Gamble Co. 3.60% 2050	1,727	2,196
Reckitt Benckiser Group PLC 2.375% 2022[5]	2,870	2,928
Reckitt Benckiser Treasury Services PLC 2.75% 2024[5]	2,215	2,286
Reynolds American Inc. 3.25% 2020	3,675	3,679
Reynolds American Inc. 4.00% 2022	4,500	4,685
Reynolds American Inc. 4.45% 2025	15,045	16,375
Reynolds American Inc. 5.85% 2045	9,362	11,016
Sysco Corp. 5.95% 2030	3,000	3,534
TreeHouse Foods, Inc. 6.00% 2024[5]	250	256
Wal-Mart Stores, Inc. 2.85% 2024	26,265	28,345
Wal-Mart Stores, Inc. 3.05% 2026	12,870	14,252
Wal-Mart Stores, Inc. 2.95% 2049	4,062	4,557
WM. Wrigley Jr. Co. 3.375% 2020[5]	43,185	43,589
		641,838
Consumer discretionary 0.58%
Amazon.com, Inc. 3.875% 2037	5,114	6,233
Bayerische Motoren Werke AG 3.15% 2024[5]	11,000	11,255
Bayerische Motoren Werke AG 3.90% 2025[5]	5,000	5,326
BMW Finance NV 2.25% 2022[5]	3,000	2,994
Booking Holdings Inc. 4.625% 2030	8,000	8,908
Burger King Corp. 5.75% 2025[5]	2,000	2,115
Burger King Corp. 3.875% 2028[5]	5,000	4,873
Burlington Coat Factory Warehouse Corporation 6.25% 2025[5]	3,000	3,060
Carnival Corp. 11.50% 2023[5]	76,985	80,618
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]	19,750	19,584
Expedia Group Inc. 6.25% 2025[5]	7,500	7,660
Extended Stay America Inc. 4.625% 2027[5]	1,783	1,618
Ford Motor Co. 9.625% 2030	14,020	13,810
General Motors Co. 4.35% 2025	11,555	11,014
General Motors Co. 5.40% 2048	10,000	7,986
General Motors Co. 5.95% 2049	4,850	4,132
General Motors Financial Co. 3.70% 2020	15,890	15,849
General Motors Financial Co. 4.375% 2021	1,000	986
General Motors Financial Co. 3.45% 2022	20,390	19,649
General Motors Financial Co. 4.30% 2025	10,000	9,396
Hanesbrands Inc. 5.375% 2025[5]	2,880	2,880
Hilton Worldwide Holdings Inc. 5.75% 2028[5]	6,000	6,105
Home Depot, Inc. 2.95% 2029	4,775	5,190
Home Depot, Inc. 3.125% 2049	7,117	7,562
Hyundai Capital America 3.10% 2022[5]	26,390	26,215
International Game Technology 6.25% 2027[5]	5,960	5,822
Kohl’s Corp. 9.50% 2025	2,500	2,570
Las Vegas Sands Corp. 3.90% 2029	3,175	2,931
Lennar Corp. 8.375% 2021	5,000	5,161
Lowe’s Companies, Inc. 5.00% 2040	1,816	2,245
Lowe’s Cos., Inc. 4.05% 2047	4	4
Lowe’s Cos., Inc. 4.55% 2049	4,933	5,994
Lowe’s Cos., Inc. 5.125% 2050	1,828	2,389
Massachusetts Institute of Technology 2.294% 2051	5,025	5,025
McDonald’s Corp. 2.625% 2022	1,035	1,061
Capital Income Builder — Page 20 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.35% 2023	$7,718	$8,215
McDonald’s Corp. 3.70% 2026	7,015	7,785
McDonald’s Corp. 2.125% 2030	4,136	4,142
McDonald’s Corp. 4.875% 2045	2,100	2,649
McDonald’s Corp. 4.45% 2047	3,000	3,684
McDonald’s Corp. 3.625% 2049	4,898	5,423
Melco International Development Ltd. 5.375% 2029[5]	1,280	1,204
MGM Growth Properties LLC 5.625% 2024	2,245	2,291
MGM Resorts International 6.00% 2023	4,000	3,911
MGM Resorts International 6.75% 2025	1,500	1,478
Morongo Band of Mission Indians 7.00% 2039[5]	5,000	5,703
Newell Rubbermaid Inc. 3.85% 2023	1,750	1,794
NIKE, Inc. 3.875% 2045	7,145	8,462
Nissan Motor Co., Ltd. 2.60% 2022[5]	29,255	27,093
Panther BF Aggregator 2, LP 6.25% 2026[5]	3,000	3,022
PetSmart, Inc. 7.125% 2023[5]	7,100	6,772
PetSmart, Inc. 5.875% 2025[5]	5,645	5,723
President & Fellows of Harvard College 2.517% 2050	2,730	2,911
S.A.C.I. Falabella 3.75% 2027[5]	4,560	4,270
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,000	1,650
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[5]	4,357	4,439
Sands China Ltd. 4.60% 2023	8,989	9,282
Sands China Ltd. 5.40% 2028	12,150	12,777
Starbucks Corp. 3.10% 2023	28,233	29,495
Starbucks Corp. 4.50% 2048	8,190	9,630
TJX Companies, Inc., 4.50% 2050	6,462	7,948
Toyota Motor Credit Corp. 3.375% 2030	7,241	7,917
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[5]	2,390	2,234
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[5]	2,145	1,962
Volkswagen Group of America Finance, LLC 2.40% 2020[5]	4,070	4,072
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	6,765	6,876
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	11,930	12,514
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	9,100	8,945
Wynn Resorts Ltd. 7.75% 2025[5]	2,325	2,378
Wynn Resorts Ltd. 5.125% 2029[5]	6,000	5,653
		552,524
Industrials 0.50%
3M Co. 2.25% 2023	3,500	3,682
3M Co. 3.25% 2024	6,359	6,887
3M Co. 3.70% 2050	1,904	2,268
Airbus Group SE 2.70% 2023[5]	4,445	4,505
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	236	210
Ashtead Group PLC 4.00% 2028[5]	4,613	4,417
Avolon Holdings Funding Ltd. 3.95% 2024[5]	14,661	12,640
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[10]	6,700	6,896
Boeing Co. 4.508% 2023	50,000	50,000
Boeing Co. 3.10% 2026	10,061	9,246
Boeing Co. 2.70% 2027	14,545	12,987
Boeing Co. 3.20% 2029	12,333	10,839
Boeing Co. 2.95% 2030	3,366	2,878
Boeing Co. 3.60% 2034	5,000	4,365
Boeing Co. 3.90% 2049	4,696	3,939
Boeing Co. 5.805% 2050	11,980	11,980
Capital Income Builder — Page 21 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Burlington Northern Santa Fe LLC 3.05% 2051	$2,336	$2,442
Carrier Global Corp. 2.242% 2025[5]	1,360	1,357
Carrier Global Corp. 2.493% 2027[5]	1,125	1,076
Carrier Global Corp. 2.722% 2030[5]	23,777	22,353
Carrier Global Corp. 3.377% 2040[5]	1,483	1,330
Carrier Global Corp. 3.577% 2050[5]	8,925	8,048
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	797	785
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	1,966	1,956
CSX Corp. 2.40% 2030	13,078	13,500
CSX Corp. 4.50% 2049	6,729	8,491
Delta Air Lines Inc. 7.00% 2025[5]	5,000	5,130
Emerson Electric Co. 1.80% 2027	4,515	4,525
Emerson Electric Co. 1.95% 2030	5,573	5,551
Emerson Electric Co. 2.75% 2050	2,038	1,987
GE Capital International Funding Co. 4.418% 2035	6,500	6,780
General Dynamics Corp. 3.625% 2030	6,855	7,898
General Dynamics Corp. 4.25% 2050	998	1,293
General Electric Capital Corp. 3.373% 2025	9,000	9,268
General Electric Co. 3.625% 2030	5,575	5,604
General Electric Co. 4.25% 2040	9,300	9,300
General Electric Co. 4.35% 2050	9,700	9,760
Harris Corp. 3.832% 2025	410	440
Honeywell International Inc. 2.30% 2024	7,155	7,512
Howmet Aerospace Inc., 6.875% 2025	795	814
Icahn Enterprises Finance Corp. 6.25% 2026	2,500	2,468
Lima Metro Line 2 Finance Ltd. 4.35% 2036[5]	3,610	3,690
Mexico City Airport Trust 5.50% 2047	2,500	2,096
Moog Inc. 4.25% 2027[5]	461	435
Norfolk Southern Corp. 2.55% 2029	3,485	3,634
Norfolk Southern Corp. 3.40% 2049	2,406	2,600
Norfolk Southern Corp. 3.05% 2050	3,511	3,503
Northrop Grumman Corp. 4.40% 2030	7,000	8,415
Northrop Grumman Corp. 5.25% 2050	3,971	5,673
NXP BV and NXP Funding LLC 4.125% 2021[5]	1,250	1,278
Otis Worldwide Corp. 2.056% 2025[5]	19,743	20,110
Otis Worldwide Corp. 2.565% 2030[5]	10,515	10,603
Otis Worldwide Corp. 3.362% 2050[5]	2,529	2,586
Parker-Hannifin Corp. 3.25% 2029	5,235	5,547
Roper Technologies, Inc. 2.80% 2021	690	704
Science Applications International Corp. 4.875% 2028[5]	730	718
Siemens AG 2.90% 2022[5]	9,000	9,340
Southwest Airlines Co. 5.25% 2025	3,500	3,490
Spirit AeroSystems, Inc. 7.50% 2025[5]	1,640	1,624
TransDigm Inc. 6.50% 2024	6,760	6,280
TransDigm Inc. 8.00% 2025[5]	7,840	8,193
TransDigm Inc. 6.25% 2026[5]	28,190	27,723
Union Pacific Corp. 3.15% 2024	4,500	4,798
Union Pacific Corp. 3.70% 2029	6,065	6,817
Union Pacific Corp. 2.40% 2030	3,000	3,096
Union Pacific Corp. 4.30% 2049	9,501	11,591
Union Pacific Corp. 3.95% 2059	4,500	5,002
United Rentals, Inc. 5.50% 2025	3,000	3,053
United Rentals, Inc. 4.00% 2030	2,000	1,891
United Technologies Corp. 3.125% 2027	12,375	13,326
Capital Income Builder — Page 22 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 3.45% 2029	$5,640	$6,405
Waste Management, Inc. 4.15% 2049	846	1,076
Westinghouse Air Brake Technologies Corp. 4.40% 2024[10]	648	651
		473,355
Information technology 0.40%
Adobe Inc. 2.30% 2030	20,115	21,179
Broadcom Inc. 4.70% 2025[5]	24,028	26,525
Broadcom Inc. 4.75% 2029[5]	17,310	19,130
Broadcom Inc. 5.00% 2030[5]	19,032	21,354
Broadcom Ltd. 3.625% 2024	6,875	7,202
Broadcom Ltd. 3.875% 2027	19,850	20,629
Broadcom Ltd. 3.50% 2028	10,027	10,179
CDK Global Inc. 4.875% 2027	2,500	2,508
Fiserv, Inc. 3.50% 2029	17,487	19,207
Fiserv, Inc. 4.40% 2049	8,946	10,953
Intel Corp. 3.90% 2030	4,135	4,916
Intel Corp. 4.75% 2050	5,841	8,120
International Business Machines Corp. 3.00% 2024	13,000	13,939
International Business Machines Corp. 1.70% 2027	1,937	1,933
International Business Machines Corp. 1.95% 2030	2,662	2,652
International Business Machines Corp. 2.85% 2040	5,180	5,147
International Business Machines Corp. 2.95% 2050	4,465	4,428
Lam Research Corp. 2.875% 2050	5,000	4,987
Lenovo Group Ltd. 5.875% 2025	38,190	38,577
Mastercard Inc. 3.35% 2030	17,519	19,958
Mastercard Inc. 3.85% 2050	1,980	2,488
Microsoft Corp. 1.55% 2021	13,755	13,952
Microsoft Corp. 2.875% 2024	5,150	5,548
Microsoft Corp. 3.125% 2025	3,250	3,630
Microsoft Corp. 3.70% 2046	900	1,104
NCR Corp. 8.125% 2025[5]	750	799
Oracle Corp. 2.95% 2030	12,261	13,432
Oracle Corp. 3.60% 2040	7,345	8,313
Oracle Corp. 3.60% 2050	25,097	28,747
PayPal Holdings, Inc. 2.85% 2029	9,204	9,812
Visa Inc. 2.05% 2030	18,333	18,908
Visa Inc. 2.70% 2040	4,310	4,523
		374,779
Materials 0.29%
Air Products and Chemicals, Inc. 1.50% 2025	500	505
Air Products and Chemicals, Inc., 2.05% 2030	3,259	3,321
Air Products and Chemicals, Inc., 2.70% 2040	3,505	3,546
Air Products and Chemicals, Inc., 2.80% 2050	2,748	2,799
Anglo American Capital PLC 5.375% 2025[5]	17,992	19,366
Anglo American Capital PLC 5.625% 2030[5]	14,625	16,171
ArcelorMittal 3.60% 2024	14,080	13,519
ArcelorMittal 4.55% 2026	10,000	9,660
Arconic Corp. 6.00% 2025[5]	3,075	3,117
Ardagh Packaging Finance 5.25% 2025[5]	5,823	5,998
Braskem Idesa Sapi 7.45% 2029[5]	2,397	1,814
Braskem SA 4.50% 2030[5]	10,825	8,795
Braskem SA 5.875% 2050[5]	4,000	3,153
Capital Income Builder — Page 23 of 35

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs Inc. 9.875% 2025[5]	$1,400	$1,390
Consolidated Energy Finance SA 6.50% 2026[5]	3,060	2,401
Cydsa, SAB de CV 6.25% 2027	5,000	4,498
Dow Chemical Co. 3.625% 2026	4,265	4,504
Dow Chemical Co. 5.55% 2048	2,500	3,165
Dow Chemical Co. 4.80% 2049	10,476	11,938
DowDuPont Inc. 5.419% 2048	5,350	6,877
Ecolab Inc. 4.35% 2021	1,224	1,296
First Quantum Minerals Ltd. 7.25% 2022[5]	87,125	81,945
Freeport-McMoRan Inc. 4.125% 2028	1,500	1,396
Freeport-McMoRan Inc. 4.25% 2030	1,500	1,401
Graphic Packaging International, Inc. 3.50% 2028[5]	5,000	4,769
LYB International Finance BV 4.875% 2044	500	550
LYB International Finance III, LLC 4.20% 2050	7,587	7,726
LyondellBasell Industries NV 6.00% 2021	1,350	1,420
Mineral Resources Ltd. 8.125% 2027[5]	2,775	2,871
Mosaic Co. 4.25% 2023	1,700	1,730
Nova Chemicals Corp. 4.875% 2024[5]	1,500	1,354
Nova Chemicals Corp. 5.25% 2027[5]	2,590	2,084
Nutrien Ltd. 5.00% 2049	2,300	2,966
OCI NV 5.25% 2024[5]	2,855	2,855
Olin Corp. 5.625% 2029	5,000	4,542
Olin Corp. 5.00% 2030	1,850	1,624
Owens-Illinois, Inc. 5.00% 2022[5]	2,400	2,435
Owens-Illinois, Inc. 6.375% 2025[5]	5,000	5,106
Praxair, Inc. 3.00% 2021	2,500	2,564
Praxair, Inc. 2.20% 2022	1,000	1,024
S.P.C.M. SA 4.875% 2025[5]	700	711
Sherwin-Williams Co. 2.75% 2022	312	316
Sherwin-Williams Co. 3.45% 2027	5,851	6,307
Sherwin-Williams Co. 2.95% 2029	4,148	4,317
Sherwin-Williams Co. 4.50% 2047	1,500	1,799
Sherwin-Williams Co. 3.80% 2049	670	739
Suzano Austria GmbH 5.00% 2030	3,000	2,845
Westlake Chemical Corp. 5.00% 2046	1,985	1,927
Westlake Chemical Corp. 4.375% 2047	415	364
		277,520
Real estate 0.22%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,553
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,899
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,540
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,978
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	692
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,970	3,212
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	935
American Campus Communities, Inc. 3.75% 2023	10,190	10,333
American Campus Communities, Inc. 4.125% 2024	7,000	7,013
American Campus Communities, Inc. 3.30% 2026	14,802	14,593
American Campus Communities, Inc. 3.625% 2027	3,595	3,551
American Campus Communities, Inc. 2.85% 2030	384	352
EPR Properties 3.75% 2029	7,500	6,063
Equinix, Inc. 2.625% 2024	11,725	12,336
Equinix, Inc. 2.90% 2026	11,821	12,148
Capital Income Builder — Page 24 of 35

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 5.375% 2027	$23,650	$25,652
Equinix, Inc. 3.20% 2029	13,201	13,871
Essex Portfolio LP 3.625% 2022	410	425
Essex Portfolio LP 3.25% 2023	7,845	8,009
Essex Portfolio LP 3.875% 2024	2,335	2,450
Gaming and Leisure Properties, Inc. 3.35% 2024	1,865	1,736
Gaming and Leisure Properties, Inc. 4.00% 2030	2,500	2,221
Hospitality Properties Trust 5.00% 2022	1,000	904
Hospitality Properties Trust 4.50% 2023	11,490	9,948
Hospitality Properties Trust 4.50% 2025	1,965	1,602
Hospitality Properties Trust 3.95% 2028	4,150	3,215
Iron Mountain Inc. 6.00% 2023	1,415	1,436
Iron Mountain Inc. 4.875% 2029[5]	3,085	2,972
Kimco Realty Corp. 3.40% 2022	2,470	2,520
Kimco Realty Corp. 3.125% 2023	3,175	3,191
Kimco Realty Corp. 3.30% 2025	5,000	5,011
Scentre Group 2.375% 2021[5]	4,220	4,225
Scentre Group 3.25% 2025[5]	1,705	1,716
Scentre Group 3.50% 2025[5]	9,000	9,004
WEA Finance LLC 3.25% 2020[5]	10,370	10,367
WEA Finance LLC 3.75% 2024[5]	7,500	7,560
Westfield Corp. Ltd. 3.15% 2022[5]	2,720	2,721
Westfield Corp. Ltd. 3.50% 2029[5]	4,238	3,875
		203,829
Total corporate bonds & notes		7,410,152
Mortgage-backed obligations 7.84%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[5,11,15]	14,810	14,961
Bank Commercial Mortgage Trust, Series 2018-B15, Class A4, 4.407% 2061[11,15]	10,000	11,718
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.672% 2034[11,15]	335	264
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,5,11,15]	14,537	14,551
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[15]	4,950	5,189
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4, 3.458% 2049[15]	3,940	4,226
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[5,11,15]	5,284	5,397
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[15]	182	196
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[15]	101	107
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[15]	147	155
Fannie Mae 6.50% 2037[15]	134	143
Fannie Mae 7.00% 2037[15]	204	241
Fannie Mae 7.50% 2037[15]	295	345
Fannie Mae 7.00% 2047[15]	57	65
Fannie Mae Pool #MA0815 3.50% 2021[15]	41	44
Fannie Mae Pool #936484 6.00% 2021[15]	92	94
Fannie Mae Pool #MA1632 3.50% 2023[15]	93	98
Fannie Mae Pool #MA1675 3.50% 2023[15]	63	67
Fannie Mae Pool #AA8755 4.50% 2024[15]	2,044	2,189
Fannie Mae Pool #AA8211 4.50% 2024[15]	462	493
Fannie Mae Pool #930337 6.00% 2024[15]	6	6
Fannie Mae Pool #AJ6031 3.00% 2026[15]	179	189
Fannie Mae Pool #AL0843 3.50% 2026[15]	7	8
Fannie Mae Pool #AJ1441 3.50% 2026[15]	6	7
Fannie Mae Pool #AX3597 3.00% 2027[15]	454	480
Fannie Mae Pool #AB4483 3.00% 2027[15]	84	89
Capital Income Builder — Page 25 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AO0533 3.00% 2027[15]	$63	$67
Fannie Mae Pool #AJ9193 3.00% 2027[15]	45	48
Fannie Mae Pool #MA2940 3.50% 2027[15]	75	79
Fannie Mae Pool #AL3560 3.00% 2028[15]	468	494
Fannie Mae Pool #AU6682 3.00% 2028[15]	338	358
Fannie Mae Pool #MA3395 3.50% 2028[15]	468	495
Fannie Mae Pool #MA3345 3.50% 2028[15]	79	84
Fannie Mae Pool #MA3366 3.50% 2028[15]	59	63
Fannie Mae Pool #MA3251 3.50% 2028[15]	38	40
Fannie Mae Pool #AL7277 3.50% 2028[15]	37	39
Fannie Mae Pool #CA5030 3.50% 2028[15]	31	33
Fannie Mae Pool #AS2684 3.00% 2029[15]	254	269
Fannie Mae Pool #AX9959 3.50% 2029[15]	547	581
Fannie Mae Pool #BM4299 3.00% 2030[15]	9,986	10,539
Fannie Mae Pool #BA2999 3.50% 2030[15]	547	586
Fannie Mae Pool #MA3312 3.00% 2033[15]	1,646	1,740
Fannie Mae Pool #BK3766 3.00% 2033[15]	253	267
Fannie Mae Pool #BJ7059 3.00% 2033[15]	34	36
Fannie Mae Pool #MA3438 3.50% 2033[15]	1,176	1,242
Fannie Mae Pool #MA3462 3.50% 2033[15]	542	574
Fannie Mae Pool #CA1299 3.50% 2033[15]	204	219
Fannie Mae Pool #MA3540 3.50% 2033[15]	56	60
Fannie Mae Pool #683351 5.50% 2033[15]	160	180
Fannie Mae Pool #MA3827 2.50% 2034[15]	9,144	9,576
Fannie Mae Pool #CA4922 3.00% 2034[15]	26,931	28,470
Fannie Mae Pool #MA3657 3.00% 2034[15]	5,400	5,699
Fannie Mae Pool #BP0113 3.00% 2034[15]	3,825	4,044
Fannie Mae Pool #SB8021 3.00% 2034[15]	599	634
Fannie Mae Pool #CA3757 3.00% 2034[15]	578	612
Fannie Mae Pool #FM1776 3.00% 2034[15]	88	93
Fannie Mae Pool #FM1842 3.50% 2034[15]	2,443	2,580
Fannie Mae Pool #CA4490 3.50% 2034[15]	1,867	1,975
Fannie Mae Pool #MA3658 3.50% 2034[15]	1,579	1,668
Fannie Mae Pool #MA3897 3.00% 2035[15]	401	424
Fannie Mae Pool #902164 6.00% 2036[15]	2,442	2,820
Fannie Mae Pool #903076 6.00% 2036[15]	2,390	2,759
Fannie Mae Pool #887695 6.00% 2036[15]	1,858	2,146
Fannie Mae Pool #902503 6.00% 2036[15]	1,177	1,359
Fannie Mae Pool #894308 6.00% 2036[15]	507	574
Fannie Mae Pool #AD0249 5.50% 2037[15]	202	229
Fannie Mae Pool #256960 6.50% 2037[15]	715	823
Fannie Mae Pool #256845 6.50% 2037[15]	117	138
Fannie Mae Pool #963269 5.50% 2038[15]	1,812	2,071
Fannie Mae Pool #963454 5.50% 2038[15]	1,658	1,895
Fannie Mae Pool #963796 5.50% 2038[15]	625	715
Fannie Mae Pool #963341 5.50% 2038[15]	436	498
Fannie Mae Pool #970772 5.50% 2038[15]	142	160
Fannie Mae Pool #929964 6.00% 2038[15]	935	1,078
Fannie Mae Pool #257137 7.00% 2038[15]	39	46
Fannie Mae Pool #AE0392 5.50% 2039[15]	129	148
Fannie Mae Pool #AE8073 4.00% 2040[15]	428	475
Fannie Mae Pool #AL0152 6.00% 2040[15]	6,477	7,492
Fannie Mae Pool #AB4050 4.00% 2041[15]	690	767
Fannie Mae Pool #AJ4189 4.00% 2041[15]	466	518
Fannie Mae Pool #AJ4154 4.00% 2041[15]	422	470
Capital Income Builder — Page 26 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ0257 4.00% 2041[15]	$179	$201
Fannie Mae Pool #AL1571 5.00% 2041[15]	7,075	8,088
Fannie Mae Pool #AL0913 6.00% 2041[15]	4,561	5,276
Fannie Mae Pool #AP7553 3.00% 2042[15]	37,032	39,605
Fannie Mae Pool #AO6721 4.00% 2042[15]	17,600	19,519
Fannie Mae Pool #AJ9165 4.00% 2042[15]	10,851	12,024
Fannie Mae Pool #AL2745 4.00% 2042[15]	3,476	3,865
Fannie Mae Pool #890445 4.00% 2042[15]	2,464	2,732
Fannie Mae Pool #AO1820 4.00% 2042[15]	1,550	1,695
Fannie Mae Pool #890407 4.00% 2042[15]	1,143	1,270
Fannie Mae Pool #AS0831 4.50% 2043[15]	2,909	3,235
Fannie Mae Pool #AX2782 4.00% 2044[15]	7,897	8,690
Fannie Mae Pool #AW4026 4.00% 2044[15]	5,491	6,043
Fannie Mae Pool #AW4156 4.00% 2044[15]	4,891	5,383
Fannie Mae Pool #AY1313 4.00% 2045[15]	12,382	13,623
Fannie Mae Pool #AL8522 3.50% 2046[15]	1,964	2,140
Fannie Mae Pool #AS7759 4.00% 2046[15]	33,023	36,331
Fannie Mae Pool #AS7939 4.00% 2046[15]	21,587	23,750
Fannie Mae Pool #AS6840 4.00% 2046[15]	15,784	17,365
Fannie Mae Pool #AS7760 4.00% 2046[15]	14,904	16,223
Fannie Mae Pool #AS7598 4.00% 2046[15]	14,398	15,840
Fannie Mae Pool #BC4712 4.00% 2046[15]	11,901	12,934
Fannie Mae Pool #BC4801 4.00% 2046[15]	7,949	8,614
Fannie Mae Pool #AL9190 4.00% 2046[15]	5,045	5,477
Fannie Mae Pool #BC8719 4.00% 2046[15]	4,952	5,439
Fannie Mae Pool #BC8720 4.00% 2046[15]	3,963	4,307
Fannie Mae Pool #BD1967 4.00% 2046[15]	3,906	4,297
Fannie Mae Pool #BD5477 4.00% 2046[15]	146	159
Fannie Mae Pool #MA2691 4.50% 2046[15]	2,820	3,083
Fannie Mae Pool #MA3058 4.00% 2047[15]	13,080	14,035
Fannie Mae Pool #AS9313 4.00% 2047[15]	12,091	13,348
Fannie Mae Pool #BJ1668 4.00% 2047[15]	7,893	8,728
Fannie Mae Pool #BH2491 4.00% 2047[15]	5,866	6,373
Fannie Mae Pool #BE3229 4.00% 2047[15]	4,549	4,937
Fannie Mae Pool #MA3211 4.00% 2047[15]	2,100	2,241
Fannie Mae Pool #AS9454 4.00% 2047[15]	120	128
Fannie Mae Pool #BD7165 4.00% 2047[15]	108	117
Fannie Mae Pool #MA2907 4.00% 2047[15]	96	103
Fannie Mae Pool #CA0243 4.50% 2047[15]	55,413	60,090
Fannie Mae Pool #CA0623 4.50% 2047[15]	43,229	46,838
Fannie Mae Pool #BM4187 4.50% 2047[15]	38,768	43,068
Fannie Mae Pool #MA3276 3.50% 2048[15]	5,023	5,341
Fannie Mae Pool #CA2157 4.00% 2048[15]	76,779	83,369
Fannie Mae Pool #CA2033 4.00% 2048[15]	34,044	36,937
Fannie Mae Pool #MA3495 4.00% 2048[15]	17,322	18,457
Fannie Mae Pool #MA3536 4.00% 2048[15]	15,381	16,390
Fannie Mae Pool #MA3467 4.00% 2048[15]	14,349	15,289
Fannie Mae Pool #MA3443 4.00% 2048[15]	2,991	3,187
Fannie Mae Pool #BK0920 4.00% 2048[15]	897	956
Fannie Mae Pool #FM1437 4.00% 2048[15]	754	804
Fannie Mae Pool #BJ7556 4.00% 2048[15]	610	651
Fannie Mae Pool #MA3384 4.00% 2048[15]	603	643
Fannie Mae Pool #MA3521 4.00% 2048[15]	200	213
Fannie Mae Pool #BJ9252 4.00% 2048[15]	179	191
Fannie Mae Pool #BK4764 4.00% 2048[15]	153	163
Capital Income Builder — Page 27 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK7608 4.00% 2048[15]	$76	$81
Fannie Mae Pool #BK0915 4.00% 2048[15]	56	60
Fannie Mae Pool #MA3357 4.00% 2048[15]	19	20
Fannie Mae Pool #CA1952 4.50% 2048[15]	47,649	51,511
Fannie Mae Pool #CA2204 4.50% 2048[15]	46,994	50,774
Fannie Mae Pool #BJ2751 4.50% 2048[15]	44,384	48,071
Fannie Mae Pool #BK4872 4.50% 2048[15]	11,167	12,068
Fannie Mae Pool #MA3496 4.50% 2048[15]	3,799	4,102
Fannie Mae Pool #CA2493 4.50% 2048[15]	2,918	3,151
Fannie Mae Pool #BN4047 4.50% 2048[15]	1,527	1,650
Fannie Mae Pool #BO2264 3.00% 2049[15]	16,772	17,959
Fannie Mae Pool #CA4534 3.00% 2049[15]	15,623	16,734
Fannie Mae Pool #CA3373 3.50% 2049[15]	61,243	65,842
Fannie Mae Pool #FM1257 3.50% 2049[15]	9,976	10,881
Fannie Mae Pool #FM1886 3.50% 2049[15]	1,403	1,485
Fannie Mae Pool #CA3084 4.00% 2049[15]	58,137	61,983
Fannie Mae Pool #CA4819 4.00% 2049[15]	21,390	23,227
Fannie Mae Pool #FM2675 4.00% 2049[15]	20,091	21,817
Fannie Mae Pool #BN5341 4.50% 2049[15]	31,535	34,042
Fannie Mae Pool #MA3639 4.50% 2049[15]	16,860	18,197
Fannie Mae Pool #BN6006 4.50% 2049[15]	6,497	7,015
Fannie Mae Pool #BP1961 3.00% 2050[15]	186,962	199,140
Fannie Mae Pool #CA5517 3.00% 2050[15]	64,858	68,920
Fannie Mae Pool #FM2872 3.00% 2050[15]	57,213	61,311
Fannie Mae Pool #CA5216 3.00% 2050[15]	30,560	32,508
Fannie Mae Pool #BO6274 3.00% 2050[15]	24,010	25,729
Fannie Mae Pool #CA5226 3.00% 2050[15]	15,169	16,136
Fannie Mae Pool #FM2676 4.00% 2050[15]	14,264	15,490
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[15]	397	451
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.767% 2036[11,15]	1,030	1,020
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[15]	47	54
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[15]	54	66
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,15]	2,890	3,203
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[15]	1,069	1,009
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[15]	720	685
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[15]	241	229
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[15]	137	130
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,15]	15,903	17,048
Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[5,11,15]	5,713	5,814
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[5,11,15]	15,481	15,909
Freddie Mac 3.50% 2033[15]	1,232	1,305
Freddie Mac 3.50% 2033[15]	188	199
Freddie Mac 3.50% 2034[15]	17,346	18,345
Freddie Mac 3.50% 2034[15]	12,181	12,893
Freddie Mac 3.50% 2034[15]	754	798
Freddie Mac 3.50% 2034[15]	540	572
Freddie Mac 4.00% 2040[15]	1,112	1,221
Freddie Mac 4.00% 2042[15]	10,374	11,356
Freddie Mac 4.50% 2043[15]	1,045	1,163
Freddie Mac 3.50% 2045[15]	28,985	31,921
Freddie Mac 3.50% 2046[15]	282	295
Freddie Mac 4.00% 2046[15]	21,934	23,844
Freddie Mac 4.00% 2046[15]	11,778	12,804
Freddie Mac 4.00% 2046[15]	11,597	12,607
Freddie Mac 4.00% 2046[15]	2,602	2,810
Capital Income Builder — Page 28 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2047[15]	$76,980	$81,928
Freddie Mac 3.50% 2047[15]	18,709	19,871
Freddie Mac 3.50% 2047[15]	8,171	8,699
Freddie Mac 4.00% 2047[15]	66,937	71,751
Freddie Mac 4.50% 2047[15]	1,463	1,591
Freddie Mac 4.50% 2047[15]	771	837
Freddie Mac 3.50% 2048[15]	2,182	2,317
Freddie Mac 4.50% 2048[15]	48,556	52,491
Freddie Mac 4.00% 2049[15]	5,031	5,365
Freddie Mac Pool #ZK2977 3.50% 2021[15]	3	4
Freddie Mac Pool #G13173 5.50% 2023[15]	257	268
Freddie Mac Pool #ZK3727 3.00% 2026[15]	177	188
Freddie Mac Pool #ZK3460 3.50% 2026[15]	78	82
Freddie Mac Pool #ZK7598 3.00% 2027[15]	22,819	24,135
Freddie Mac Pool #ZS8452 3.00% 2027[15]	248	262
Freddie Mac Pool #ZK7593 3.00% 2029[15]	5,071	5,366
Freddie Mac Pool #ZK7590 3.00% 2029[15]	2,770	2,934
Freddie Mac Pool #ZS8536 3.00% 2029[15]	42	44
Freddie Mac Pool #RD5008 3.50% 2029[15]	615	650
Freddie Mac Pool #ZS7148 3.50% 2030[15]	22	23
Freddie Mac Pool #ZT1344 3.00% 2033[15]	798	843
Freddie Mac Pool #ZS8710 3.00% 2033[15]	538	568
Freddie Mac Pool #SB0023 3.00% 2033[15]	458	484
Freddie Mac Pool #ZS8102 3.00% 2033[15]	336	355
Freddie Mac Pool #ZK9250 3.00% 2033[15]	226	239
Freddie Mac Pool #ZS8716 3.50% 2033[15]	906	957
Freddie Mac Pool #ZK9806 3.50% 2033[15]	54	57
Freddie Mac Pool #SB8015 2.50% 2034[15]	86,641	90,752
Freddie Mac Pool #ZT2019 3.00% 2034[15]	1,552	1,639
Freddie Mac Pool #ZT1731 3.00% 2034[15]	261	276
Freddie Mac Pool #SB8016 3.00% 2034[15]	59	63
Freddie Mac Pool #ZT1799 3.50% 2034[15]	2,187	2,312
Freddie Mac Pool #ZT1610 3.50% 2034[15]	688	728
Freddie Mac Pool #ZT1732 3.50% 2034[15]	65	69
Freddie Mac Pool #SB8027 3.00% 2035[15]	5,621	5,947
Freddie Mac Pool #A76884 5.00% 2038[15]	1,017	1,161
Freddie Mac Pool #G04697 5.50% 2038[15]	1,722	1,971
Freddie Mac Pool #A87873 5.00% 2039[15]	6,994	7,992
Freddie Mac Pool #G06789 6.00% 2040[15]	68	78
Freddie Mac Pool #Q00232 4.50% 2041[15]	12,432	13,806
Freddie Mac Pool #Q00850 4.50% 2041[15]	407	451
Freddie Mac Pool #G08456 5.00% 2041[15]	216	237
Freddie Mac Pool #G06841 5.50% 2041[15]	3,161	3,618
Freddie Mac Pool #760014 3.514% 2045[11,15]	2,254	2,334
Freddie Mac Pool #G60279 4.00% 2045[15]	13,770	15,018
Freddie Mac Pool #Q52157 3.50% 2047[15]	5,806	6,182
Freddie Mac Pool #K39018 6.50% 2047[15]	326	351
Freddie Mac Pool #SI2002 4.00% 2048[15]	3,674	3,928
Freddie Mac Pool #ZS4785 4.00% 2048[15]	733	781
Freddie Mac Pool #SD7507 3.00% 2049[15]	117,318	125,729
Freddie Mac Pool #SD0214 3.00% 2049[15]	61,530	65,885
Freddie Mac Pool #QA5741 3.00% 2049[15]	8,204	8,787
Freddie Mac Pool #QA5125 3.50% 2049[15]	2,855	3,108
Freddie Mac Pool #ZT1593 3.50% 2049[15]	62	66
Freddie Mac Pool #SD7512 3.00% 2050[15]	148,675	159,328
Capital Income Builder — Page 29 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7514 3.50% 2050[15]	$88,723	$95,219
Freddie Mac Pool #RA2472 3.50% 2050[15]	72,084	78,740
Freddie Mac, Series 2122, Class QM, 6.25% 2029[15]	1,034	1,155
Freddie Mac, Series 2019-2, Class MT, 3.50% 2058[15]	5,676	6,208
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[15]	8,533	8,721
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[15]	18,009	18,593
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[15]	10,110	10,403
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[15]	41,420	42,709
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[15]	5,965	6,199
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[15]	11,565	11,928
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[15]	3,558	3,692
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[15]	9,380	9,995
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[15]	10,000	10,855
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[15]	28,910	31,591
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[15]	41,090	44,486
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[15]	15,000	16,715
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[15]	3,500	3,802
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[15]	4,360	4,901
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[11,15]	14,250	16,107
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[15]	4,810	5,440
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[11,15]	4,390	4,955
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[15]	2,350	2,682
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[11,15]	2,621	2,987
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[15]	321	308
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[15]	1,323	1,286
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[15]	797	747
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[15]	494	473
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[15]	383	365
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[15]	259	245
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[15]	157	151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[11,15]	16,746	17,584
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[15]	16,288	17,139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[15]	13,246	14,066
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[15]	2,555	2,752
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[15]	13,430	14,297
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,15]	24,292	25,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[15]	27,616	29,458
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[15]	16,045	17,546
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[15]	13,334	14,564
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[15]	30,838	33,952
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[15]	3,905	4,237
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[15]	56,115	58,670
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[15]	1,195	1,259
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[15]	70,692	74,004
Government National Mortgage Assn. 4.50% 2037[15]	1,304	1,431
Government National Mortgage Assn. 3.50% 2040[15]	158	167
Government National Mortgage Assn. 4.50% 2045[15]	28,584	31,432
Government National Mortgage Assn. 4.50% 2045[15]	3,666	4,031
Government National Mortgage Assn. 4.50% 2045[15]	2,695	2,963
Government National Mortgage Assn. 3.50% 2048[15]	16,864	17,987
Government National Mortgage Assn. 5.00% 2048[15]	518	559
Government National Mortgage Assn. 4.50% 2049[15]	4,595	4,928
Government National Mortgage Assn. 5.00% 2049[15]	6,877	7,451
Government National Mortgage Assn. 3.50% 2050[15,16]	154,164	163,505
Capital Income Builder — Page 30 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2050[15]	$7,067	$7,541
Government National Mortgage Assn. 4.50% 2050[15,16]	16,882	18,074
Government National Mortgage Assn. 5.00% 2050[15,16]	5,000	5,389
Government National Mortgage Assn. Pool #783690 6.00% 2039[15]	1,635	1,860
Government National Mortgage Assn. Pool #738938 6.50% 2039[15]	163	190
Government National Mortgage Assn. Pool #783539 5.00% 2040[15]	1,891	2,055
Government National Mortgage Assn. Pool #783689 5.50% 2040[15]	2,199	2,505
Government National Mortgage Assn. Pool #783687 4.50% 2041[15]	1,915	2,073
Government National Mortgage Assn. Pool #783688 5.00% 2041[15]	2,258	2,521
Government National Mortgage Assn. Pool #005198 6.50% 2041[15]	674	777
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[15]	1,916	2,094
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[15]	44,794	47,649
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[15]	32,853	34,986
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[15]	66,314	71,601
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[15]	42,067	45,464
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[15]	2,139	2,275
Government National Mortgage Assn. Pool #773426 4.70% 2061[15]	9	9
Government National Mortgage Assn. Pool #766524 4.079% 2062[15]	15	15
Government National Mortgage Assn. Pool #756728 4.14% 2062[15]	2	2
Government National Mortgage Assn. Pool #795485 4.64% 2062[15]	108	113
Government National Mortgage Assn. Pool #AG8117 4.78% 2064[15]	14	14
Government National Mortgage Assn. Pool #AG8193 4.872% 2064[15]	17	18
Government National Mortgage Assn. Pool #AG8207 4.866% 2064[15]	13	14
Government National Mortgage Assn. Pool #AG8088 4.867% 2064[15]	13	13
Government National Mortgage Assn. Pool #AG8244 4.866% 2065[15]	13	14
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[15]	928	873
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[15]	730	723
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4, 3.377% 2045[15]	3,105	3,133
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[11,15]	3,900	3,972
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 2050[15]	5,950	6,512
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.306% 2046[11,15]	342	260
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00% 2047[5,11,15]	2,574	2,602
JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50% 2047[5,11,15]	2,523	2,563
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[5,11,15]	8,084	8,239
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,11,15]	4,894	4,515
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,11,15]	4,333	4,163
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[5,11,15]	9,666	10,019
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[5,11,15]	5,992	6,138
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[15]	3,000	3,087
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[5,11,15]	29	29
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.737% 2049[5,11,15]	4,500	3,479
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[5,11,15]	5,875	6,051
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[5,11,15]	5,660	5,791
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[5,11,15]	9,851	9,879
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[5,11,15]	2,371	2,383
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 2055[5,11,15]	6,000	6,161
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[5,11,15]	15,573	15,560
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.087% 2057[5,11,15]	2,548	2,497
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[5,11,15]	31,255	31,600
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[5,11,15]	20,141	20,357
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[5,11,15]	18,708	18,822
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[5,11,15]	36,601	37,397
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[5,11,15]	11,182	11,492
Uniform Mortgage-Backed Security 2.00% 2035[15,16]	1,583,895	1,629,000
Capital Income Builder — Page 31 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.50% 2035[15,16]	$182,490	$190,624
Uniform Mortgage-Backed Security 3.00% 2035[15,16]	3,745	3,945
Uniform Mortgage-Backed Security 3.00% 2050[1,15,16]	125,000	133,142
Uniform Mortgage-Backed Security 3.00% 2050[15,16]	25,000	26,362
Uniform Mortgage-Backed Security 3.50% 2050[15,16]	868,000	917,818
Uniform Mortgage-Backed Security 3.50% 2050[15,16]	262,077	276,737
Uniform Mortgage-Backed Security 3.50% 2050[15,16]	22,252	23,519
Uniform Mortgage-Backed Security 4.00% 2050[15,16]	4,237	4,518
Uniform Mortgage-Backed Security 4.50% 2050[15,16]	19,956	21,522
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[15]	4,000	4,291
		7,392,460
Asset-backed obligations 0.24%
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[5,15]	4,010	3,794
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,15]	12,814	11,409
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[5,15]	104	104
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,15]	9,264	9,226
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[15]	18	18
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 1.004% 2035[11,15]	55	51
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.954% 2036[11,15]	2,988	2,650
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.954% 2037[11,15]	3,657	3,365
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.964% 2037[11,15]	8,057	7,434
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.53% 2023[5,15]	907	908
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[15]	11,450	11,438
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[15]	6,757	6,107
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[5,15]	3,856	3,853
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[5,15]	5,710	5,005
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,15]	38,475	38,370
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[5,15]	7,000	7,064
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,15]	22,965	23,632
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,15]	10,339	10,100
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,15]	40,645	41,585
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,15]	3,053	2,898
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[5,15]	10,605	9,677
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[15]	1,827	1,773
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 2025[5,11,15]	6,516	6,511
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[15]	13,528	13,692
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 1.711% 2026[5,11,15]	4,952	4,902
Westlake Automobile Receivables Trust, Series 2018-2A, Class B, 3.20% 2024[5,15]	645	646
		226,212
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Dominican Republic 5.875% 2060[5]	700	567
Honduras (Republic of) 8.75% 2020	4,450	4,428
Japan Bank for International Cooperation 2.125% 2020	21,400	21,478
Panama (Republic of) 4.50% 2056	2,585	2,937
PETRONAS Capital Limited 4.55% 2050[5]	1,925	2,100
Portuguese Republic 5.125% 2024	41,500	47,267
Qatar (State of) 4.50% 2028[5]	7,070	8,079
Qatar (State of) 5.103% 2048[5]	4,800	6,000
Romania 3.50% 2034	€1,770	1,881
Capital Income Builder — Page 32 of 35

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.628% 2027[5]	$5,000	$5,255
Saudi Arabia (Kingdom of) 3.625% 2028[5]	11,435	12,012
United Mexican States 3.25% 2030	5,965	5,410
United Mexican States 5.00% 2051	2,370	2,275
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	63,847
		183,536
Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 2026	$37,230	40,339
Municipals 0.04% Illinois 0.02%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	22,485	20,283
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020, 3.236% 2052	8,155	8,199
California 0.01%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,962
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,676
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,061
		2,737
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	1,565	1,605
		36,786
Total bonds, notes & other debt instruments (cost: $21,959,251,000)		23,116,572
Short-term securities 9.39% Money market investments 9.39%	Shares
Capital Group Central Cash Fund 0.52%[3,17]	88,446,274	8,847,281
Blackrock FedFund 0.21%[17,18]	5,000,000	5,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.20%[17,18]	4,290,000	4,290
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.15%[17,18]	2,000,000	2,000
		8,858,571
Total short-term securities (cost: $8,858,150,000)		8,858,571
Total investment securities 102.60% (cost: $90,885,380,000)		96,807,643
Other assets less liabilities (2.60)%		(2,456,565)
Net assets 100.00%		$94,351,078
Capital Income Builder — Page 33 of 35

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[19] (000)	Value at 4/30/2020[20] (000)	Unrealized appreciation (depreciation) at 4/30/2020 (000)
90 Day Euro Dollar Futures	Short	158	March 2022	$(39,500)	$(39,389)	$3
2 Year U.S. Treasury Note Futures	Long	25,678	July 2020	5,135,600	5,660,193	90,110
5 Year U.S. Treasury Note Futures	Long	20,072	July 2020	2,007,200	2,518,722	37,627
10 Year Ultra U.S. Treasury Note Futures	Long	1,555	June 2020	155,500	244,184	9,521
10 Year U.S. Treasury Note Futures	Short	2,814	June 2020	(281,400)	(391,322)	(4,162)
20 Year U.S. Treasury Bond Futures	Short	236	June 2020	(23,600)	(42,723)	(2,838)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,206	June 2020	220,600	495,867	42,209
						$172,470
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 4/30/2020 (000)
Purchases (000)	Sales (000)
USD410	EUR380	Goldman Sachs	6/5/2020	$(6)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 4/30/2020 (000)
1.454%	U.S. EFFR	12/10/2020	$1,216,600	$7,664	$—	$7,664
1.4555%	U.S. EFFR	12/10/2020	1,028,400	6,488	—	6,488
1.491%	U.S. EFFR	12/16/2020	1,127,475	7,737	—	7,737
1.487%	U.S. EFFR	12/16/2020	1,112,525	7,606	—	7,606
1.4995%	U.S. EFFR	12/20/2020	2,250,000	16,160	—	16,160
1.426%	U.S. EFFR	2/11/2021	1,200,000	11,928	—	11,928
1.424%	U.S. EFFR	2/11/2021	1,200,000	11,909	—	11,909
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	(2,151)	—	(2,151)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(2,181)	—	(2,181)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(2,319)	—	(2,319)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(10,991)	—	(10,991)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(46,554)	—	(46,554)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(107,111)	—	(107,111)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(46,274)	—	(46,274)
3-month USD-LIBOR	1.84%	12/20/2029	730,000	(84,079)	—	(84,079)
3-month USD-LIBOR	2.007%	12/19/2049	78,600	(25,626)	—	(25,626)
3-month USD-LIBOR	2.068%	12/24/2049	83,720	(28,681)	—	(28,681)
					$—	$(286,475)
Capital Income Builder — Page 34 of 35

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $26,269,191,000, which represented 27.84% of the net assets of the fund. This amount includes $26,039,983,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities was $165,847,000, which represented .18% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,184,141,000, which represented 2.31% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Amount less than one thousand.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $202,682,000, which represented .21% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Step bond; coupon rate may change at a later date.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $88,000, which represented less than .01% of the net assets of the fund.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[16]	Purchased on a TBA basis.
[17]	Rate represents the seven-day yield at 4/30/2020.
[18]	Security purchased with cash collateral from securities on loan.
[19]	Notional amount is calculated based on the number of contracts and notional contract size.
[20]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbols
ADR = American Depositary Receipts	ICE = Intercontinental Exchange, Inc.
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	Ref. = Refunding
CLO = Collateralized Loan Obligations	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
GBP = British pounds
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-012-0620O-S73144	Capital Income Builder — Page 35 of 35

Summary investment portfolio April 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	58.71%
United Kingdom	9.66
Eurozone*	7.69
Canada	4.30
Switzerland	4.13
Hong Kong	2.75
China	1.17
Japan	1.10
Taiwan	1.09
Other countries	2.61
Short-term securities & other assets less liabilities	6.79
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 67.57%	Shares	Value (000)
Health care 11.60%
Gilead Sciences, Inc.	28,535,040	$2,396,942
Amgen Inc.	8,746,280	2,092,285
Novartis AG1	19,991,425	1,705,390
GlaxoSmithKline PLC[1]	74,093,800	1,551,241
AbbVie Inc.	18,678,100	1,535,340
AstraZeneca PLC[1]	5,829,748	611,566
AstraZeneca PLC (ADR)	3,333,200	174,260
Other securities		875,344
		10,942,368

Consumer staples 9.80%
British American Tobacco PLC[1]	38,429,211	1,492,386
British American Tobacco PLC (ADR)	11,432,857	436,163
Philip Morris International Inc.	23,395,100	1,745,274
Coca-Cola Co.	22,454,900	1,030,455
General Mills, Inc.	13,027,395	780,211
Nestlé SA1	6,054,850	639,611

2	Capital Income Builder

	Shares	Value (000)
Altria Group, Inc.	14,542,300	$570,785
Imperial Brands PLC[1]	21,411,882	453,179
Other securities		2,096,144
		9,244,208

Financials 9.29%
Zurich Insurance Group AG1	3,691,560	1,176,787
CME Group Inc., Class A	4,589,889	817,964
Truist Financial Corp.	12,867,105	480,200
Münchener Rückversicherungs-Gesellschaft AG1	1,982,847	436,950
JPMorgan Chase & Co.	4,115,100	394,062
Other securities		5,458,943
		8,764,906

Utilities 7.91%
E.ON SE1	127,683,228	1,277,959
Dominion Energy, Inc.	15,771,656	1,216,468
Iberdrola, SA, non-registered shares[1]	65,136,361	652,964
SSE PLC[1]	41,368,308	652,013
Duke Energy Corp.	5,126,300	433,993
EDP - Energias de Portugal, SA1	102,452,644	432,691
Enel SpA[1]	60,965,188	417,377
National Grid PLC[1]	35,164,353	413,909
Other securities		1,970,821
		7,468,195

Information technology 7.25%
Broadcom Inc.	7,839,700	2,129,419
Microsoft Corp.	10,833,060	1,941,393
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	76,148,756	765,254
Intel Corp.	9,209,910	552,410
Other securities		1,451,803
		6,840,279

Real estate 5.68%
Crown Castle International Corp. REIT	13,234,538	2,109,982
Digital Realty Trust, Inc. REIT	3,232,590	483,240
Link Real Estate Investment Trust REIT[1]	46,135,000	409,195
Other securities		2,360,562
		5,362,979

Energy 4.28%
TC Energy Corp. (CAD denominated)	12,251,235	563,824
TC Energy Corp.	2,284,199	105,895
Enbridge Inc. (CAD denominated)	21,588,298	661,476
Chevron Corp.	6,843,740	629,624
Royal Dutch Shell PLC, Class B1	26,809,700	435,173
Royal Dutch Shell PLC, Class B (ADR)	831,600	26,586
Exxon Mobil Corp.	8,669,000	402,848
Other securities		1,209,930
		4,035,356

Capital Income Builder	3

Common stocks (continued)	Shares	Value (000)
Industrials 3.99%
United Parcel Service, Inc., Class B	5,172,000	$489,582
VINCI SA1	5,825,169	477,483
Lockheed Martin Corp.	1,111,990	432,631
Raytheon Technologies Corp.	6,230,200	403,779
Other securities		1,957,703
		3,761,178

Communication services 3.89%
Verizon Communications Inc.	12,516,636	719,081
BCE Inc. (CAD denominated)	16,704,900	675,541
Nippon Telegraph and Telephone Corp.[1]	20,306,000	462,617
Other securities		1,817,173
		3,674,412

Materials 1.96%
Dow Inc.	14,220,212	521,740
Other securities		1,330,477
		1,852,217

Consumer discretionary 1.92%
Other securities		1,807,388

Total common stocks (cost: $58,997,547,000)		63,753,486

Preferred securities 0.08%
Other 0.08%
Other securities		74,111

Total preferred securities (cost: $79,149,000)		74,111

Rights & warrants 0.00%
Energy 0.00%
Other securities		2

Total rights & warrants (cost: $28,000)		2

Convertible stocks 1.04%
Utilities 0.44%
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	897,800	88,191
Other securities		332,842
		421,033

Information technology 0.35%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	329,212	334,953

Real estate 0.14%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	92,767	129,224

4	Capital Income Builder

	Shares	Value (000)
Industrials 0.11%
Other securities		$100,859

Total convertible stocks (cost: $980,102,000)		986,069

Convertible bonds 0.02%	Principal amount (000)
Consumer discretionary 0.02%
Other securities		18,832

Total convertible bonds (cost: $11,153,000)		18,832

Bonds, notes & other debt instruments 24.50%
U.S. Treasury bonds & notes 8.30%
U.S. Treasury 7.18%
U.S. Treasury 6.25% 2023	$350,000	419,016
U.S. Treasury 7.50% 2024[2]	331,274	438,369
U.S. Treasury 6.125% 2027[2]	317,000	448,606
U.S. Treasury 0.50%–8.75% 2020–2049[2]	4,419,965	5,462,362
		6,768,353

U.S. Treasury inflation-protected securities 1.12%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2023–2049[3]	968,645	1,058,734

Total U.S. Treasury bonds & notes		7,827,087

Corporate bonds & notes 7.85%
Financials 1.40%
Other securities		1,316,816

Health care 1.16%
AbbVie Inc. 2.30%–4.88% 2020–2049[4]	142,003	152,185
Amgen Inc. 2.45%–3.38% 2030–2050	31,680	33,271
GlaxoSmithKline PLC 3.375% 2023	25,000	26,804
Novartis Capital Corp. 1.75%–2.75% 2025–2050	27,430	28,968
Other securities		854,713
		1,095,941

Utilities 0.69%
Dominion Resources, Inc. 2.00%–3.38% 2021–2030	29,445	31,507
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	5,225	5,499
Virginia Electric and Power Co. 3.30%–3.80% 2022–2049	10,640	11,788
Other securities		605,586
		654,380

Consumer staples 0.68%
British American Tobacco PLC 3.22%–4.91% 2024–2049	90,096	94,398
Coca-Cola Co. 1.75%–3.45% 2024–2030	25,483	27,227
Philip Morris International Inc. 2.10%–2.63% 2022–2030	27,845	28,326
Reynolds American Inc. 3.25%–5.85% 2020–2045	32,582	35,755
Other securities		456,132
		641,838

Capital Income Builder	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Information technology 0.40%
Broadcom Inc. 4.70%–5.00% 2025–2030[4]	$60,370	$67,009
Broadcom Ltd. 3.50%–3.88% 2024–2028	36,752	38,010
Microsoft Corp. 1.55%–3.70% 2021–2046	23,055	24,234
Other securities		245,526
		374,779

Other corporate bonds & notes 3.52%
Other securities		3,326,398

Total corporate bonds & notes		7,410,152

Mortgage-backed obligations 7.84%
Federal agency mortgage-backed obligations 7.48%
Fannie Mae 0%–7.50% 2021–2050[6,7]	1,530,027	1,652,163
Uniform Mortgage-Backed Security 2.00% 2035[6,8]	1,583,895	1,629,000
Uniform Mortgage-Backed Security 3.50% 2050[6,8]	868,000	917,818
Uniform Mortgage-Backed Securities 2.50%–4.50% 2035–2050[1,6,8]	644,757	680,369
Other securities		2,186,583
		7,065,933

Other mortgage-backed obligations 0.36%
Other securities		326,527

Total mortgage-backed obligations		7,392,460

Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 2026	37,230	40,339

Other bonds & notes 0.47%
Other securities		446,534

Total bonds, notes & other debt instruments (cost: $21,959,251,000)		23,116,572

Short-term securities 9.39%	Shares
Money market investments 9.39%
Capital Group Central Cash Fund 0.52%[9,10]	88,446,274	8,847,281
Blackrock FedFund 0.21%[9,11]	5,000,000	5,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.20%[9,11]	4,290,000	4,290
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.15%[9,11]	2,000,000	2,000
		8,858,571

Total short-term securities (cost: $8,858,150,000)		8,858,571
Total investment securities 102.60% (cost: $90,885,380,000)		96,807,643
Other assets less liabilities (2.60)%		(2,456,565)

Net assets 100.00%		$94,351,078

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

6	Capital Income Builder

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $88,000, which represented less than .01% of the net assets of the fund. “Other securities” also includes securities on loan. The total value of securities on loan was $165,847,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [12]	Value at 4/30/2020 (000) [13]	Unrealized appreciation (depreciation) at 4/30/2020 (000)
90 Day Euro Dollar Futures	Short	158	March 2022	$(39,500)	$(39,389)	$3
2 Year U.S. Treasury Note Futures	Long	25,678	July 2020	5,135,600	5,660,193	90,110
5 Year U.S. Treasury Note Futures	Long	20,072	July 2020	2,007,200	2,518,722	37,627
10 Year Ultra U.S. Treasury Note Futures	Long	1,555	June 2020	155,500	244,184	9,521
10 Year U.S. Treasury Note Futures	Short	2,814	June 2020	(281,400)	(391,322)	(4,162)
20 Year U.S. Treasury Bond Futures	Short	236	June 2020	(23,600)	(42,723)	(2,838)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,206	June 2020	220,600	495,867	42,209
						$172,470

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 4/30/2020
(000)	(000)	Counterparty	date	(000)
USD410	EUR380	Goldman Sachs	6/5/2020	$(6)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	4/30/2020	receipts	at 4/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
1.454%	U.S. EFFR	12/10/2020	$1,216,600	$7,664	$—	$7,664
1.4555%	U.S. EFFR	12/10/2020	1,028,400	6,488	—	6,488
1.491%	U.S. EFFR	12/16/2020	1,127,475	7,737	—	7,737
1.487%	U.S. EFFR	12/16/2020	1,112,525	7,606	—	7,606
1.4995%	U.S. EFFR	12/20/2020	2,250,000	16,160	—	16,160
1.426%	U.S. EFFR	2/11/2021	1,200,000	11,928	—	11,928
1.424%	U.S. EFFR	2/11/2021	1,200,000	11,909	—	11,909
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	(2,151)	—	(2,151)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(2,181)	—	(2,181)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(2,319)	—	(2,319)

Capital Income Builder	7

Swap contracts (continued)

Interest rate swaps (continued)

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	4/30/2020	receipts	at 4/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.32658%	5/2/2024	$139,300	$(10,991)	$—	$(10,991)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(46,554)	—	(46,554)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(107,111)	—	(107,111)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(46,274)	—	(46,274)
3-month USD-LIBOR	1.84%	12/20/2029	730,000	(84,079)	—	(84,079)
3-month USD-LIBOR	2.007%	12/19/2049	78,600	(25,626)	—	(25,626)
3-month USD-LIBOR	2.068%	12/24/2049	83,720	(28,681)	—	(28,681)
					$—	$(286,475)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Common stocks 0.47%
Consumer staples 0.03%
Convenience Retail Asia Ltd.[1]	51,330,000	—	—	51,330,000
Utilities 0.00%
E.ON SE1,14	142,015,200	1,500,000	15,831,972	127,683,228
Information technology 0.00%
VTech Holdings Ltd.[1,14]	20,089,300	—	12,863,600	7,225,700
Real estate 0.19%
TAG Immobilien AG1	11,719,901	—	3,470,500	8,249,401
Industrials 0.14%
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	6,052,516	1,208,160	—	7,260,676
Communication services 0.11%
Euskaltel, SA, non-registered shares[1]	11,611,000	—	—	11,611,000
Zegona Communications PLC[1]	14,394,740	—	—	14,394,740
Gannett Co., Inc.[14]	8,547,400	—	8,547,400	—
Consumer discretionary 0.00%
Six Flags Entertainment Corp.[14]	5,487,000	—	5,487,000	—
AA PLC[1,14]	35,437,759	—	35,437,759	—
Dine Brands Global, Inc.[14]	1,095,551	—	1,095,551	—
Short-term securities 9.38%
Money market investments 9.38%
Capital Group Central Cash Fund 0.52%[9]	42,069,453	112,014,753	65,637,932	88,446,274

8	Capital Income Builder

		Net
	Net	unrealized		Value of
	realized	appreciation	Dividend	affiliates at
	loss	(depreciation)	income	4/30/2020
	(000)	(000)	(000)	(000)
Common stocks 0.47%
Consumer staples 0.03%
Convenience Retail Asia Ltd.[1]	$—	$2,204	$—	$26,900
Utilities 0.00%
E.ON SE1,14	(25,554)	4,578	—	—
Information technology 0.00%
VTech Holdings Ltd.[1,14]	(56,665)	42,392	3,415	—
Real estate 0.19%
TAG Immobilien AG1	(247)	(21,407)	—	180,548
Industrials 0.14%
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	—	(21,422)	5,843	129,494
Communication services 0.11%
Euskaltel, SA, non-registered shares[1]	—	(15,338)	1,803	92,663
Zegona Communications PLC[1]	—	(1,386)	373	15,955
Gannett Co., Inc.[14]	(26,453)	15,779	—	—
				108,618
Consumer discretionary 0.00%
Six Flags Entertainment Corp.[14]	(130,925)	30,271	5,144	—
AA PLC[1,14]	(101,922)	88,848	—	—
Dine Brands Global, Inc.[14]	(80,973)	27,216	1,482	—
				—
Total common stocks				445,560
Short-term securities 9.38%
Money market investments 9.38%
Capital Group Central Cash Fund 0.52%[9]	(84)	(395)	34,721	8,847,281
Total 9.85%	$(422,823)	$151,340	$52,781	$9,292,841

Capital Income Builder	9

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $26,269,191,000, which represented 27.84% of the net assets of the fund. This amount includes $26,039,983,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $202,682,000, which represented .21% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,184,141,000, which represented 2.31% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 4/30/2020.
[10]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[11]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Unaffiliated issuer at 4/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

EUR = Euros

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

10	Capital Income Builder

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $81,592,961)	$87,514,802
Affiliated issuers (cost: $9,292,419)	9,292,841	$96,807,643
Cash		10,383
Cash denominated in currencies other than U.S. dollars (cost: $9,709)		9,708
Receivables for:
Sales of investments	6,659,819
Sales of fund’s shares	54,597
Dividends and interest	450,049
Securities lending income	60
Variation margin on futures contracts	2,267
Variation margin on swap contracts	1,183
Other	2,110	7,170,085
		103,997,819
Liabilities:
Collateral for securities on loan		11,290
Unrealized depreciation on open forward currency contracts		6
Payables for:
Purchases of investments	9,512,139
Repurchases of fund’s shares	75,495
Investment advisory services	16,192
Services provided by related parties	18,697
Trustees’ deferred compensation	1,565
Variation margin on futures contracts	1,942
Variation margin on swap contracts	1,815
Other	7,600	9,635,445
Net assets at April 30, 2020		$94,351,078

Net assets consist of:
Capital paid in on shares of beneficial interest		$92,722,328
Total distributable earnings		1,628,750
Net assets at April 30, 2020		$94,351,078

See notes to financial statements.

Capital Income Builder	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,687,335 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$57,252,284	1,023,802		$55.92
Class C	2,806,551	50,091		56.03
Class T	9	—	*	55.92
Class F-1	3,534,691	63,214		55.92
Class F-2	10,140,545	181,488		55.87
Class F-3	4,087,406	73,113		55.91
Class 529-A	2,065,807	36,955		55.90
Class 529-C	308,350	5,507		55.99
Class 529-E	71,873	1,285		55.92
Class 529-T	11	—	*	55.93
Class 529-F-1	106,945	1,913		55.90
Class R-1	68,008	1,215		55.97
Class R-2	392,842	7,022		55.94
Class R-2E	40,944	735		55.69
Class R-3	705,534	12,615		55.93
Class R-4	486,312	8,699		55.91
Class R-5E	51,145	916		55.84
Class R-5	283,477	5,068		55.94
Class R-6	11,948,344	213,697		55.91

*	Amount less than one thousand.

See notes to financial statements.

12	Capital Income Builder

Statement of operations	unaudited
for the six months ended April 30, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $50,456; also includes $52,781 from affiliates)	$1,545,061
Interest (net of non-U.S. taxes of $4)	338,846
Securities lending income (net of fees)	225	$1,884,132
Fees and expenses*:
Investment advisory services	115,108
Distribution services	109,606
Transfer agent services	38,906
Administrative services	15,344
Reports to shareholders	2,798
Registration statement and prospectus	782
Trustees’ compensation	142
Auditing and legal	350
Custodian	2,500
Other	987	286,523
Net investment income		1,597,609

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(3,227,732)
Affiliated issuers	(422,823)
Futures contracts	83,897
Forward currency contracts	18
Swap contracts	(33,956)
Currency transactions	(925)	(3,601,521)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(5,788,797)
Affiliated issuers	151,340
Futures contracts	181,049
Forward currency contracts	(5)
Swap contracts	(121,117)
Currency translations	507	(5,577,023)
Net realized loss and unrealized depreciation		(9,178,544)

Net decrease in net assets resulting from operations		$(7,580,935)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Capital Income Builder	13

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	April 30, 2020*	October 31, 2019
Operations:
Net investment income	$1,597,609	$3,327,411
Net realized (loss) gain	(3,601,521)	1,436,547
Net unrealized (depreciation) appreciation	(5,577,023)	5,701,721
Net (decrease) increase in net assets resulting from operations	(7,580,935)	10,465,679

Distributions paid to shareholders	(2,881,529)	(3,657,716)

Net capital share transactions	(666,188)	(981,900)

Total (decrease) increase in net assets	(11,128,652)	5,826,063

Net assets:
Beginning of period	105,479,730	99,653,667
End of period	$94,351,078	$105,479,730

*	Unaudited.

See notes to financial statements.

14	Capital Income Builder

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital Income Builder	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

16	Capital Income Builder

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Income Builder	17

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

18	Capital Income Builder

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Capital Income Builder	19

The following tables present the fund’s valuation levels as of April 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$6,808,717	$4,133,651	$—	$10,942,368
Consumer staples	5,177,382	4,066,826	—	9,244,208
Financials	4,418,576	4,346,330	—	8,764,906
Utilities	2,866,097	4,602,098	—	7,468,195
Information technology	5,755,750	1,084,529	—	6,840,279
Real estate	3,641,172	1,721,807	—	5,362,979
Energy	3,076,245	959,111	—	4,035,356
Industrials	1,852,637	1,908,541	—	3,761,178
Communication services	2,052,626	1,621,786	—	3,674,412
Materials	1,018,188	834,029	—	1,852,217
Consumer discretionary	1,031,106	776,282	—	1,807,388
Preferred securities	—	74,111	—	74,111
Rights & warrants	—	—	2	2
Convertible stocks	986,069	—	—	986,069
Convertible bonds	—	18,832	—	18,832
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	7,827,087	—	7,827,087
Corporate bonds & notes	—	7,410,152	—	7,410,152
Mortgage-backed obligations	—	7,392,460	—	7,392,460
Federal agency bonds & notes	—	40,339	—	40,339
Other bonds & notes	—	446,534	—	446,534
Short-term securities	8,858,571	—	—	8,858,571
Total	$47,543,136	$49,264,505	$2	$96,807,643

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$179,470	$—	$—	$179,470
Unrealized appreciation on interest rate swaps	—	69,492	—	69,492
Liabilities:
Unrealized depreciation on futures contracts	(7,000)	—	—	(7,000)
Unrealized depreciation on open forward currency contracts	—	(6)	—	(6)
Unrealized depreciation on interest rate swaps	—	(355,967)	—	(355,967)
Total	$172,470	$(286,481)	$—	$(114,011)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

20	Capital Income Builder

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price

Capital Income Builder	21

fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the

22	Capital Income Builder

fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2020, the total value of securities on loan was $165,847,000, and the total value of collateral received was $174,270,000. Collateral received includes cash of $11,290,000 and U.S. government securities of $162,980,000. Investment securities purchased from cash collateral of $11,290,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Capital Income Builder	23

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,972,367,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $84,596,000.

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Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $28,028,017,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, April 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$179,470	Unrealized depreciation*	$7,000
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	6
Swap	Interest	Unrealized appreciation*	69,492	Unrealized depreciation*	355,967
			$248,962		$362,973

See end of tables for footnote.

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		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$83,897	Net unrealized appreciation on futures contracts	$181,049
Forward currency	Currency	Net realized gain on forward currency contracts	18	Net unrealized depreciation on forward currency contracts	(5)
Swap	Interest	Net realized loss on swap contracts	(33,956)	Net unrealized depreciation on swap contracts	(121,117)
			$49,959		$59,927

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s summary investment portfolio. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

26	Capital Income Builder

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Goldman Sachs	$6	$—	$—	$—	$6

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

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Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$459,456
Undistributed long-term capital gains	1,012,954

As of April 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$12,439,312
Gross unrealized depreciation on investments	(7,592,537)
Net unrealized appreciation on investments	4,846,775
Cost of investments	91,846,857

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Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2020						Year ended October 31, 2019
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$1,130,733		$623,822		$1,754,555		$2,281,484		$—	$2,281,484
Class C	44,554		31,904		76,458		101,725		—	101,725
Class T	—	†	—	†	—	†	—	†	—	—	†
Class F-1	68,992		38,363		107,355		140,835		—	140,835
Class F-2	211,267		108,221		319,488		386,951		—	386,951
Class F-3	86,889		42,824		129,713		158,085		—	158,085
Class 529-A	39,677		22,073		61,750		79,578		—	79,578
Class 529-C	4,772		3,482		8,254		10,942		—	10,942
Class 529-E	1,306		781		2,087		2,714		—	2,714
Class 529-T	—	†	—	†	—	†	—	†	—	—	†
Class 529-F-1	2,159		1,106		3,265		4,108		—	4,108
Class R-1	1,075		785		1,860		2,552		—	2,552
Class R-2	6,096		4,382		10,478		13,148		—	13,148
Class R-2E	702		449		1,151		1,399		—	1,399
Class R-3	12,784		7,903		20,687		27,283		—	27,283
Class R-4	9,812		5,508		15,320		23,544		—	23,544
Class R-5E	900		432		1,332		892		—	892
Class R-5	6,049		3,099		9,148		10,065		—	10,065
Class R-6	240,620		118,008		358,628		412,411		—	412,411
Total	$1,868,387		$1,013,142		$2,881,529		$3,657,716		$—	$3,657,716

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2020, the investment advisory services fee was $115,108,000, which was equivalent to an annualized rate of 0.225% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

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Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

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For the six months ended April 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$79,762	$25,984		$9,404		Not applicable
Class C	15,742	1,330		476		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	4,800	2,501		579		Not applicable
Class F-2	Not applicable	6,056		1,641		Not applicable
Class F-3	Not applicable	102		659		Not applicable
Class 529-A	2,628	839		334		$700
Class 529-C	1,683	132		52		109
Class 529-E	193	13		12		25
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	42		17		36
Class R-1	385	42		12		Not applicable
Class R-2	1,635	787		65		Not applicable
Class R-2E	136	50		7		Not applicable
Class R-3	1,960	618		117		Not applicable
Class R-4	682	279		82		Not applicable
Class R-5E	Not applicable	35		7		Not applicable
Class R-5	Not applicable	69		46		Not applicable
Class R-6	Not applicable	27		1,834		Not applicable
Total class-specific expenses	$109,606	$38,906		$15,344		$870

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $142,000 in the fund’s statement of operations reflects $290,000 in current fees (either paid in cash or deferred) and a net decrease of $148,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

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Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $761,417,000 and $830,577,000, respectively, which generated $102,085,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2020.

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8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$1,812,032	30,272	$1,718,360		29,382		$(5,074,299)	(87,725)	$(1,543,907)	(28,071)
Class C	130,534	2,172	75,125		1,269		(482,112)	(8,140)	(276,453)	(4,699)
Class T	—	—	—		—		—	—	—	—
Class F-1	212,615	3,525	103,954		1,777		(400,123)	(6,839)	(83,554)	(1,537)
Class F-2	1,395,653	23,499	306,780		5,268		(1,574,758)	(27,351)	127,675	1,416
Class F-3	590,354	9,748	127,660		2,196		(563,506)	(9,840)	154,508	2,104
Class 529-A	111,597	1,837	61,725		1,056		(189,757)	(3,146)	(16,435)	(253)
Class 529-C	18,845	311	8,249		139		(60,348)	(992)	(33,254)	(542)
Class 529-E	3,494	58	2,086		35		(8,123)	(135)	(2,543)	(42)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	10,245	168	3,263		56		(10,345)	(172)	3,163	52
Class R-1	3,662	61	1,857		31		(13,381)	(223)	(7,862)	(131)
Class R-2	42,689	710	10,462		177		(76,832)	(1,293)	(23,681)	(406)
Class R-2E	4,610	78	1,151		20		(10,071)	(171)	(4,310)	(73)
Class R-3	64,792	1,083	20,651		352		(136,955)	(2,288)	(51,512)	(853)
Class R-4	49,059	813	15,291		261		(106,482)	(1,787)	(42,132)	(713)
Class R-5E	17,733	296	1,331		23		(6,100)	(102)	12,964	217
Class R-5	23,237	388	9,139		157		(44,388)	(738)	(12,012)	(193)
Class R-6	1,295,974	22,076	358,618		6,170		(521,435)	(8,932)	1,133,157	19,314
Total net increase (decrease)	$5,787,125	97,095	$2,825,702		48,369		$(9,279,015)	(159,874)	$(666,188)	(14,410)

34	Capital Income Builder

			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$3,552,496	59,553	$2,229,973		37,913		$(8,188,440)	(137,533)	$(2,405,971)	(40,067)
Class C	277,740	4,651	99,753		1,697		(1,108,716)	(18,526)	(731,223)	(12,178)
Class T	—	—	—		—		—	—	—	—
Class F-1	459,730	7,687	136,341		2,318		(845,572)	(14,153)	(249,501)	(4,148)
Class F-2	2,791,495	46,685	369,164		6,274		(2,561,483)	(43,118)	599,176	9,841
Class F-3	1,281,185	21,444	149,872		2,541		(1,027,389)	(17,154)	403,668	6,831
Class 529-A	223,594	3,741	79,555		1,352		(387,298)	(6,482)	(84,149)	(1,389)
Class 529-C	41,640	698	10,940		186		(129,261)	(2,160)	(76,681)	(1,276)
Class 529-E	7,418	124	2,712		46		(17,645)	(296)	(7,515)	(126)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	23,330	390	4,106		70		(23,754)	(397)	3,682	63
Class R-1	8,515	142	2,552		44		(34,297)	(572)	(23,230)	(386)
Class R-2	75,314	1,261	13,134		224		(145,970)	(2,447)	(57,522)	(962)
Class R-2E	14,815	249	1,399		24		(9,476)	(159)	6,738	114
Class R-3	126,084	2,110	27,240		464		(232,537)	(3,893)	(79,213)	(1,319)
Class R-4	114,138	1,907	23,506		401		(332,378)	(5,528)	(194,734)	(3,220)
Class R-5E	31,166	520	891		15		(10,825)	(186)	21,232	349
Class R-5	154,463	2,535	10,049		170		(67,579)	(1,126)	96,933	1,579
Class R-6	1,865,535	31,191	412,400		6,994		(481,525)	(8,036)	1,796,410	30,149
Total net increase (decrease)	$11,048,658	184,888	$3,573,587		60,733		$(15,604,145)	(261,766)	$(981,900)	(16,145)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $45,845,046,000 and $39,874,320,000, respectively, during the six months ended April 30, 2020.

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Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2020[4,5]	$61.99	$.92	$(5.30)	$(4.38)
10/31/2019	58.01	1.94	4.18	6.12
10/31/2018	62.81	1.95	(3.81)	(1.86)
10/31/2017	57.48	2.07	5.29	7.36
10/31/2016	57.96	1.91	(.37)	1.54
10/31/2015	60.76	1.97	(2.38)	(.41)
Class C:
4/30/2020[4,5]	62.07	.70	(5.29)	(4.59)
10/31/2019	58.07	1.48	4.19	5.67
10/31/2018	62.86	1.47	(3.83)	(2.36)
10/31/2017	57.51	1.59	5.30	6.89
10/31/2016	57.98	1.46	(.37)	1.09
10/31/2015	60.77	1.50	(2.39)	(.89)
Class T:
4/30/2020[4,5]	62.00	1.00	(5.31)	(4.31)
10/31/2019	58.02	2.08	4.18	6.26
10/31/2018	62.83	2.09	(3.83)	(1.74)
10/31/2017[4,10]	59.80	1.26	2.83	4.09
Class F-1:
4/30/2020[4,5]	61.98	.91	(5.30)	(4.39)
10/31/2019	58.00	1.90	4.18	6.08
10/31/2018	62.81	1.91	(3.83)	(1.92)
10/31/2017	57.48	2.02	5.30	7.32
10/31/2016	57.96	1.87	(.37)	1.50
10/31/2015	60.77	1.93	(2.39)	(.46)
Class F-2:
4/30/2020[4,5]	61.95	.99	(5.31)	(4.32)
10/31/2019	57.97	2.05	4.19	6.24
10/31/2018	62.78	2.06	(3.82)	(1.76)
10/31/2017	57.45	2.18	5.29	7.47
10/31/2016	57.94	2.01	(.36)	1.65
10/31/2015	60.74	2.08	(2.38)	(.30)
Class F-3:
4/30/2020[4,5]	61.98	1.02	(5.30)	(4.28)
10/31/2019	58.01	2.12	4.17	6.29
10/31/2018	62.81	2.13	(3.82)	(1.69)
10/31/2017[4,11]	58.52	1.66	4.27	5.93

36	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(1.09)	$(.60)	$(1.69)	$55.92	(7.16)%[6]	$57,252		.61%[7]		3.08%[7]
(2.14)	—	(2.14)	61.99	10.79	65,201		.60		3.23
(2.15)	(.79)	(2.94)	58.01	(3.16)	63,346		.58		3.18
(2.03)	—	(2.03)	62.81	13.00	71,498		.59		3.43
(2.02)	—	(2.02)	57.48	2.74	69,127		.60		3.34
(2.39)	—	(2.39)	57.96	(.69)	70,041		.59		3.31

(.85)	(.60)	(1.45)	56.03	(7.49)[6]	2,807		1.34	[7]	2.33	[7]
(1.67)	—	(1.67)	62.07	9.95	3,401		1.36		2.47
(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		2.39
(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		2.64
(1.56)	—	(1.56)	57.51	1.92	5,822		1.40		2.54
(1.90)	—	(1.90)	57.98	(1.48)	6,367		1.38		2.51

(1.17)	(.60)	(1.77)	55.92	(7.03)[6,8]	—	[9]	.34	[7,8]	3.35	[7,8]
(2.28)	—	(2.28)	62.00	11.06 [8]	—	[9]	.36	[8]	3.48	[8]
(2.28)	(.79)	(3.07)	58.02	(2.96)[8]	—	[9]	.36	[8]	3.40	[8]
(1.06)	—	(1.06)	62.83	6.87 [6,8]	—	[9]	.38	[7,8]	3.59	[7,8]

(1.07)	(.60)	(1.67)	55.92	(7.17)[6]	3,535		.65	[7]	3.04	[7]
(2.10)	—	(2.10)	61.98	10.72	4,013		.66		3.17
(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996		.66		3.11
(1.99)	—	(1.99)	62.81	12.92	4,716		.67		3.35
(1.98)	—	(1.98)	57.48	2.66	4,338		.67		3.26
(2.35)	—	(2.35)	57.96	(.76)	3,987		.65		3.25

(1.16)	(.60)	(1.76)	55.87	(7.04)[6]	10,141		.38	[7]	3.31	[7]
(2.26)	—	(2.26)	61.95	11.03	11,155		.39		3.43
(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869		.39		3.37
(2.14)	—	(2.14)	62.78	13.22	8,922		.41		3.61
(2.14)	—	(2.14)	57.45	2.93	7,506		.40		3.50
(2.50)	—	(2.50)	57.94	(.49)	5,284		.40		3.50

(1.19)	(.60)	(1.79)	55.91	(6.99)[6]	4,087		.27	[7]	3.42	[7]
(2.32)	—	(2.32)	61.98	11.12	4,401		.29		3.54
(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723		.29		3.47
(1.64)	—	(1.64)	62.81	10.23 [6]	3,085		.30	[7]	3.53	[7]

See end of table for footnotes.

Capital Income Builder	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2020[4,5]	$61.96	$.91	$(5.30)	$(4.39)
10/31/2019	57.99	1.90	4.17	6.07
10/31/2018	62.79	1.91	(3.82)	(1.91)
10/31/2017	57.47	2.02	5.29	7.31
10/31/2016	57.94	1.86	(.36)	1.50
10/31/2015	60.74	1.91	(2.38)	(.47)
Class 529-C:
4/30/2020[4,5]	62.02	.69	(5.28)	(4.59)
10/31/2019	58.03	1.46	4.17	5.63
10/31/2018	62.77	1.43	(3.81)	(2.38)
10/31/2017	57.44	1.56	5.29	6.85
10/31/2016	57.91	1.42	(.37)	1.05
10/31/2015	60.71	1.45	(2.38)	(.93)
Class 529-E:
4/30/2020[4,5]	61.98	.85	(5.30)	(4.45)
10/31/2019	58.00	1.77	4.18	5.95
10/31/2018	62.79	1.77	(3.81)	(2.04)
10/31/2017	57.47	1.88	5.29	7.17
10/31/2016	57.94	1.73	(.36)	1.37
10/31/2015	60.74	1.77	(2.38)	(.61)
Class 529-T:
4/30/2020[4,5]	62.00	.98	(5.30)	(4.32)
10/31/2019	58.02	2.04	4.19	6.23
10/31/2018	62.82	2.04	(3.81)	(1.77)
10/31/2017[4,10]	59.80	1.24	2.83	4.07
Class 529-F-1:
4/30/2020[4,5]	61.97	.98	(5.30)	(4.32)
10/31/2019	58.00	2.04	4.17	6.21
10/31/2018	62.81	2.04	(3.82)	(1.78)
10/31/2017	57.48	2.16	5.29	7.45
10/31/2016	57.96	1.99	(.37)	1.62
10/31/2015	60.76	2.05	(2.38)	(.33)
Class R-1:
4/30/2020[4,5]	62.00	.69	(5.28)	(4.59)
10/31/2019	58.00	1.47	4.18	5.65
10/31/2018	62.80	1.45	(3.82)	(2.37)
10/31/2017	57.46	1.58	5.30	6.88
10/31/2016	57.94	1.46	(.38)	1.08
10/31/2015	60.73	1.49	(2.37)	(.88)

38	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(1.07)	$(.60)	$(1.67)	$55.90	(7.17)%[6]	$2,066		.64%[7]		3.04%[7]
(2.10)	—	(2.10)	61.96	10.71	2,306		.66		3.17
(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238		.66		3.11
(1.99)	—	(1.99)	62.79	12.91	2,304		.67		3.36
(1.97)	—	(1.97)	57.47	2.66	2,143		.69		3.25
(2.33)	—	(2.33)	57.94	(.80)	2,170		.68		3.22

(.84)	(.60)	(1.44)	55.99	(7.50)[6]	308		1.38	[7]	2.30	[7]
(1.64)	—	(1.64)	62.02	9.89	375		1.40		2.44
(1.57)	(.79)	(2.36)	58.03	(3.97)	425		1.42		2.33
(1.52)	—	(1.52)	62.77	12.06	687		1.44		2.59
(1.52)	—	(1.52)	57.44	1.86	665		1.46		2.48
(1.87)	—	(1.87)	57.91	(1.55)	694		1.46		2.44

(1.01)	(.60)	(1.61)	55.92	(7.28)[6]	72		.86	[7]	2.83	[7]
(1.97)	—	(1.97)	61.98	10.47	82		.88		2.96
(1.96)	(.79)	(2.75)	58.00	(3.45)	84		.88		2.88
(1.85)	—	(1.85)	62.79	12.65	95		.90		3.13
(1.84)	—	(1.84)	57.47	2.42	89		.92		3.02
(2.19)	—	(2.19)	57.94	(1.02)	91		.92		2.98

(1.15)	(.60)	(1.75)	55.93	(7.05)[6,8]	—	[9]	.40	[7,8]	3.28	[7,8]
(2.25)	—	(2.25)	62.00	10.99 [8]	—	[9]	.42	[8]	3.41	[8]
(2.24)	(.79)	(3.03)	58.02	(3.01)[8]	—	[9]	.42	[8]	3.33	[8]
(1.05)	—	(1.05)	62.82	6.84 [6,8]	—	[9]	.42	[7,8]	3.55	[7,8]

(1.15)	(.60)	(1.75)	55.90	(7.06)[6]	107		.41	[7]	3.28	[7]
(2.24)	—	(2.24)	61.97	10.98	115		.42		3.41
(2.24)	(.79)	(3.03)	58.00	(3.03)	104		.42		3.33
(2.12)	—	(2.12)	62.81	13.17	93		.44		3.58
(2.10)	—	(2.10)	57.48	2.87	75		.46		3.47
(2.47)	—	(2.47)	57.96	(.55)	69		.46		3.44

(.84)	(.60)	(1.44)	55.97	(7.50)[6]	68		1.38	[7]	2.30	[7]
(1.65)	—	(1.65)	62.00	9.89	84		1.39		2.46
(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		2.36
(1.54)	—	(1.54)	62.80	12.10	123		1.39		2.63
(1.56)	—	(1.56)	57.46	1.91	134		1.40		2.54
(1.91)	—	(1.91)	57.94	(1.48)	146		1.39		2.51

See end of table for footnotes.

Capital Income Builder	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2020[4,5]	$61.98	$.69	$(5.29)	$(4.60)
10/31/2019	58.00	1.47	4.17	5.64
10/31/2018	62.79	1.46	(3.82)	(2.36)
10/31/2017	57.46	1.59	5.28	6.87
10/31/2016	57.94	1.45	(.37)	1.08
10/31/2015	60.73	1.51	(2.37)	(.86)
Class R-2E:
4/30/2020[4,5]	61.72	.78	(5.28)	(4.50)
10/31/2019	57.77	1.63	4.17	5.80
10/31/2018	62.58	1.63	(3.80)	(2.17)
10/31/2017	57.30	1.72	5.32	7.04
10/31/2016	57.88	1.60	(.33)	1.27
10/31/2015	60.71	1.75	(2.41)	(.66)
Class R-3:
4/30/2020[4,5]	61.98	.83	(5.30)	(4.47)
10/31/2019	58.00	1.74	4.17	5.91
10/31/2018	62.80	1.73	(3.82)	(2.09)
10/31/2017	57.47	1.86	5.29	7.15
10/31/2016	57.95	1.70	(.37)	1.33
10/31/2015	60.74	1.76	(2.38)	(.62)
Class R-4:
4/30/2020[4,5]	61.97	.92	(5.30)	(4.38)
10/31/2019	57.99	1.92	4.17	6.09
10/31/2018	62.79	1.91	(3.81)	(1.90)
10/31/2017	57.46	2.04	5.29	7.33
10/31/2016	57.95	1.86	(.35)	1.51
10/31/2015	60.75	1.94	(2.38)	(.44)
Class R-5E:
4/30/2020[4,5]	61.91	.97	(5.29)	(4.32)
10/31/2019	57.94	1.98	4.23	6.21
10/31/2018	62.75	2.03	(3.81)	(1.78)
10/31/2017	57.45	2.18	5.27	7.45
10/31/2016[4,12]	57.40	1.84	.30	2.14
Class R-5:
4/30/2020[4,5]	62.01	1.01	(5.30)	(4.29)
10/31/2019	58.04	2.08	4.19	6.27
10/31/2018	62.84	2.10	(3.82)	(1.72)
10/31/2017	57.50	2.22	5.30	7.52
10/31/2016	57.98	2.11	(.44)	1.67
10/31/2015	60.79	2.12	(2.40)	(.28)

40	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
$(.84)	$(.60)	$(1.44)	$55.94	(7.50)%[6]	$393		1.38%[7]		2.30%[7]
(1.66)	—	(1.66)	61.98	9.91	460		1.38		2.45
(1.64)	(.79)	(2.43)	58.00	(3.93)	487		1.39		2.37
(1.54)	—	(1.54)	62.79	12.10	586		1.39		2.64
(1.56)	—	(1.56)	57.46	1.92	628		1.40		2.54
(1.93)	—	(1.93)	57.94	(1.44)	680		1.35		2.54

(.93)	(.60)	(1.53)	55.69	(7.38)[6]	41		1.09	[7]	2.60	[7]
(1.85)	—	(1.85)	61.72	10.25	50		1.09		2.74
(1.85)	(.79)	(2.64)	57.77	(3.66)	40		1.09		2.67
(1.76)	—	(1.76)	62.58	12.44	33		1.08		2.86
(1.85)	—	(1.85)	57.30	2.27	12		1.11		2.80
(2.17)	—	(2.17)	57.88	(1.12)	—	[9]	1.00		2.93

(.98)	(.60)	(1.58)	55.93	(7.30)[6]	706		.93	[7]	2.75	[7]
(1.93)	—	(1.93)	61.98	10.40	835		.94		2.90
(1.92)	(.79)	(2.71)	58.00	(3.52)	858		.94		2.82
(1.82)	—	(1.82)	62.80	12.61	1,026		.94		3.08
(1.81)	—	(1.81)	57.47	2.37	993		.96		2.97
(2.17)	—	(2.17)	57.95	(1.04)	994		.94		2.95

(1.08)	(.60)	(1.68)	55.91	(7.16)[6]	486		.62	[7]	3.06	[7]
(2.11)	—	(2.11)	61.97	10.73	583		.64		3.21
(2.11)	(.79)	(2.90)	57.99	(3.22)	732		.64		3.12
(2.00)	—	(2.00)	62.79	12.94	838		.64		3.38
(2.00)	—	(2.00)	57.46	2.68	751		.65		3.24
(2.36)	—	(2.36)	57.95	(.74)	603		.64		3.25

(1.15)	(.60)	(1.75)	55.84	(7.07)[6]	51		.41	[7]	3.27	[7]
(2.24)	—	(2.24)	61.91	10.97	43		.43		3.31
(2.24)	(.79)	(3.03)	57.94	(3.04)	20		.44		3.32
(2.15)	—	(2.15)	62.75	13.18	11		.43		3.60
(2.09)	—	(2.09)	57.45	3.82 [6]	—	[9]	.52	[7]	3.40	[7]

(1.18)	(.60)	(1.78)	55.94	(7.01)[6]	283		.31	[7]	3.37	[7]
(2.30)	—	(2.30)	62.01	11.07	326		.33		3.47
(2.29)	(.79)	(3.08)	58.04	(2.93)	214		.34		3.42
(2.18)	—	(2.18)	62.84	13.29	242		.34		3.69
(2.15)	—	(2.15)	57.50	2.98	208		.37		3.68
(2.53)	—	(2.53)	57.98	(.45)	394		.34		3.56

See end of table for footnotes.

Capital Income Builder	41

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2020[4,5]	$61.99	$1.02	$(5.31)	$(4.29)
10/31/2019	58.01	2.12	4.19	6.31
10/31/2018	62.82	2.13	(3.82)	(1.69)
10/31/2017	57.49	2.24	5.30	7.54
10/31/2016	57.97	2.08	(.37)	1.71
10/31/2015	60.77	2.14	(2.38)	(.24)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes[13,14]	April 30, 2020[4,5,6]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	28%	32%	37%	51%	38%	50%
Including mortgage dollar roll transactions	49%	45%	73%	73%	47%	63%

See notes to financial statements.

42	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets

$(1.19)	$(.60)	$(1.79)	$55.91	(7.00)%[6]	$11,948	.27%[7]	3.42%[7]
(2.33)	—	(2.33)	61.99	11.12	12,050	.28	3.54
(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528	.29	3.48
(2.21)	—	(2.21)	62.82	13.33	8,249	.30	3.72
(2.19)	—	(2.19)	57.49	3.05	6,806	.30	3.62
(2.56)	—	(2.56)	57.97	(.40)	5,222	.30	3.60

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Capital Income Builder	43

Capital Income Builder®

Investment portfolio
October 31, 2019
Common stocks 69.20% Financials 10.18%	Shares	Value (000)
Zurich Insurance Group AG	4,221,959	$1,649,838
CME Group Inc., Class A	5,380,289	1,106,994
JPMorgan Chase & Co.	8,619,600	1,076,760
DBS Group Holdings Ltd.	33,121,782	633,001
Toronto-Dominion Bank (CAD denominated)	8,708,600	497,285
Hong Kong Exchanges and Clearing Ltd.	14,376,390	449,494
Royal Bank of Canada	5,300,000	427,509
Principal Financial Group, Inc.	7,765,400	414,517
Sampo Oyj, Class A	9,225,144	378,011
Ping An Insurance (Group) Co. of China, Ltd., Class H	27,414,500	317,494
PNC Financial Services Group, Inc.	1,995,968	292,809
HSBC Holdings PLC (GBP denominated)	19,832,364	149,772
HSBC Holdings PLC (HKD denominated)	15,070,642	114,434
SunTrust Banks, Inc.	3,528,900	241,165
BNP Paribas SA	4,050,900	211,486
American International Group, Inc.	3,980,000	210,781
Great-West Lifeco Inc. (Canada)	7,776,539	189,114
Swedbank AB, Class A	13,383,556	187,190
Power Financial Corp.	7,500,000	175,385
Hang Seng Bank Ltd.	7,974,000	166,686
Westpac Banking Corp.	7,627,485	148,328
Lloyds Banking Group PLC	195,540,700	143,871
Svenska Handelsbanken AB, Class A	13,842,969	138,577
Banca Mediolanum SpA	14,763,298	126,537
Bank of Montreal	1,655,000	122,514
Banco Santander, SA	29,732,168	119,178
B3 SA - Brasil, Bolsa, Balcao	9,218,735	111,209
Marsh & McLennan Companies, Inc.	901,300	93,393
ABN AMRO Bank NV, depository receipts	4,975,000	92,606
Sony Financial Holdings Inc.	4,140,000	89,670
Standard Bank Group Ltd.	7,355,000	84,436
BOC Hong Kong (Holdings) Ltd.	24,375,000	83,988
Prudential PLC	4,577,000	79,950
The Blackstone Group Inc., Class A	1,324,400	70,405
Nasdaq, Inc.	542,500	54,125
ING Groep NV	4,714,000	53,248
Bank of China Ltd., Class H	114,841,400	47,045
Euronext NV	520,000	41,902
TMX Group Ltd.	438,400	38,305
Everest Re Group, Ltd.	116,161	29,864
Huntington Bancshares Inc.	1,995,785	28,200
Ping An Insurance (Group) Co. of China, Ltd., Class A	2,088,626	26,161
MONETA Money Bank, AS, non-registered shares	7,813,482	25,968
Société Générale	22,092	627
		10,739,832
Capital Income Builder — Page 1 of 31

Common stocks (continued) Health care 9.13%	Shares	Value (000)
AbbVie Inc.	28,683,500	$2,281,772
Amgen Inc.	8,234,680	1,756,046
Novartis AG	19,406,507	1,693,569
GlaxoSmithKline PLC	52,768,700	1,208,908
Gilead Sciences, Inc.	14,242,380	907,382
AstraZeneca PLC	4,739,848	460,543
AstraZeneca PLC (ADR)	2,841,600	139,324
Pfizer Inc.	9,148,720	351,036
Abbott Laboratories	4,135,400	345,761
Merck & Co., Inc.	2,445,900	211,962
Eli Lilly and Co.	890,070	101,424
Roche Holding AG, nonvoting, non-registered shares	287,800	86,588
Koninklijke Philips NV (EUR denominated)	1,166,532	51,092
Alcon Inc.[1]	542,600	32,044
		9,627,451
Consumer staples 8.34%
Coca-Cola Co.	35,725,700	1,944,550
Philip Morris International Inc.	18,525,800	1,508,741
British American Tobacco PLC	27,869,811	975,453
British American Tobacco PLC (ADR)	7,866,157	275,001
Altria Group, Inc.	20,109,600	900,709
Nestlé SA	6,421,432	685,560
Imperial Brands PLC	26,451,353	579,880
Diageo PLC	9,511,900	389,905
Carlsberg A/S, Class B	1,955,831	275,150
General Mills, Inc.	4,000,000	203,440
Danone SA	2,402,111	199,216
Kellogg Co.	3,000,000	190,590
Procter & Gamble Co.	1,458,260	181,568
Kimberly-Clark Corp.	1,000,000	132,880
Reckitt Benckiser Group PLC	1,526,300	117,914
Hormel Foods Corp.	1,978,781	80,912
Japan Tobacco Inc.	2,225,800	50,621
Unilever PLC	741,210	44,382
Treasury Wine Estates Ltd.	2,562,000	31,031
Convenience Retail Asia Ltd.[2]	51,330,000	24,696
		8,792,199
Information technology 7.45%
Broadcom Inc.	6,756,600	1,978,670
Microsoft Corp.	11,901,540	1,706,324
Intel Corp.	22,971,350	1,298,570
Taiwan Semiconductor Manufacturing Co., Ltd.	108,197,799	1,060,989
QUALCOMM Inc.	4,816,130	387,410
Tokyo Electron Ltd.	917,300	187,512
VTech Holdings Ltd.[2]	20,089,300	176,385
Vanguard International Semiconductor Corp.	81,482,089	174,525
NetApp, Inc.	2,414,800	134,939
KLA Corp.	796,700	134,674
Texas Instruments Inc.	1,139,100	134,402
Western Union Co.	4,712,000	118,083
Delta Electronics, Inc.	20,417,000	89,876
MediaTek Inc.	5,431,000	72,793
Apple Inc.	287,000	71,394
Capital Income Builder — Page 2 of 31

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Cisco Systems, Inc.	1,466,000	$69,650
Accenture PLC, Class A	149,600	27,739
Micro Focus International PLC	1,318,572	18,105
HP Inc.	880,500	15,294
		7,857,334
Utilities 6.59%
E.ON SE2	142,015,200	1,431,366
Dominion Energy, Inc.	15,039,656	1,241,524
American Electric Power Co., Inc.	7,763,000	732,750
Naturgy Energy Group, SA	23,971,066	652,600
Iberdrola, SA, non-registered shares	46,685,461	479,445
Enel SpA	49,611,437	384,002
ENGIE SA	10,958,009	183,261
ENGIE SA, bonus shares[3]	10,508,696	175,746
SSE PLC	19,639,849	326,529
Edison International	4,570,799	287,503
Exelon Corp.	4,314,537	196,268
Duke Energy Corp.	2,000,000	188,520
National Grid PLC	12,548,123	146,499
Public Service Enterprise Group Inc.	2,000,000	126,620
Power Assets Holdings Ltd.	11,744,500	83,858
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	23,228,986	68,913
Infratil Ltd.	16,859,895	53,292
Ratch Group PCL, foreign registered	21,810,000	53,089
NiSource Inc.	1,867,518	52,365
Red Eléctrica de Corporación, SA	1,499,968	30,196
CenterPoint Energy, Inc.	1,030,347	29,952
Sempra Energy	199,500	28,830
		6,953,128
Energy 6.37%
Royal Dutch Shell PLC, Class B	50,267,755	1,444,236
Royal Dutch Shell PLC, Class A (GBP denominated)	14,090,305	407,565
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	84,188
Exxon Mobil Corp.	18,074,050	1,221,264
Enbridge Inc. (CAD denominated)	18,430,641	671,261
BP PLC	88,789,926	562,764
TOTAL SA	10,395,018	546,463
Chevron Corp.	3,756,640	436,296
TC Energy Corp. (CAD denominated)	7,602,777	383,227
Canadian Natural Resources, Ltd. (CAD denominated)	9,377,000	236,436
Williams Companies, Inc.	8,825,770	196,903
Equitrans Midstream Corp.	11,138,000	155,041
Suncor Energy Inc.	3,950,000	117,441
Schlumberger Ltd.	3,412,800	111,564
Inter Pipeline Ltd.	6,423,600	107,832
Kinder Morgan, Inc.	1,323,085	26,435
Helmerich & Payne, Inc.	387,150	14,518
Tribune Resources, Inc.[1,3]	209,689	430
		6,723,864
Capital Income Builder — Page 3 of 31

Common stocks (continued) Real estate 5.90%	Shares	Value (000)
Crown Castle International Corp. REIT	11,153,338	$1,547,972
Simon Property Group, Inc. REIT	4,519,500	680,998
Link Real Estate Investment Trust REIT	53,786,500	586,535
Sun Hung Kai Properties Ltd.	31,647,707	480,211
American Tower Corp. REIT	1,940,987	423,291
Digital Realty Trust, Inc. REIT	2,744,590	348,673
Daito Trust Construction Co., Ltd.	2,552,810	339,697
TAG Immobilien AG2	11,719,901	284,691
VICI Properties Inc. REIT	8,555,000	201,470
CK Asset Holdings Ltd.	27,123,380	189,339
Gaming and Leisure Properties, Inc. REIT	4,211,000	169,956
Unibail-Rodamco-Westfield, non-registered shares REIT	925,458	143,109
Lamar Advertising Co. REIT, Class A	1,591,278	127,318
Service Properties Trust REIT	4,941,000	125,007
Iron Mountain Inc. REIT	3,758,100	123,266
American Campus Communities, Inc. REIT	1,872,388	93,582
Nexity SA, Class A, non-registered shares	1,762,815	91,186
Longfor Group Holdings Ltd.	17,645,500	73,411
Equinix, Inc. REIT	103,800	58,832
HCP, Inc. REIT	1,347,000	50,674
MGM Growth Properties LLC REIT, Class A	1,025,000	31,990
China Resources Land Ltd.	6,772,000	28,908
Ventas, Inc. REIT	412,300	26,841
		6,226,957
Industrials 5.21%
Lockheed Martin Corp.	2,536,390	955,407
Boeing Co.	2,124,800	722,241
VINCI SA	5,044,780	566,020
United Parcel Service, Inc., Class B	4,881,000	562,145
Airbus SE, non-registered shares	2,992,698	428,635
Aena SME, SA, non-registered shares	2,311,000	423,992
Singapore Technologies Engineering Ltd	81,308,000	238,465
Komatsu Ltd.	7,753,445	183,731
BOC Aviation Ltd.	17,964,800	168,966
Stanley Black & Decker, Inc.	960,000	145,277
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	6,052,516	126,840
General Dynamics Corp.	709,000	125,351
United Technologies Corp.	856,200	122,933
Union Pacific Corp.	696,100	115,177
RELX PLC	3,660,408	88,097
Air New Zealand Ltd.	48,089,781	87,103
CCR SA, ordinary nominative	18,292,000	74,983
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	72,197
ALD SA	4,942,514	70,007
ComfortDelGro Corp., Ltd.	39,708,700	67,132
Melrose Industries PLC	19,184,000	52,955
Kühne + Nagel International AG	281,007	45,391
Transurban Group	3,367,786	34,452
Caterpillar Inc.	97,100	13,380
		5,490,877
Capital Income Builder — Page 4 of 31

Common stocks (continued) Communication services 4.41%	Shares	Value (000)
Verizon Communications Inc.	16,371,536	$989,987
Vodafone Group PLC	302,068,844	615,882
Nippon Telegraph and Telephone Corp.	10,318,100	513,660
BCE Inc. (CAD denominated)	10,694,000	507,297
Koninklijke KPN NV	76,835,852	238,232
Singapore Telecommunications Ltd.	95,713,167	232,168
ITV PLC	132,398,760	229,385
HKT Trust and HKT Ltd., units	139,282,860	216,853
AT&T Inc.	5,552,810	213,728
Intouch Holdings PCL, foreign registered	59,500,000	130,055
ProSiebenSat.1 Media SE	8,231,277	121,548
Nintendo Co., Ltd.	322,381	115,292
Euskaltel, SA, non-registered shares[2]	11,611,000	108,001
Gannett Co., Inc.[2]	8,547,400	92,739
1&1 Drillisch AG	3,312,642	88,596
BT Group PLC	23,569,500	62,497
CenturyLink, Inc.	3,500,000	45,290
TELUS Corp.	1,118,508	39,786
HKBN Ltd.	21,707,000	38,783
Nordic Entertainment Group AB, Class B	1,102,172	31,276
Zegona Communications PLC[2]	14,394,740	17,341
Cumulus Media Inc., Class A1	33,691	461
		4,648,857
Consumer discretionary 3.20%
Las Vegas Sands Corp.	17,608,300	1,088,897
Sands China Ltd.	57,910,930	286,379
Carnival Corp., units	6,000,000	257,340
Industria de Diseño Textil, SA	8,186,100	255,182
Six Flags Entertainment Corp.[2]	5,487,000	231,497
McDonald’s Corp.	1,000,000	196,700
Hasbro, Inc.	1,923,000	187,127
General Motors Co.	2,977,000	110,625
Burberry Group PLC	4,116,500	108,992
Royal Caribbean Cruises Ltd.	836,500	91,036
Inchcape PLC	9,663,308	80,737
Dine Brands Global, Inc.[2]	1,095,551	80,140
InterContinental Hotels Group PLC	1,160,826	70,071
Toyota Motor Corp.	1,003,000	70,049
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,208,895	60,148
Kering SA	96,372	54,838
Hyundai Motor Co.	430,900	45,185
LVMH Moët Hennessy-Louis Vuitton SE	75,883	32,372
Marston’s PLC	19,496,200	31,139
AA PLC[2]	35,437,759	20,244
Matahari Department Store Tbk PT	69,943,000	18,137
		3,376,835
Materials 2.42%
Rio Tinto PLC	11,716,000	609,177
Dow Inc.	8,154,666	411,729
BHP Group PLC	18,467,000	391,064
Nutrien Ltd.	7,009,297	334,974
BASF SE	2,293,100	174,498
Linde PLC	657,500	130,415
Capital Income Builder — Page 5 of 31

Common stocks (continued) Materials (continued)	Shares	Value (000)
Asahi Kasei Corp.	10,607,600	$119,003
Air Products and Chemicals, Inc.	513,400	109,488
Amcor PLC (CDI)	8,526,922	81,881
Evonik Industries AG	2,554,187	67,371
Givaudan SA	14,615	42,919
Nexa Resources SA	3,984,906	42,599
LyondellBasell Industries NV	471,400	42,285
		2,557,403
Total common stocks (cost: $62,438,246,000)		72,994,737
Preferred securities 0.07% Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,909,610	67,377
Financials 0.01%
CoBank, ACB, Class E, noncumulative, preferred shares[4]	13,000	8,716
Total preferred securities (cost: $79,149,000)		76,093
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[1,3,5]	196,789	9
Tribune Resources, Inc., Class B, warrants, expire 2023[1,3,5]	153,058	5
Tribune Resources, Inc., Class C, warrants, expire 2023[1,3,5]	46,500	1
Total rights & warrants (cost: $28,000)		15
Convertible stocks 0.90% Utilities 0.44%
Sempra Energy, Series A, 6.00% convertible preferred 2021	1,711,600	198,597
NextEra Energy, Inc., units, 4.872% convertible preferred 2022	2,573,900	130,908
Dominion Energy, Inc., Series A units, 7.25% convertible preferred 2022	897,800	96,253
American Electric Power Co., Inc. 6.125% convertible preferred 2022	648,900	35,683
		461,441
Information technology 0.30%
Broadcom Inc., Series A, 8.00% cumulative convertible preferred 2022	299,012	323,836
Real estate 0.11%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	92,767	115,559
Industrials 0.05%
Stanley Black & Decker, Inc. 5.375% convertible preferred 2020	515,800	52,581
Total convertible stocks (cost: $879,767,000)		953,417
Capital Income Builder — Page 6 of 31

Bonds, notes & other debt instruments 25.64% U.S. Treasury bonds & notes 15.89% U.S. Treasury 14.58%	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2020	$1,751	$1,761
U.S. Treasury 8.50% 2020	76,000	77,501
U.S. Treasury 8.75% 2020	179,000	185,874
U.S. Treasury 8.75% 2020	165,000	174,126
U.S. Treasury 1.125% 2021	89,668	88,996
U.S. Treasury 1.75% 2021	75,161	75,492
U.S. Treasury 2.00% 2021	96,000	96,861
U.S. Treasury 2.25% 2021	42,570	43,070
U.S. Treasury 2.50% 2021	3,731	3,776
U.S. Treasury 3.125% 2021	75,000	76,763
U.S. Treasury 3.625% 2021	31,600	32,424
U.S. Treasury 8.00% 2021	337,500	380,980
U.S. Treasury 8.125% 2021	124,000	138,306
U.S. Treasury 1.50% 2022	1,917	1,917
U.S. Treasury 1.625% 2022	11,000	11,036
U.S. Treasury 1.75% 2022	600,000	603,642
U.S. Treasury 1.875% 2022[6]	806,000	813,085
U.S. Treasury 1.875% 2022	36,000	36,388
U.S. Treasury 2.00% 2022	41,100	41,691
U.S. Treasury 2.00% 2022	34,650	35,158
U.S. Treasury 2.125% 2022	164,000	167,123
U.S. Treasury 2.50% 2022	5,220	5,329
U.S. Treasury 7.25% 2022	182,500	211,001
U.S. Treasury 7.625% 2022	39,700	46,902
U.S. Treasury 1.50% 2023	64,170	64,149
U.S. Treasury 1.50% 2023	47,500	47,491
U.S. Treasury 1.625% 2023	143,000	143,559
U.S. Treasury 1.625% 2023	87,700	88,050
U.S. Treasury 1.75% 2023	47,500	47,884
U.S. Treasury 2.125% 2023	116,269	119,011
U.S. Treasury 2.25% 2023	150,000	154,347
U.S. Treasury 2.50% 2023	62,000	64,231
U.S. Treasury 2.50% 2023	56,750	58,614
U.S. Treasury 2.625% 2023	400,000	417,688
U.S. Treasury 2.625% 2023	68,000	70,451
U.S. Treasury 2.75% 2023[6]	356,521	372,397
U.S. Treasury 2.75% 2023	348,020	362,637
U.S. Treasury 2.875% 2023	302,000	317,526
U.S. Treasury 2.875% 2023	7,325	7,708
U.S. Treasury 6.25% 2023	350,000	410,868
U.S. Treasury 7.125% 2023	299,800	353,623
U.S. Treasury 1.50% 2024	49,794	49,734
U.S. Treasury 1.50% 2024	4,300	4,297
U.S. Treasury 1.75% 2024	23,205	23,443
U.S. Treasury 2.00% 2024	655,000	668,997
U.S. Treasury 2.00% 2024	76,894	78,453
U.S. Treasury 2.125% 2024	750,000	770,160
U.S. Treasury 2.125% 2024	706,500	726,042
U.S. Treasury 2.125% 2024	220,000	225,474
U.S. Treasury 2.125% 2024	80,000	82,259
U.S. Treasury 2.25% 2024	141,375	145,572
U.S. Treasury 2.25% 2024	140,000	144,392
U.S. Treasury 2.25% 2024	125,000	129,253
U.S. Treasury 2.25% 2024	55,000	56,876
Capital Income Builder — Page 7 of 31

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 7.50% 2024	$331,274	$426,943
U.S. Treasury 2.50% 2025	80,000	83,834
U.S. Treasury 2.625% 2025	4,775	5,064
U.S. Treasury 2.75% 2025	150,000	159,164
U.S. Treasury 2.875% 2025	150,000	160,337
U.S. Treasury 2.875% 2025	100,000	107,125
U.S. Treasury 6.875% 2025	145,145	187,793
U.S. Treasury 7.625% 2025	250,000	327,050
U.S. Treasury 1.625% 2026	284,905	285,261
U.S. Treasury 1.875% 2026	270,000	274,703
U.S. Treasury 1.875% 2026	1,132	1,152
U.S. Treasury 2.00% 2026	95,400	97,934
U.S. Treasury 6.00% 2026	206,000	260,534
U.S. Treasury 6.50% 2026	178,000	236,185
U.S. Treasury 6.75% 2026	35,000	46,617
U.S. Treasury 2.25% 2027	482,196	504,420
U.S. Treasury 2.25% 2027	75	78
U.S. Treasury 2.375% 2027	50,000	52,727
U.S. Treasury 6.125% 2027	317,000	424,558
U.S. Treasury 6.375% 2027	85,000	114,557
U.S. Treasury 6.625% 2027	65,000	87,456
U.S. Treasury 2.75% 2028	100,000	108,620
U.S. Treasury 2.875% 2028	329,120	361,768
U.S. Treasury 2.875% 2028	1,886	2,070
U.S. Treasury 3.125% 2028	2,044	2,294
U.S. Treasury 5.25% 2028	89,000	115,815
U.S. Treasury 5.50% 2028	140,000	184,023
U.S. Treasury 1.625% 2029	54,507	54,228
U.S. Treasury 2.375% 2029	30,950	32,845
U.S. Treasury 5.25% 2029[6]	25,000	32,715
U.S. Treasury 6.125% 2029	30,000	42,061
U.S. Treasury 6.25% 2030[6]	193,000	277,775
U.S. Treasury 3.00% 2047[6]	158,493	185,715
U.S. Treasury 3.00% 2048	3,166	3,718
U.S. Treasury 3.125% 2048	27,778	33,401
U.S. Treasury 2.25% 2049[6]	31,900	32,433
U.S. Treasury 2.875% 2049[6]	186,405	214,951
U.S. Treasury 3.00% 2049[6]	250,000	294,945
		15,377,257
U.S. Treasury inflation-protected securities 1.31%
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	46,480	46,951
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	49,999	50,131
U.S. Treasury Inflation-Protected Security 0.509% 2024[7]	305,175	309,088
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	136,108	151,390
U.S. Treasury Inflation-Protected Security 2.00% 2026[7]	57,264	63,564
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	157,321	160,064
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	83,905	84,965
U.S. Treasury Inflation-Protected Security 0.50% 2028[7]	208,022	213,209
U.S. Treasury Inflation-Protected Security 0.75% 2028[7]	77,788	81,813
U.S. Treasury Inflation-Protected Security 0.25% 2029[7]	8,525	8,613
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	867	1,154
Capital Income Builder — Page 8 of 31

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	$53,421	$56,064
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	137,335	153,923
		1,380,929
Total U.S. Treasury bonds & notes		16,758,186
Corporate bonds & notes 6.01% Energy 1.01%
Apache Corp. 4.25% 2030	18,550	18,151
Apache Corp. 5.35% 2049	16,083	15,615
APT Pipelines Ltd. 4.20% 2025[4]	2,220	2,366
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.414% 2023[3,8,9]	250	239
Baker Hughes, a GE Co. 3.337% 2027	2,500	2,578
Baker Hughes, a GE Co. 4.08% 2047	835	827
BP Capital Markets PLC 3.79% 2024	15,250	16,291
BP Capital Markets PLC 3.41% 2026	3,500	3,719
BP Capital Markets PLC 4.234% 2028	6,800	7,706
Canadian Natural Resources Ltd. 2.95% 2023	13,365	13,646
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,088
Canadian Natural Resources Ltd. 3.85% 2027	17,500	18,534
Canadian Natural Resources Ltd. 4.95% 2047	4,821	5,656
Cenovus Energy Inc. 3.80% 2023	6,120	6,333
Cenovus Energy Inc. 5.25% 2037	2,646	2,866
Cenovus Energy Inc. 5.40% 2047	26,430	29,615
Chevron Corp. 2.10% 2021	7,325	7,364
Chevron Corp. 2.498% 2022	10,540	10,709
Concho Resources Inc. 4.30% 2028	11,145	12,037
Concho Resources Inc. 4.85% 2048	11,238	12,643
Diamond Offshore Drilling, Inc. 4.875% 2043	12,185	6,260
Ecopetrol SA 5.875% 2023	1,790	1,989
Ecopetrol SA 5.875% 2045	715	828
Enbridge Energy Partners, LP 5.20% 2020	650	657
Enbridge Energy Partners, LP 5.875% 2025	30,860	35,929
Enbridge Energy Partners, LP 5.50% 2040	3,500	4,172
Enbridge Energy Partners, LP 7.375% 2045	36,875	54,833
Enbridge Inc. 2.90% 2022	1,083	1,107
Enbridge Inc. 4.00% 2023	14,895	15,815
Enbridge Inc. 3.50% 2024	2,400	2,509
Enbridge Inc. 3.70% 2027	835	888
Energy Transfer Partners, LP 4.00% 2027	1,325	1,367
Energy Transfer Partners, LP 4.20% 2027	9,400	9,811
Energy Transfer Partners, LP 6.125% 2045	2,295	2,647
Energy Transfer Partners, LP 5.30% 2047	11,078	11,741
Energy Transfer Partners, LP 5.40% 2047	10,286	11,061
Energy Transfer Partners, LP 6.00% 2048	11,146	12,914
Energy Transfer Partners, LP 6.25% 2049	7,843	9,437
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[10]	7,500	6,986
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[10]	5,220	4,987
Enterprise Products Operating LLC 4.20% 2050	2,795	2,965
EQT Corp. 3.90% 2027	3,020	2,667
Equinor ASA 3.625% 2028	13,165	14,596
Exxon Mobil Corp. 2.222% 2021	7,750	7,800
Exxon Mobil Corp. 2.019% 2024	11,374	11,467
Exxon Mobil Corp. 2.44% 2029	14,305	14,448
Capital Income Builder — Page 9 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 3.095% 2049	$3,543	$3,586
Husky Energy Inc. 7.25% 2019	4,500	4,521
Jonah Energy LLC 7.25% 2025[4]	2,500	725
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	8,631
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,829
Kinder Morgan, Inc. 3.15% 2023	1,190	1,220
Kinder Morgan, Inc. 4.30% 2025	75,495	81,729
Kinder Morgan, Inc. 4.30% 2028	31,330	34,096
Kinder Morgan, Inc. 5.55% 2045	41,290	48,474
Kinder Morgan, Inc. 5.05% 2046	2,500	2,739
Kinder Morgan, Inc. 5.20% 2048	3,000	3,415
Marathon Oil Corp. 4.40% 2027	3,375	3,629
MPLX LP 3.50% 2022[4]	5,000	5,153
MPLX LP 6.25% 2022[4]	520	530
MPLX LP 4.125% 2027	2,445	2,570
MPLX LP 4.00% 2028	6,080	6,324
MPLX LP 5.20% 2047	505	542
Murphy Oil Corp. 5.75% 2025	5,140	5,236
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	4,955	4,955
NGPL PipeCo LLC 7.768% 2037[4]	2,000	2,584
Noble Corp. PLC 7.95% 2025[10]	1,785	1,035
Noble Corp. PLC 8.95% 2045[10]	3,010	1,302
Noble Energy, Inc. 3.85% 2028	1,220	1,268
Noble Energy, Inc. 3.25% 2029	12,050	12,013
Noble Energy, Inc. 4.95% 2047	8,306	8,860
Noble Energy, Inc. 4.20% 2049	8,500	8,240
Occidental Petroleum Corp. 4.85% 2021	829	857
Occidental Petroleum Corp. 2.90% 2024	26,360	26,595
Occidental Petroleum Corp. 3.20% 2026	789	799
Occidental Petroleum Corp. 3.50% 2029	10,262	10,404
Occidental Petroleum Corp. 6.20% 2040	790	953
Occidental Petroleum Corp. 6.60% 2046	2,215	2,845
Occidental Petroleum Corp. 4.40% 2049	6,929	7,033
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	10,236
Petrobras Global Finance Co. 5.093% 2030[4]	2,657	2,821
Petrobras Global Finance Co. 7.25% 2044	300	365
Petrobras Global Finance Co. 6.85% 2115	1,035	1,193
Petróleos Mexicanos 4.50% 2026	2,600	2,579
Petróleos Mexicanos 6.875% 2026	31,230	34,244
Petróleos Mexicanos 6.84% 2030[4]	3,618	3,870
Petróleos Mexicanos 6.75% 2047	1,190	1,190
Petróleos Mexicanos 6.35% 2048	9,242	8,872
Petróleos Mexicanos 7.69% 2050[4]	4,367	4,773
Phillips 66 4.30% 2022	11,525	12,181
Phillips 66 Partners LP 3.605% 2025	540	565
Phillips 66 Partners LP 3.55% 2026	2,600	2,718
Phillips 66 Partners LP 3.75% 2028	670	704
Phillips 66 Partners LP 4.68% 2045	160	170
Phillips 66 Partners LP 4.90% 2046	735	816
Pioneer Natural Resources Co. 3.45% 2021	685	696
QEP Resources, Inc. 5.25% 2023	5,130	4,899
QEP Resources, Inc. 5.625% 2026	350	317
QGOG Constellation SA 9.50% 2024[4,11,12]	503	254
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,220
Capital Income Builder — Page 10 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.00% 2027	$4,575	$5,024
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,350
Saudi Arabian Oil Co. 3.50% 2029[4]	2,565	2,667
Saudi Arabian Oil Co. 4.375% 2049[4]	705	766
Schlumberger BV 4.00% 2025[4]	18,011	19,272
Shell International Finance BV 1.75% 2021	10,865	10,873
Shell International Finance BV 3.50% 2023	8,250	8,746
Shell International Finance BV 3.875% 2028	11,755	13,241
Targa Resources Partners LP 6.875% 2029[4]	6,240	6,763
TC PipeLines, LP 4.375% 2025	1,984	2,111
Total Capital International 2.434% 2025	18,373	18,659
Total Capital International 3.455% 2029	5,100	5,561
Total Capital International 2.829% 2030	8,262	8,560
Total Capital International 3.461% 2049	4,230	4,490
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]	61,650	66,984
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 4.368% 2067[9]	8,000	6,588
TransCanada PipeLines Ltd. 4.25% 2028	11,675	12,912
TransCanada PipeLines Ltd. 4.875% 2048	7,500	8,706
TransCanada PipeLines Ltd. 5.10% 2049	4,250	5,105
Transportadora de Gas Peru SA 4.25% 2028[4]	1,090	1,163
Valaris PLC 5.20% 2025	4,265	2,239
Valaris PLC 5.75% 2044	1,750	718
Valero Energy Partners LP 4.375% 2026	1,735	1,891
Western Gas Partners LP 3.95% 2025	1,520	1,483
Western Gas Partners LP 4.65% 2026	3,105	3,108
Williams Partners LP 4.125% 2020	5,000	5,078
		1,068,297
Financials 0.97%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	10,749
ACE INA Holdings Inc. 2.30% 2020	815	818
ACE INA Holdings Inc. 2.875% 2022	2,910	2,994
ACE INA Holdings Inc. 3.35% 2026	2,905	3,126
ACE INA Holdings Inc. 4.35% 2045	3,230	3,976
Allstate Corp. 3.85% 2049	5,000	5,611
Ally Financial Inc. 5.75% 2025	7,000	7,822
Ally Financial Inc. 8.00% 2031	1,850	2,595
Ally Financial Inc. 8.00% 2031	1,235	1,705
American International Group, Inc. 4.20% 2028	14,815	16,303
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,288
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[10]	3,025	3,075
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[10]	14,600	15,224
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[10]	12,040	12,582
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	9,420	9,877
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[10]	7,145	7,581
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[10]	11,132	12,378
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[10]	9,579	9,653
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[10]	24,965	25,769
Barclays Bank PLC 5.14% 2020	15,525	15,924
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[10]	2,500	2,818
Barclays Bank PLC 4.95% 2047	4,000	4,676
BB&T Corp. 2.45% 2020	7,800	7,805
Berkshire Hathaway Finance Corp. 4.20% 2048	18,300	21,498
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,517
Capital Income Builder — Page 11 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas 3.50% 2023[4]	$25,000	$25,971
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[10]	4,300	4,557
Citigroup Inc. 3.20% 2026	5,330	5,542
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	18,649	18,828
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[10]	4,525	4,948
Cooperatieve Rabobank UA 2.625% 2024[4]	4,450	4,518
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,10]	5,000	5,071
Credit Suisse Group AG 3.80% 2023	12,050	12,633
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,10]	15,000	14,966
Credit Suisse Group AG 4.282% 2028[4]	3,303	3,593
Danske Bank AS 3.875% 2023[4]	9,250	9,623
Ford Motor Credit Co. 5.584% 2024	1,000	1,067
Ford Motor Credit Co. 4.542% 2026	18,500	18,634
FS Energy and Power Fund 7.50% 2023[4]	2,980	3,029
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,085
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[10]	11,750	11,946
Goldman Sachs Group, Inc. 3.717% 2023[9]	1,465	1,514
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[10]	30,347	32,263
Groupe BPCE SA 2.75% 2023[4]	22,675	23,132
Hartford Financial Services Group, Inc. 2.80% 2029	16,705	16,817
Hartford Financial Services Group, Inc. 3.60% 2049	1,818	1,864
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	12,500	13,988
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[10]	13,250	14,305
Intesa Sanpaolo SpA 3.375% 2023[4]	4,100	4,153
Intesa Sanpaolo SpA 5.017% 2024[4]	9,100	9,500
JPMorgan Chase & Co. 4.625% 2021	5,000	5,205
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[10]	11,800	12,346
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[10]	8,975	9,498
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[10]	7,560	8,077
JPMorgan Chase & Co. 2.301% 2025 (3-month USD-SOFR + 1.16% on 10/15/2024)[10]	17,275	17,250
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[10]	17,650	18,676
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[10]	3,473	3,860
JPMorgan Chase & Co. 2.739% 2030 (3-month USD-SOFR + 1.51% on 10/15/2029)[10]	17,080	17,058
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)[10]	4,841	5,212
JPMorgan Chase & Co., Series I, junior subordinated, 5.406% (3-month USD-LIBOR + 3.47% on 1/30/2020)[10]	24,198	24,380
Lloyds Banking Group PLC 4.45% 2025	10,475	11,458
Lloyds Banking Group PLC 4.375% 2028	5,375	5,936
Marsh & McLennan Companies, Inc. 4.375% 2029	5,519	6,297
Marsh & McLennan Companies, Inc. 4.90% 2049	2,730	3,451
Metlife, Inc. 3.60% 2025	2,870	3,116
Metropolitan Life Global Funding I 2.40% 2022[4]	1,830	1,848
Metropolitan Life Global Funding I 3.375% 2022[4]	4,950	5,108
Metropolitan Life Global Funding I 3.45% 2026[4]	1,210	1,302
Metropolitan Life Global Funding I 3.05% 2029[4]	6,944	7,254
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	20,000	20,425
Morgan Stanley 2.50% 2021	15,000	15,116
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[10]	16,250	17,023
Morgan Stanley 2.72% 2025 (1-month USD-SOFR + 1.152% on 7/22/2024)[10]	34,375	34,858
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[10]	7,191	8,078
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	754
Navient Corp. 6.75% 2026	10,210	10,695
New York Life Global Funding 1.70% 2021[4]	10,000	9,971
New York Life Global Funding 2.25% 2022[4]	3,705	3,734
Capital Income Builder — Page 12 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 4.35% 2050	$3,835	$4,435
Prudential Financial, Inc. 3.70% 2051	10,545	11,065
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[10]	7,500	8,523
Royal Bank of Canada 2.80% 2022	10,425	10,652
Royal Bank of Canada 2.25% 2024	7,500	7,510
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[10]	4,275	4,702
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[4,10]	4,800	5,314
Toronto-Dominion Bank 2.65% 2024	7,600	7,784
Travelers Companies, Inc. 4.00% 2047	1,315	1,522
Travelers Companies, Inc. 4.05% 2048	2,753	3,214
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,10]	10,185	10,443
UniCredit SpA 3.75% 2022[4]	11,970	12,266
UniCredit SpA 5.861% 2032[4,10]	1,900	1,982
US Bancorp 2.40% 2024	16,300	16,599
US Bancorp 3.15% 2027	4,000	4,239
Wells Fargo & Co. 2.10% 2021	15,000	15,030
Wells Fargo & Co. 2.625% 2022	5,525	5,599
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[10]	39,250	39,351
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[10]	9,775	10,115
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[10]	15,975	16,063
Wells Fargo & Co., Series K, junior subordinated, 5.889% 2049[10]	38,455	38,984
Willis North America Inc. 3.875% 2049	1,944	1,933
		1,018,222
Health care 0.86%
Abbott Laboratories 2.90% 2021	15,030	15,339
Abbott Laboratories 3.40% 2023	3,702	3,907
Abbott Laboratories 3.75% 2026	3,549	3,892
AbbVie Inc. 2.50% 2020	19,135	19,192
AbbVie Inc. 2.30% 2021	1,995	2,007
AbbVie Inc. 2.90% 2022	10,000	10,201
AbbVie Inc. 2.85% 2023	1,530	1,557
AbbVie Inc. 4.45% 2046	7,500	7,759
AbbVie Inc. 4.875% 2048	8,658	9,568
Aetna Inc. 2.80% 2023	1,095	1,113
Allergan PLC 3.00% 2020	1,290	1,293
Allergan PLC 3.45% 2022	3,000	3,076
Allergan PLC 3.80% 2025	5,573	5,867
Allergan PLC 4.75% 2045	1,000	1,065
Anthem, Inc. 2.95% 2022	12,000	12,291
Anthem, Inc. 2.375% 2025	11,534	11,564
Anthem, Inc. 2.875% 2029	4,515	4,481
AstraZeneca PLC 3.375% 2025	5,000	5,293
AstraZeneca PLC 4.00% 2029	11,841	13,279
AstraZeneca PLC 4.375% 2048	2,776	3,290
Bayer US Finance II LLC 3.875% 2023[4]	11,408	11,957
Bayer US Finance II LLC 4.375% 2028[4]	10,918	11,853
Bayer US Finance II LLC 4.875% 2048[4]	764	853
Becton, Dickinson and Co. 2.675% 2019	784	784
Becton, Dickinson and Co. 2.894% 2022	2,595	2,646
Becton, Dickinson and Co. 3.363% 2024	10,000	10,478
Becton, Dickinson and Co. 3.734% 2024	1,504	1,608
Becton, Dickinson and Co. 3.70% 2027	6,732	7,244
Capital Income Builder — Page 13 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 3.375% 2022	$3,150	$3,256
Boston Scientific Corp. 3.75% 2026	1,230	1,328
Boston Scientific Corp. 4.00% 2029	1,490	1,660
Boston Scientific Corp. 4.55% 2039	2,095	2,476
Bristol-Myers Squibb Co. 2.90% 2024[4]	19,070	19,803
Bristol-Myers Squibb Co. 3.40% 2029[4]	19,248	20,730
Bristol-Myers Squibb Co. 4.125% 2039[4]	1,474	1,686
Bristol-Myers Squibb Co. 4.25% 2049[4]	11,049	12,962
Charles River Laboratories International, Inc. 4.25% 2028[4]	341	348
Cigna Corp. 3.75% 2023	839	880
Cigna Corp. 4.375% 2028	13,010	14,367
Cigna Corp. 4.80% 2038	730	831
Cigna Corp. 4.90% 2048	10,242	11,910
CVS Health Corp. 4.30% 2028	8,670	9,419
CVS Health Corp. 5.05% 2048	5,600	6,425
Eli Lilly and Co. 3.95% 2049	2,676	3,130
EMD Finance LLC 2.40% 2020[4]	1,600	1,601
EMD Finance LLC 2.95% 2022[4]	4,900	4,978
EMD Finance LLC 3.25% 2025[4]	21,450	22,160
Endo International PLC 5.875% 2024[4]	225	207
GlaxoSmithKline PLC 2.875% 2022	7,000	7,168
GlaxoSmithKline PLC 3.375% 2023	25,000	26,231
GlaxoSmithKline PLC 3.00% 2024	6,450	6,726
HCA Inc. 4.125% 2029	8,450	8,974
HCA Inc. 5.25% 2049	5,000	5,558
Johnson & Johnson 1.95% 2020	6,680	6,694
Laboratory Corp. of America Holdings 4.70% 2045	6,900	7,705
Mallinckrodt PLC 5.625% 2023[4]	3,000	1,095
MEDNAX, Inc. 6.25% 2027[4]	6,500	6,447
Merck & Co., Inc. 3.40% 2029	5,000	5,450
Merck & Co., Inc. 4.00% 2049	3,170	3,781
Molina Healthcare, Inc. 4.875% 2025[4]	5,600	5,712
Pfizer Inc. 3.20% 2023	15,500	16,251
Pfizer Inc. 3.45% 2029	7,662	8,367
Pfizer Inc. 7.20% 2039	196	309
Pfizer Inc. 4.00% 2049	3,216	3,757
Shire PLC 2.40% 2021	1,640	1,650
Shire PLC 2.875% 2023	9,310	9,509
Shire PLC 3.20% 2026	59,069	61,124
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[4]	2,595	2,803
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[4]	40,826	47,972
Tenet Healthcare Corp. 4.875% 2026[4]	10,000	10,356
Tenet Healthcare Corp. 5.125% 2027[4]	6,000	6,262
Teva Pharmaceutical Finance Co. BV 2.20% 2021	36,510	34,749
Teva Pharmaceutical Finance Co. BV 2.80% 2023	19,620	17,020
Teva Pharmaceutical Finance Co. BV 6.00% 2024	40,687	38,195
Teva Pharmaceutical Finance Co. BV 3.15% 2026	171,210	129,264
Teva Pharmaceutical Finance Co. BV 6.75% 2028	10,925	9,833
Teva Pharmaceutical Finance Co. BV 4.10% 2046	23,790	16,385
UnitedHealth Group Inc. 2.70% 2020	3,230	3,250
UnitedHealth Group Inc. 2.125% 2021	2,000	2,009
UnitedHealth Group Inc. 2.375% 2024	14,639	14,847
UnitedHealth Group Inc. 3.50% 2024	3,485	3,687
UnitedHealth Group Inc. 3.70% 2025	2,180	2,367
Capital Income Builder — Page 14 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 3.75% 2025	$4,090	$4,439
UnitedHealth Group Inc. 2.875% 2029	9,445	9,735
UnitedHealth Group Inc. 4.45% 2048	2,593	3,062
UnitedHealth Group Inc. 3.70% 2049	2,760	2,917
Valeant Pharmaceuticals International, Inc. 6.50% 2022[4]	4,713	4,861
Valeant Pharmaceuticals International, Inc. 5.50% 2023[4]	15,734	15,931
Valeant Pharmaceuticals International, Inc. 5.875% 2023[4]	625	636
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	1,110	1,155
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,901
		902,758
Consumer staples 0.64%
Altria Group, Inc. 2.625% 2020	4,340	4,341
Altria Group, Inc. 4.75% 2021	1,500	1,559
Altria Group, Inc. 2.95% 2023	3,800	3,862
Altria Group, Inc. 3.80% 2024	7,692	8,064
Altria Group, Inc. 4.00% 2024	3,000	3,174
Altria Group, Inc. 2.625% 2026	1,375	1,349
Altria Group, Inc. 4.40% 2026	17,972	19,399
Altria Group, Inc. 4.80% 2029	16,105	17,714
Altria Group, Inc. 5.95% 2049	26,331	30,993
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	12,500	14,947
Anheuser-Busch InBev NV 6.875% 2019	16,000	16,022
Anheuser-Busch InBev NV 4.75% 2029	27,932	32,480
Anheuser-Busch InBev NV 4.60% 2048	2,958	3,400
Anheuser-Busch InBev NV 5.55% 2049	17,750	23,167
British American Tobacco PLC 3.222% 2024	2,500	2,541
British American Tobacco PLC 3.557% 2027	49,225	49,648
British American Tobacco PLC 4.39% 2037	1,300	1,276
British American Tobacco PLC 4.54% 2047	10,965	10,615
British American Tobacco PLC 4.758% 2049	7,674	7,588
Coca-Cola Co. 1.75% 2024	15,075	15,010
Conagra Brands, Inc. 4.30% 2024	5,000	5,368
Conagra Brands, Inc. 4.60% 2025	6,790	7,541
Conagra Brands, Inc. 5.40% 2048	7,050	8,365
Constellation Brands, Inc. 2.25% 2020	10,000	10,018
Constellation Brands, Inc. 2.65% 2022	2,615	2,656
Constellation Brands, Inc. 2.70% 2022	415	420
Constellation Brands, Inc. 3.50% 2027	10,775	11,355
Constellation Brands, Inc. 4.50% 2047	445	495
Costco Wholesale Corp. 2.15% 2021	2,500	2,514
Costco Wholesale Corp. 2.75% 2024	6,500	6,753
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.541% 2021[9]	11,975	12,011
General Mills, Inc. 3.20% 2021	2,840	2,892
JBS Investments GmbH II 5.75% 2028[4]	8,789	9,178
Keurig Dr Pepper Inc. 3.551% 2021	4,675	4,784
Keurig Dr Pepper Inc. 4.057% 2023	17,120	18,171
Keurig Dr Pepper Inc. 4.597% 2028	8,441	9,581
Keurig Dr Pepper Inc. 5.085% 2048	11,000	13,233
Kraft Heinz Co. 4.875% 2049[4]	2,500	2,581
Molson Coors Brewing Co. 2.25% 2020	735	735
Molson Coors Brewing Co. 2.10% 2021	2,920	2,923
Molson Coors Brewing Co. 4.20% 2046	480	475
Nestlé Holdings, Inc. 3.35% 2023[4]	14,000	14,743
Capital Income Builder — Page 15 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.00% 2020	$4,175	$4,176
Philip Morris International Inc. 2.375% 2022	5,595	5,652
Philip Morris International Inc. 2.50% 2022	5,000	5,061
Philip Morris International Inc. 2.625% 2022	6,125	6,204
Philip Morris International Inc. 2.125% 2023	2,500	2,503
Philip Morris International Inc. 3.375% 2029	10,000	10,521
Reckitt Benckiser Group PLC 2.375% 2022[4]	2,870	2,891
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	2,215	2,261
Reynolds American Inc. 3.25% 2020	3,675	3,700
Reynolds American Inc. 4.00% 2022	4,500	4,693
Reynolds American Inc. 4.45% 2025	15,045	16,160
Reynolds American Inc. 5.85% 2045	9,362	10,418
Wal-Mart Stores, Inc. 2.85% 2024	31,900	33,330
Wal-Mart Stores, Inc. 3.55% 2025	80,000	86,811
Wal-Mart Stores, Inc. 3.05% 2026	12,870	13,696
Wal-Mart Stores, Inc. 2.95% 2049	6,831	6,815
WM. Wrigley Jr. Co. 3.375% 2020[4]	43,185	43,763
		672,596
Communication services 0.57%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,279
América Móvil, SAB de CV 8.46% 2036	147,200	7,557
AT&T Inc. 3.80% 2027	$4,535	4,860
AT&T Inc. 4.35% 2029	9,741	10,798
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,177
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,691
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	17,570	18,558
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	14,950	15,825
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	40,900	43,201
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,448
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,192
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	6,075	6,371
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]	32,777	33,473
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	3,070	3,381
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	22,071	25,387
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	9,077	9,661
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	12,500	12,733
CenturyLink, Inc. 7.50% 2024	20,283	23,072
CenturyLink, Inc., Series T, 5.80% 2022	5,725	6,083
Comcast Corp. 3.00% 2024	6,919	7,199
Comcast Corp. 3.70% 2024	9,061	9,716
Comcast Corp. 3.95% 2025	4,175	4,589
Comcast Corp. 2.35% 2027	3,220	3,245
Comcast Corp. 3.15% 2028	7,500	7,888
Comcast Corp. 4.15% 2028	1,000	1,131
Comcast Corp. 2.65% 2030	34,661	35,176
Comcast Corp. 4.75% 2044	3,500	4,260
Comcast Corp. 4.00% 2047	2,600	2,878
Comcast Corp. 4.00% 2048	6,303	6,958
Comcast Corp. 3.45% 2050	4,422	4,535
Fox Corp. 5.576% 2049[4]	12,230	15,368
Frontier Communications Corp. 6.25% 2021	600	285
Frontier Communications Corp. 10.50% 2022	5,250	2,481
Frontier Communications Corp. 11.00% 2025	4,800	2,268
Capital Income Builder — Page 16 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Inmarsat PLC 6.50% 2024[4]	$3,619	$3,807
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[4]	3,815	3,921
Netflix, Inc. 5.875% 2028	10,000	11,037
Netflix, Inc. 5.375% 2029[4]	2,500	2,641
Netflix, Inc. 4.875% 2030[4]	9,286	9,411
SoftBank Group Corp. 3.36% 2023[4]	5,000	5,044
Sprint Corp. 11.50% 2021	124,685	144,790
Time Warner Cable Inc. 5.00% 2020	10,000	10,067
T-Mobile US, Inc. 6.375% 2025	3,600	3,745
T-Mobile US, Inc. 6.50% 2026	10,650	11,423
T-Mobile US, Inc. 4.75% 2028	7,500	7,931
Univision Communications Inc. 6.75% 2022[4]	1,039	1,055
Univision Communications Inc. 5.125% 2023[4]	9,455	9,490
Verizon Communications Inc. 4.016% 2029	7,183	8,036
Vodafone Group PLC 4.375% 2028	10,000	11,120
Vodafone Group PLC 5.25% 2048	7,427	8,719
Vodafone Group PLC 4.875% 2049	1,481	1,670
Vodafone Group PLC 4.25% 2050	6,550	6,705
		603,336
Utilities 0.56%
AES Corp. 5.125% 2027	2,500	2,694
Ameren Corp. 2.50% 2024	1,616	1,629
Ameren Corp. 4.50% 2049	3,625	4,558
Centerpoint Energy, Inc. 2.50% 2022	6,000	6,056
CenterPoint Energy, Inc. 3.85% 2024	19,500	20,668
CenterPoint Energy, Inc. 2.95% 2030	5,450	5,481
CMS Energy Corp. 5.05% 2022	5,460	5,793
CMS Energy Corp. 3.00% 2026	849	874
CMS Energy Corp. 4.875% 2044	1,275	1,541
Commonwealth Edison Co. 2.95% 2027	7,450	7,757
Consolidated Edison Company of New York, Inc. 4.125% 2049	6,735	7,710
Consumers Energy Co. 4.05% 2048	11,425	13,471
Consumers Energy Co. 3.10% 2050	10,000	10,120
Consumers Energy Co. 3.75% 2050	5,625	6,328
Dominion Resources, Inc. 2.00% 2021	6,570	6,573
Dominion Resources, Inc., junior subordinated, 3.071% 2024[10]	5,225	5,391
DTE Electric Co. 3.95% 2049	6,435	7,445
DTE Energy Co. 3.70% 2023	41,950	44,023
DTE Energy Co. 3.40% 2029	6,850	7,186
DTE Energy Co., Series C, 2.529% 2024[9]	4,475	4,493
Duke Energy Carolinas, Inc. 3.20% 2049	2,237	2,257
Duke Energy Carolinas, LLC 2.45% 2029	13,675	13,820
Duke Energy Corp. 3.95% 2023	985	1,047
Duke Energy Corp. 3.75% 2024	2,490	2,648
Duke Energy Corp. 3.40% 2029	9,975	10,581
Duke Energy Indiana, Inc. 3.25% 2049	1,625	1,641
Duke Energy Progress, LLC 3.70% 2028	5,900	6,506
Edison International 5.75% 2027	5,642	6,135
Edison International 4.125% 2028	1,808	1,800
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	20,554	23,143
Emera US Finance LP 2.70% 2021	2,885	2,911
Enel Finance International SA 3.50% 2028[4]	4,981	5,135
Entergy Corp. 4.00% 2022	4,435	4,641
Capital Income Builder — Page 17 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 2.95% 2026	$7,750	$7,956
Entergy Louisiana, LLC 4.20% 2048	7,950	9,308
Eversource Energy 2.375% 2022	1,410	1,426
Eversource Energy 2.75% 2022	528	537
Eversource Energy 2.80% 2023	1,870	1,901
Eversource Energy 3.80% 2023	15,000	15,900
Eversource Energy 3.30% 2028	10,000	10,374
Exelon Corp. 3.95% 2025	635	688
Exelon Corp. 3.40% 2026	1,570	1,653
Exelon Corp. 4.45% 2046	10,115	11,489
Exelon Corp., junior subordinated, 3.497% 2022[10]	12,000	12,353
FirstEnergy Corp. 3.90% 2027	41,635	44,845
FirstEnergy Corp. 3.50% 2028[4]	8,725	9,182
FirstEnergy Corp., Series B, 4.25% 2023	2,000	2,121
Florida Power & Light Co. 3.15% 2049	7,475	7,648
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,079
Jersey Central Power & Light Co. 4.30% 2026[4]	1,935	2,119
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	777
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,610
Northern States Power Co. 3.60% 2046	2,800	3,025
Northern States Power Co. 2.90% 2050	5,985	5,826
Pacific Gas and Electric Co. 3.25% 2023[11]	16,490	15,459
Pacific Gas and Electric Co. 3.85% 2023[11]	3,437	3,257
Pacific Gas and Electric Co. 4.25% 2023[4,11]	2,757	2,619
Pacific Gas and Electric Co. 3.40% 2024[11]	3,665	3,482
Pacific Gas and Electric Co. 3.75% 2024[11]	1,457	1,384
Pacific Gas and Electric Co. 3.50% 2025[11]	1,285	1,224
Pacific Gas and Electric Co. 2.95% 2026[11]	10,066	9,412
Pacific Gas and Electric Co. 3.30% 2027[11]	1,749	1,644
Pacific Gas and Electric Co. 3.30% 2027[11]	738	697
Pacific Gas and Electric Co. 4.65% 2028[4,11]	2,500	2,425
Pacific Gas and Electric Co. 6.05% 2034[11]	1,100	1,108
Pacific Gas and Electric Co. 3.75% 2042[11]	430	393
Pacific Gas and Electric Co. 4.00% 2046[11]	3,500	3,203
Pennsylvania Electric Co. 3.25% 2028[4]	6,000	6,229
Progress Energy, Inc. 7.00% 2031	4,000	5,531
Progress Energy, Inc. 7.75% 2031	2,500	3,577
Public Service Co. of Colorado 3.80% 2047	685	777
Public Service Co. of Colorado 3.20% 2050	4,875	5,010
Public Service Electric and Gas Co. 3.20% 2029	9,000	9,566
Public Service Electric and Gas Co. 3.85% 2049	4,098	4,666
Public Service Enterprise Group Inc. 3.20% 2049	4,750	4,911
Puget Energy, Inc. 6.50% 2020	2,058	2,156
Puget Energy, Inc. 5.625% 2022	6,525	7,006
Puget Energy, Inc. 3.65% 2025	8,500	8,852
SCANA Corp. 4.75% 2021	3,781	3,880
SCANA Corp. 4.125% 2022	8,757	9,042
South Carolina Electric & Gas Co. 5.45% 2041	1,221	1,594
Southern California Edison Co. 1.845% 2022	5,509	5,415
Southern California Edison Co. 2.85% 2029	6,225	6,252
Southern California Edison Co. 4.20% 2029	7,100	7,856
Southern California Edison Co. 4.05% 2042	3,333	3,465
Southern California Edison Co. 4.00% 2047	7,667	8,066
Southern California Edison Co. 4.125% 2048	7,997	8,555
Capital Income Builder — Page 18 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.875% 2049	$1,625	$1,930
Southern California Edison Co., Series C, 3.60% 2045	3,830	3,740
Talen Energy Corp. 7.25% 2027[4]	2,290	2,296
Tampa Electric Co. 2.60% 2022	1,200	1,216
Teco Finance, Inc. 5.15% 2020	5,775	5,837
Virginia Electric and Power Co. 3.45% 2024	1,860	1,961
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,381
Virginia Electric and Power Co., Series B, 3.80% 2047	925	1,018
Xcel Energy Inc. 4.70% 2020	18	18
Xcel Energy Inc. 3.30% 2025	5,850	6,140
Xcel Energy Inc. 6.50% 2036	3,000	4,086
		594,209
Consumer discretionary 0.48%
Adient US LLC 7.00% 2026[4]	785	829
Amazon.com, Inc. 2.80% 2024	91,000	94,710
Amazon.com, Inc. 3.875% 2037	5,114	5,820
Bayerische Motoren Werke AG 3.15% 2024[4]	14,205	14,720
BMW Finance NV 2.25% 2022[4]	6,500	6,528
Burger King Corp. 3.875% 2028[4]	5,000	5,039
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	2,500	2,530
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	19,750	20,759
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	6,750	6,999
Extended Stay America Inc. 4.625% 2027[4]	1,783	1,792
Ford Motor Credit Co. 2.597% 2019	810	810
Ford Motor Credit Co. 3.664% 2024	5,000	4,950
General Motors Co. 4.35% 2025	11,555	12,144
General Motors Co. 5.40% 2048	10,000	10,161
General Motors Co. 5.95% 2049	5,873	6,417
General Motors Financial Co. 3.70% 2020	15,890	16,116
General Motors Financial Co. 4.375% 2021	1,000	1,035
General Motors Financial Co. 3.45% 2022	20,390	20,793
General Motors Financial Co. 4.30% 2025	10,000	10,449
Home Depot, Inc. 2.95% 2029	8,835	9,332
Hyundai Capital America 3.10% 2022[4]	26,390	26,707
International Game Technology 6.25% 2027[4]	5,000	5,581
Las Vegas Sands Corp. 3.90% 2029	3,175	3,275
Lennar Corp. 8.375% 2021	5,000	5,350
Limited Brands, Inc. 5.25% 2028	2,500	2,325
Lowe’s Companies, Inc. 4.05% 2047	4	4
Lowe’s Companies, Inc. 4.55% 2049	11,919	13,669
McDonald’s Corp. 2.625% 2022	1,035	1,053
McDonald’s Corp. 3.35% 2023	7,718	8,067
McDonald’s Corp. 3.70% 2026	7,015	7,584
McDonald’s Corp. 4.875% 2045	2,100	2,552
McDonald’s Corp. 4.45% 2047	3,000	3,467
MGM Resorts International 5.50% 2027	4,185	4,614
Morongo Band of Mission Indians 7.00% 2039[4]	5,000	5,774
NIKE, Inc. 3.875% 2045	7,145	8,180
Nissan Motor Co., Ltd. 2.60% 2022[4]	29,255	29,403
PetSmart, Inc. 7.125% 2023[4]	7,100	6,603
PetSmart, Inc. 5.875% 2025[4]	5,645	5,589
S.A.C.I. Falabella 3.75% 2027[4]	4,560	4,664
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,700	5,899
Capital Income Builder — Page 19 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China Ltd. 4.60% 2023	$11,279	$11,955
Sands China Ltd. 5.40% 2028	20,150	22,848
Starbucks Corp. 3.10% 2023	28,233	29,242
Starbucks Corp. 4.30% 2045	875	975
Starbucks Corp. 4.50% 2048	9,329	10,812
Volkswagen Group of America Finance, LLC 2.40% 2020[4]	4,070	4,077
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	6,765	7,013
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	11,930	12,792
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	7,692	7,805
William Carter Co. 5.625% 2027[4]	990	1,059
		510,871
Industrials 0.27%
3M Co. 2.25% 2023	3,500	3,541
3M Co. 3.25% 2024	6,359	6,689
Airbus Group SE 2.70% 2023[4]	4,445	4,549
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	249	261
ARAMARK Corp. 5.00% 2028[4]	2,000	2,097
Ashtead Group PLC 4.00% 2028[4]	4,613	4,642
Ashtead Group PLC 4.25% 2029[4]	1,665	1,688
Avolon Holdings Funding Ltd. 3.95% 2024[4]	14,661	15,239
Avolon Holdings Funding Ltd. 4.375% 2026[4]	6,285	6,657
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[10]	6,700	7,481
Boeing Co. 3.10% 2026	11,825	12,362
Boeing Co. 3.20% 2029	2,183	2,288
Boeing Co. 2.95% 2030	10,334	10,585
Boeing Co. 3.60% 2034	5,000	5,440
Boeing Co. 3.90% 2049	11,689	12,730
Burlington Northern Santa Fe LLC 3.55% 2050	5,037	5,347
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022	1,407	1,456
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022	1,966	2,017
CSX Corp. 2.40% 2030	16,815	16,497
CSX Corp. 4.50% 2049	6,729	7,936
General Electric Capital Corp. 2.342% 2020	5,984	5,982
General Electric Capital Corp. 3.373% 2025	9,500	9,794
Harris Corp. 2.70% 2020	1,530	1,533
Harris Corp. 3.832% 2025	410	440
Honeywell International Inc. 2.30% 2024	7,155	7,296
Lima Metro Line 2 Finance Ltd. 4.35% 2036[4]	3,610	3,845
Norfolk Southern Corp. 2.55% 2029	3,485	3,504
Norfolk Southern Corp. 3.40% 2049	2,406	2,413
NXP BV and NXP Funding LLC 4.125% 2021[4]	1,250	1,285
Parker-Hannifin Corp. 3.25% 2029	5,235	5,503
Republic Services, Inc. 2.50% 2024	15,000	15,269
Roper Technologies, Inc. 2.80% 2021	690	701
Siemens AG 2.90% 2022[4]	9,000	9,225
Thomson Reuters Corp. 4.30% 2023	1,245	1,340
Thomson Reuters Corp. 5.65% 2043	1,190	1,429
TransDigm Inc. 6.00% 2022	5,459	5,559
TransDigm Inc. 6.25% 2026[4]	28,190	30,269
Union Pacific Corp. 3.15% 2024	4,500	4,709
Union Pacific Corp. 3.70% 2029	6,065	6,632
Union Pacific Corp. 4.30% 2049	9,501	11,055
Union Pacific Corp. 3.95% 2059	4,500	4,748
Capital Income Builder — Page 20 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 2.30% 2022	$1,185	$1,196
United Technologies Corp. 3.125% 2027	12,375	13,036
Waste Management, Inc. 3.45% 2029	5,640	6,102
Waste Management, Inc. 4.15% 2049	2,066	2,387
Westinghouse Air Brake Technologies Corp. 4.40% 2024[10]	1,332	1,422
		286,176
Information technology 0.23%
Broadcom Inc. 4.75% 2029[4]	35,709	37,861
Broadcom Ltd. 3.00% 2022	21,750	22,045
Broadcom Ltd. 3.625% 2024	6,875	7,088
Broadcom Ltd. 3.875% 2027	28,131	28,446
Broadcom Ltd. 3.50% 2028	12,031	11,782
CDK Global Inc. 5.25% 2029[4]	1,885	2,004
CommScope Finance LLC, 5.50% 2024[4]	2,835	2,887
Fiserv, Inc. 3.50% 2029	22,552	23,821
Fiserv, Inc. 4.40% 2049	8,946	10,053
Global Payments Inc. 2.65% 2025	5,500	5,581
Global Payments Inc. 3.20% 2029	9,108	9,326
Global Payments Inc. 4.15% 2049	3,122	3,273
International Business Machines Corp. 3.00% 2024	13,000	13,509
Microsoft Corp. 1.55% 2021	13,755	13,729
Microsoft Corp. 2.875% 2024	5,150	5,373
Microsoft Corp. 3.125% 2025	3,250	3,462
Microsoft Corp. 3.30% 2027	16,886	18,294
Microsoft Corp. 3.70% 2046	900	1,026
PayPal Holdings, Inc. 2.40% 2024	10,000	10,096
PayPal Holdings, Inc. 2.65% 2026	5,910	5,991
PayPal Holdings, Inc. 2.85% 2029	9,204	9,252
		244,899
Materials 0.23%
ArcelorMittal 3.60% 2024	15,115	15,505
ArcelorMittal 4.55% 2026	10,000	10,572
Ball Corp. 4.375% 2020	1,225	1,250
Braskem SA 4.50% 2030[4]	9,790	9,717
Consolidated Energy Finance SA 6.50% 2026[4]	3,060	2,960
Cydsa, S.A.B. de C.V. 6.25% 2027	5,000	5,175
Dow Chemical Co. 3.625% 2026[4]	4,265	4,477
Dow Chemical Co. 5.55% 2048[4]	2,500	3,059
Dow Chemical Co. 4.80% 2049[4]	10,476	11,660
DowDuPont Inc. 5.419% 2048	5,350	6,652
Ecolab Inc. 4.35% 2021	1,224	1,287
First Quantum Minerals Ltd. 7.00% 2021[4]	4,072	4,100
First Quantum Minerals Ltd. 7.25% 2022[4]	87,125	87,669
Freeport-McMoRan Inc. 5.45% 2043	3,525	3,296
LYB International Finance BV 4.875% 2044	500	552
LyondellBasell Industries NV 6.00% 2021	1,350	1,442
Mineral Resources Ltd. 8.125% 2027[4]	2,775	2,928
Mosaic Co. 4.25% 2023	1,700	1,812
Norbord Inc. 5.75% 2027[4]	1,315	1,364
Nova Chemicals Corp. 5.25% 2027[4]	2,590	2,671
Nutrien Ltd. 5.875% 2036	350	427
Nutrien Ltd. 5.00% 2049	2,300	2,719
Capital Income Builder — Page 21 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
OCI NV 5.25% 2024[4]	$2,855	$2,962
Olin Corp. 5.125% 2027	2,445	2,528
Olin Corp. 5.625% 2029	5,000	5,204
Olin Corp. 5.00% 2030	1,850	1,829
Owens-Illinois, Inc. 5.00% 2022[4]	2,400	2,487
Owens-Illinois, Inc. 6.375% 2025[4]	5,000	5,287
Praxair, Inc. 3.00% 2021	2,500	2,555
Praxair, Inc. 2.20% 2022	1,000	1,007
S.P.C.M. SA 4.875% 2025[4]	9,999	10,374
Sherwin-Williams Co. 2.75% 2022	2,887	2,940
Sherwin-Williams Co. 3.45% 2027	5,851	6,171
Sherwin-Williams Co. 2.95% 2029	4,148	4,194
Sherwin-Williams Co. 4.50% 2047	2,299	2,599
Sherwin-Williams Co. 3.80% 2049	2,840	2,903
Westlake Chemical Corp. 5.00% 2046	1,985	2,145
Westlake Chemical Corp. 4.375% 2047	415	417
		236,896
Real estate 0.19%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,537
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,915
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,538
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,999
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	691
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,970	3,125
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	931
American Campus Communities, Inc. 3.35% 2020	2,200	2,224
American Campus Communities, Inc. 3.75% 2023	10,190	10,643
American Campus Communities, Inc. 4.125% 2024	7,000	7,526
American Campus Communities, Inc. 3.30% 2026	14,802	15,303
American Campus Communities, Inc. 3.625% 2027	3,595	3,789
EPR Properties 3.75% 2029	7,500	7,629
Equinix, Inc. 5.375% 2027	23,650	25,719
Essex Portfolio LP 3.625% 2022	410	425
Essex Portfolio LP 3.25% 2023	7,845	8,076
Essex Portfolio LP 3.875% 2024	2,335	2,484
Gaming and Leisure Properties, Inc. 3.35% 2024	2,917	2,965
Gaming and Leisure Properties, Inc. 5.75% 2028	3,700	4,202
Gaming and Leisure Properties, Inc. 4.00% 2030	5,000	5,082
Hospitality Properties Trust 5.00% 2022	1,000	1,047
Hospitality Properties Trust 4.50% 2023	11,490	11,894
Hospitality Properties Trust 4.50% 2025	1,965	2,006
Hospitality Properties Trust 3.95% 2028	4,150	4,006
Iron Mountain Inc. 5.25% 2028[4]	1,585	1,672
Kimco Realty Corp. 3.40% 2022	2,470	2,558
Kimco Realty Corp. 3.125% 2023	3,175	3,271
Kimco Realty Corp. 3.30% 2025	5,000	5,198
Scentre Group 2.375% 2019[4]	3,950	3,950
Scentre Group 2.375% 2021[4]	4,220	4,236
Scentre Group 3.25% 2025[4]	1,705	1,758
Scentre Group 3.50% 2025[4]	9,000	9,373
WEA Finance LLC 3.25% 2020[4]	10,370	10,480
WEA Finance LLC 3.75% 2024[4]	7,500	7,935
Capital Income Builder — Page 22 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Westfield Corp. Ltd. 3.15% 2022[4]	$2,720	$2,776
Westfield Corp. Ltd. 3.50% 2029[4]	20,350	21,105
		202,068
Total corporate bonds & notes		6,340,328
Mortgage-backed obligations 3.37%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,9,13]	17,711	18,179
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.90% 2034[9,13]	342	323
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[13]	195	224
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[13]	103	117
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[13]	150	163
Fannie Mae 6.50% 2037[13]	136	143
Fannie Mae 7.00% 2037[13]	207	235
Fannie Mae 7.50% 2037[13]	300	340
Fannie Mae 7.00% 2047[13]	58	65
Fannie Mae Pool #745393 4.50% 2020[13]	1	1
Fannie Mae Pool #936484 6.00% 2021[13]	139	143
Fannie Mae Pool #AU9376 3.50% 2023[13]	51	53
Fannie Mae Pool #AA8755 4.50% 2024[13]	2,511	2,617
Fannie Mae Pool #AA8211 4.50% 2024[13]	586	611
Fannie Mae Pool #930337 6.00% 2024[13]	8	9
Fannie Mae Pool #MA2200 3.50% 2025[13]	42	43
Fannie Mae Pool #AX9959 3.50% 2029[13]	617	642
Fannie Mae Pool #BA2999 3.50% 2030[13]	570	591
Fannie Mae Pool #CA1299 3.50% 2033[13]	227	238
Fannie Mae Pool #683351 5.50% 2033[13]	175	194
Fannie Mae Pool #MA3764 2.50% 2034[13]	86,228	87,190
Fannie Mae Pool #MA3827 2.50% 2034[13]	9,724	9,832
Fannie Mae Pool #902164 6.00% 2036[13]	2,495	2,857
Fannie Mae Pool #903076 6.00% 2036[13]	2,450	2,816
Fannie Mae Pool #887695 6.00% 2036[13]	1,971	2,267
Fannie Mae Pool #902503 6.00% 2036[13]	1,198	1,357
Fannie Mae Pool #894308 6.00% 2036[13]	516	576
Fannie Mae Pool #AD0249 5.50% 2037[13]	223	249
Fannie Mae Pool #256960 6.50% 2037[13]	770	885
Fannie Mae Pool #256845 6.50% 2037[13]	132	148
Fannie Mae Pool #963269 5.50% 2038[13]	1,842	2,070
Fannie Mae Pool #963454 5.50% 2038[13]	1,691	1,900
Fannie Mae Pool #963796 5.50% 2038[13]	676	760
Fannie Mae Pool #963341 5.50% 2038[13]	444	498
Fannie Mae Pool #970772 5.50% 2038[13]	171	191
Fannie Mae Pool #929964 6.00% 2038[13]	1,028	1,182
Fannie Mae Pool #257137 7.00% 2038[13]	41	48
Fannie Mae Pool #AE0392 5.50% 2039[13]	143	161
Fannie Mae Pool #AE8073 4.00% 2040[13]	468	501
Fannie Mae Pool #AL0152 6.00% 2040[13]	6,986	8,035
Fannie Mae Pool #AB4050 4.00% 2041[13]	774	829
Fannie Mae Pool #AJ4189 4.00% 2041[13]	493	529
Fannie Mae Pool #AJ4154 4.00% 2041[13]	452	485
Fannie Mae Pool #AJ0257 4.00% 2041[13]	192	206
Fannie Mae Pool #AL1571 5.00% 2041[13]	7,617	8,397
Fannie Mae Pool #AL0913 6.00% 2041[13]	4,961	5,712
Fannie Mae Pool #AO6721 4.00% 2042[13]	19,187	20,484
Capital Income Builder — Page 23 of 31

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ9165 4.00% 2042[13]	$11,394	$12,184
Fannie Mae Pool #AL2745 4.00% 2042[13]	3,828	4,104
Fannie Mae Pool #890445 4.00% 2042[13]	2,695	2,881
Fannie Mae Pool #AO1820 4.00% 2042[13]	1,922	2,055
Fannie Mae Pool #890407 4.00% 2042[13]	1,250	1,339
Fannie Mae Pool #AS0831 4.50% 2043[13]	2,944	3,166
Fannie Mae Pool #AX2782 4.00% 2044[13]	9,132	9,719
Fannie Mae Pool #AW4026 4.00% 2044[13]	5,855	6,232
Fannie Mae Pool #AW4156 4.00% 2044[13]	5,417	5,766
Fannie Mae Pool #AY1313 4.00% 2045[13]	13,160	14,008
Fannie Mae Pool #AL8522 3.50% 2046[13]	2,112	2,230
Fannie Mae Pool #AS7759 4.00% 2046[13]	36,627	38,986
Fannie Mae Pool #AS7939 4.00% 2046[13]	23,564	25,082
Fannie Mae Pool #AS6840 4.00% 2046[13]	17,817	18,963
Fannie Mae Pool #AS7760 4.00% 2046[13]	16,631	17,689
Fannie Mae Pool #AS7598 4.00% 2046[13]	15,734	16,748
Fannie Mae Pool #BC4712 4.00% 2046[13]	13,129	13,941
Fannie Mae Pool #BC4801 4.00% 2046[13]	9,408	9,990
Fannie Mae Pool #AL9190 4.00% 2046[13]	5,921	6,288
Fannie Mae Pool #BC8719 4.00% 2046[13]	5,802	6,176
Fannie Mae Pool #BD1967 4.00% 2046[13]	4,230	4,502
Fannie Mae Pool #BC8720 4.00% 2046[13]	4,190	4,450
Fannie Mae Pool #BD5477 4.00% 2046[13]	169	178
Fannie Mae Pool #MA2691 4.50% 2046[13]	3,124	3,320
Fannie Mae Pool #MA3149 4.00% 2047[13]	89,121	93,542
Fannie Mae Pool #MA3183 4.00% 2047[13]	31,081	32,634
Fannie Mae Pool #MA3058 4.00% 2047[13]	15,670	16,378
Fannie Mae Pool #AS9313 4.00% 2047[13]	13,696	14,634
Fannie Mae Pool #BJ1668 4.00% 2047[13]	9,209	9,676
Fannie Mae Pool #BH2491 4.00% 2047[13]	6,361	6,744
Fannie Mae Pool #BE3229 4.00% 2047[13]	5,313	5,640
Fannie Mae Pool #MA3211 4.00% 2047[13]	2,497	2,617
Fannie Mae Pool #AS9454 4.00% 2047[13]	152	160
Fannie Mae Pool #BD7165 4.00% 2047[13]	128	134
Fannie Mae Pool #MA2907 4.00% 2047[13]	111	116
Fannie Mae Pool #CA0243 4.50% 2047[13]	68,603	72,468
Fannie Mae Pool #CA0623 4.50% 2047[13]	53,613	56,568
Fannie Mae Pool #BM4187 4.50% 2047[13]	43,382	46,996
Fannie Mae Pool #MA3276 3.50% 2048[13]	5,762	5,963
Fannie Mae Pool #MA3495 4.00% 2048[13]	22,762	23,655
Fannie Mae Pool #MA3536 4.00% 2048[13]	20,614	21,400
Fannie Mae Pool #MA3467 4.00% 2048[13]	19,009	19,761
Fannie Mae Pool #FM1437 4.00% 2048[13]	960	1,001
Fannie Mae Pool #MA3384 4.00% 2048[13]	766	800
Fannie Mae Pool #BK0920 4.00% 2048[13]	387	403
Fannie Mae Pool #MA3521 4.00% 2048[13]	264	275
Fannie Mae Pool #MA3443 4.00% 2048[13]	103	107
Fannie Mae Pool #MA3357 4.00% 2048[13]	23	25
Fannie Mae Pool #CA2204 4.50% 2048[13]	60,801	64,212
Fannie Mae Pool #CA1952 4.50% 2048[13]	59,259	62,570
Fannie Mae Pool #BJ2751 4.50% 2048[13]	52,012	54,918
Fannie Mae Pool #BK4872 4.50% 2048[13]	14,727	15,518
Fannie Mae Pool #MA3496 4.50% 2048[13]	4,867	5,134
Fannie Mae Pool #BN4047 4.50% 2048[13]	1,701	1,790
Fannie Mae Pool #MA3803 3.50% 2049[13]	64,718	66,589
Capital Income Builder — Page 24 of 31

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3775 3.50% 2049[13]	$54	$55
Fannie Mae Pool #CA3084 4.00% 2049[13]	76,015	78,863
Fannie Mae Pool #MA3776 4.00% 2049[13]	2,144	2,232
Fannie Mae Pool #MA3804 4.00% 2049[13]	293	305
Fannie Mae Pool #BO2188 4.00% 2049[13]	285	296
Fannie Mae Pool #FM1389 4.50% 2049[13]	33,170	34,839
Fannie Mae Pool #MA3639 4.50% 2049[13]	25,394	26,695
Fannie Mae Pool #BN6006 4.50% 2049[13]	7,778	8,213
Fannie Mae Pool #CA3228 4.50% 2049[13]	409	430
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[13]	419	455
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.103% 2036[9,13]	1,128	1,125
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[13]	52	59
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[13]	57	68
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[9,13]	2,890	3,054
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[13]	1,223	1,096
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[13]	778	712
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[13]	265	240
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[13]	151	138
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,13]	16,679	17,892
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,9,13]	24,914	25,665
Freddie Mac 5.50% 2023[13]	347	360
Freddie Mac 3.50% 2025[13]	29	30
Freddie Mac 3.50% 2026[13]	1,114	1,154
Freddie Mac 3.50% 2026[13]	813	843
Freddie Mac 3.50% 2033[13]	1,498	1,557
Freddie Mac 3.50% 2033[13]	243	252
Freddie Mac 3.50% 2034[13]	23,476	24,330
Freddie Mac 3.50% 2034[13]	15,327	15,884
Freddie Mac 3.50% 2034[13]	967	1,002
Freddie Mac 3.50% 2034[13]	557	577
Freddie Mac 5.00% 2038[13]	1,037	1,146
Freddie Mac 5.50% 2038[13]	1,885	2,121
Freddie Mac 5.00% 2039[13]	7,784	8,607
Freddie Mac 4.00% 2040[13]	1,242	1,330
Freddie Mac 6.00% 2040[13]	75	87
Freddie Mac 4.50% 2041[13]	13,386	14,523
Freddie Mac 4.50% 2041[13]	475	515
Freddie Mac 5.00% 2041[13]	219	234
Freddie Mac 5.50% 2041[13]	3,518	3,958
Freddie Mac 4.00% 2042[13]	11,585	12,406
Freddie Mac 4.50% 2043[13]	1,058	1,122
Freddie Mac 3.50% 2045[13]	31,215	33,257
Freddie Mac 3.50% 2046[13]	336	343
Freddie Mac 4.00% 2046[13]	24,416	25,941
Freddie Mac 4.00% 2046[13]	12,791	13,589
Freddie Mac 4.00% 2046[13]	12,624	13,412
Freddie Mac 4.00% 2046[13]	3,239	3,442
Freddie Mac 3.50% 2047[13]	88,889	92,373
Freddie Mac 3.50% 2047[13]	21,136	21,855
Freddie Mac 3.50% 2047[13]	9,398	9,743
Freddie Mac 3.50% 2047[13]	6,639	6,887
Freddie Mac 4.00% 2047[13]	78,988	83,235
Freddie Mac 4.50% 2047[13]	1,475	1,555
Freddie Mac 4.50% 2047[13]	908	959
Freddie Mac 6.50% 2047[13]	328	353
Capital Income Builder — Page 25 of 31

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2048[13]	$2,550	$2,647
Freddie Mac 4.50% 2048[13]	64,896	68,625
Freddie Mac 4.00% 2049[13]	7,212	7,483
Freddie Mac Pool #G14978 3.50% 2024[13]	205	213
Freddie Mac Pool #SB8015 2.50% 2034[13]	202,366	204,624
Freddie Mac Pool #760014 3.486% 2045[9,13]	2,907	2,978
Freddie Mac Pool #G60279 4.00% 2045[13]	15,058	15,949
Freddie Mac Pool #ZT1545 4.00% 2048[13]	6,082	6,317
Freddie Mac Pool #ZT1546 4.50% 2048[13]	4,305	4,525
Freddie Mac Pool #SD7507 3.00% 2049[13]	33,214	34,210
Freddie Mac Pool #ZT1595 4.50% 2049[13]	20,057	21,097
Freddie Mac Pool #ZT1711 4.50% 2049[13]	637	669
Freddie Mac, Series 2890, Class KT, 4.50% 2019[13]	—[14]	—[14]
Freddie Mac, Series 2642, Class BL, 3.50% 2023[13]	12	12
Freddie Mac, Series 2122, Class QM, 6.25% 2029[13]	1,106	1,204
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[13]	8,590	8,714
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[13]	18,009	18,201
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[13]	10,110	10,215
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[13]	41,420	41,899
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[13]	5,965	6,073
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[13]	11,565	11,756
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[13]	3,717	3,771
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[13]	9,380	9,769
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[13]	10,000	10,573
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[13]	28,910	30,417
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[13]	41,090	42,769
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[13]	15,000	16,059
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[13]	3,500	3,638
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[13]	4,360	4,668
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[9,13]	14,250	15,332
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[13]	4,810	5,178
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[9,13]	4,390	4,722
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[13]	2,350	2,538
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[9,13]	6,990	7,578
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[13]	380	362
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[13]	1,422	1,308
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[13]	831	739
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[13]	527	479
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[13]	424	395
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[13]	307	281
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[13]	193	178
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[13]	17,920	18,332
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[13]	17,254	17,701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.00% 2057[9,13]	8,824	9,120
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[13]	13,914	14,661
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[13]	5,537	5,832
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[13]	34,846	37,248
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[13]	1,277	1,327
Government National Mortgage Assn. 4.50% 2037[13]	1,335	1,436
Government National Mortgage Assn. 6.00% 2039[13]	1,789	2,029
Government National Mortgage Assn. 6.50% 2039[13]	231	258
Government National Mortgage Assn. 3.50% 2040[13]	235	248
Government National Mortgage Assn. 5.00% 2040[13]	1,952	2,072
Government National Mortgage Assn. 5.50% 2040[13]	2,473	2,767
Capital Income Builder — Page 26 of 31

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2041[13]	$2,069	$2,188
Government National Mortgage Assn. 5.00% 2041[13]	2,421	2,569
Government National Mortgage Assn. 6.50% 2041[13]	1,022	1,140
Government National Mortgage Assn. 4.50% 2045[13]	31,942	34,178
Government National Mortgage Assn. 4.50% 2045[13]	4,223	4,522
Government National Mortgage Assn. 4.50% 2045[13]	2,997	3,215
Government National Mortgage Assn. 3.50% 2048[13]	20,533	21,322
Government National Mortgage Assn. 5.00% 2048[13]	710	754
Government National Mortgage Assn. 3.50% 2049[13,15]	36,386	37,720
Government National Mortgage Assn. 3.50% 2049[13,15]	3,910	4,058
Government National Mortgage Assn. 4.50% 2049[13]	4,639	4,863
Government National Mortgage Assn. 5.00% 2049[13,15]	97,701	103,056
Government National Mortgage Assn. 5.00% 2049	10	10
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[13]	2,565	2,722
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[13]	103,393	108,443
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[13]	48,577	50,922
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[13]	21,511	22,649
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[13]	7,159	7,530
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[13]	58,149	61,761
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[13]	48,642	51,474
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[13]	15,939	16,925
Government National Mortgage Assn. Pool #MA6157 5.00% 2049[13]	5,843	6,216
Government National Mortgage Assn. Pool #773426 4.289% 2061[13]	8	9
Government National Mortgage Assn. Pool #756728 4.14% 2062[13]	554	555
Government National Mortgage Assn. Pool #766524 4.409% 2062[13]	197	198
Government National Mortgage Assn. Pool #795485 4.649% 2062[13]	210	216
Government National Mortgage Assn. Pool #AG8193 4.978% 2064[13]	28	29
Government National Mortgage Assn. Pool #AG8088 4.984% 2064[13]	23	23
Government National Mortgage Assn. Pool #AG8117 4.986% 2064[13]	34	35
Government National Mortgage Assn. Pool #AG8207 4.985% 2064[13]	23	24
Government National Mortgage Assn. Pool #AG8244 4.984% 2065[13]	23	24
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[13]	1,072	967
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[13]	792	752
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.168% 2046[9,13]	342	307
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,9,13]	5,167	5,202
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,9,13]	4,771	4,816
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,9,13]	88	90
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,9,13]	6,981	7,146
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[4,9,13]	12,666	12,813
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.423% 2057[4,9,13]	3,089	3,089
Uniform Mortgage-Backed Security 3.00% 2034[13,15]	392,000	401,287
Uniform Mortgage-Backed Security 3.50% 2034[13,15]	12,996	13,463
Uniform Mortgage-Backed Security 3.00% 2049[13,15]	66,786	67,871
Uniform Mortgage-Backed Security 3.50% 2049[13,15]	17,000	17,459
Uniform Mortgage-Backed Security 4.00% 2049[13,15]	2,417	2,508
Uniform Mortgage-Backed Security 4.50% 2049[13,15]	3,830	4,028
		3,551,279
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Honduras (Republic of) 8.75% 2020	4,450	4,734
Japan Bank for International Cooperation 2.125% 2020	21,400	21,436
Portuguese Republic 5.125% 2024	41,500	47,239
Qatar (State of) 4.50% 2028[4]	7,070	8,095
Qatar (State of) 5.103% 2048[4]	4,800	6,131
Romania 3.50% 2034	€1,770	2,292
Capital Income Builder — Page 27 of 31

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.628% 2027[4]	$5,000	$5,256
Saudi Arabia (Kingdom of) 3.625% 2028[4]	11,435	12,055
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	78,945
		186,183
Asset-backed obligations 0.13%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,13]	$5,000	5,002
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[4,13]	4,010	4,060
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[4,9,13]	906	906
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,13]	295	295
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,13]	1,046	1,048
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[13]	33	33
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 2.111% 2035[9,13]	65	63
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.061% 2036[9,13]	3,299	3,185
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.061% 2037[9,13]	4,117	3,975
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.071% 2037[9,13]	8,838	8,573
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,13]	82	82
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,13]	952	952
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,13]	7,000	7,105
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,13]	22,965	24,060
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,13]	6,770	7,164
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,13]	40,645	42,569
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,13]	3,235	3,224
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[13]	1,960	2,015
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[13]	591	592
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[13]	1,133	1,134
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[4,9,13]	9,604	9,617
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.66% 2026[4,9,13]	8,672	8,673
		134,327
Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 2026	37,230	38,271
Municipals 0.03% Illinois 0.03%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	25,335	27,413
California 0.00%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,920
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,813
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,155
		2,968
Capital Income Builder — Page 28 of 31

Bonds, notes & other debt instruments (continued) Municipals (continued) Washington 0.00%	Principal amount (000)	Value (000)
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	$1,565	$1,609
		35,910
Total bonds, notes & other debt instruments (cost: $26,112,738,000)		27,044,484
Short-term securities 4.07% Money market investments 3.99%	Shares
Capital Group Central Cash Fund 1.92%[16]	42,069,453	4,207,366
Other short-term securities 0.08%	Principal amount (000)
U.S. Treasury Bill 2.05% due 1/9/2020	$80,800	80,565
Total short-term securities (cost: $4,287,029,000)		4,287,931
Total investment securities 99.88% (cost: $93,796,957,000)		105,356,677
Other assets less liabilities 0.12%		123,053
Net assets 100.00%		$105,479,730
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 10/31/2019[18] (000)	Unrealized (depreciation) appreciation at 10/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	32,865	January 2020	$6,573,000	$7,085,745	$(6,492)
5 Year U.S. Treasury Note Futures	Long	17,868	January 2020	1,786,800	2,129,922	(9,143)
10 Year U.S. Treasury Note Futures	Short	2,112	December 2019	(211,200)	(275,187)	3,273
10 Year Ultra U.S. Treasury Note Futures	Short	6,424	December 2019	(642,400)	(912,911)	12,731
20 Year U.S. Treasury Bond Futures	Short	136	December 2019	(13,600)	(21,947)	718
30 Year Ultra U.S. Treasury Bond Futures	Long	2,243	December 2019	224,300	425,609	(9,666)
						$(8,579)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 10/31/2019 (000)
Purchases (000)	Sales (000)
USD423	EUR380	UBS AG	11/27/2019	$(1)
Capital Income Builder — Page 29 of 31

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 10/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 10/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$12,766,000	$645	$253	$392
1.5365%	U.S. EFFR	1/29/2020	10,126,500	285	201	84
1.535%	U.S. EFFR	1/29/2020	10,623,700	277	210	67
1.339%	U.S. EFFR	10/24/2021	384,700	486	41	445
1.355%	U.S. EFFR	10/24/2021	211,500	334	22	312
1.305%	U.S. EFFR	10/25/2021	566,400	336	59	277
1.3065%	U.S. EFFR	10/25/2021	519,700	323	54	269
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	(907)	(5)	(902)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(931)	(6)	(925)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(1,010)	(6)	(1,004)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(5,142)	(26)	(5,116)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(21,713)	(110)	(21,603)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(50,057)	(251)	(49,806)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(21,364)	(110)	(21,254)
U.S. EFFR	2.2325%	4/11/2029	485,000	(39,109)	(472)	(38,637)
U.S. EFFR	1.415%	10/16/2029	120,000	(750)	(11)	(739)
U.S. EFFR	1.387%	10/17/2029	120,000	(433)	(11)	(422)
U.S. EFFR	2.5365%	1/11/2049	78,000	(18,339)	242	(18,581)
U.S. EFFR	1.979%	7/9/2049	77,000	(7,978)	237	(8,215)
					$311	$(165,358)
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $176,430,000, which represented .17% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,470,808,000, which represented 1.39% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $128,811,000, which represented .12% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $239,000, which represented less than .01% of the net assets of the fund.
[9]	Coupon rate may change periodically.
[10]	Step bond; coupon rate may change at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[14]	Amount less than one thousand.
[15]	Purchased on a TBA basis.
[16]	Rate represents the seven-day yield at 10/31/2019.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Capital Income Builder — Page 30 of 31

Key to abbreviations and symbols
ADR = American Depositary Receipts	HKD = Hong Kong dollars
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	Ref. = Refunding
CLO = Collateralized Loan Obligations	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
GBP = British pounds
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-012-1219O-S73105	Capital Income Builder — Page 31 of 31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Capital Income Builder (the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

December 11, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Summary investment portfolio October 31, 2019

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	59.76%
United Kingdom	9.89
Eurozone*	8.64
Switzerland	4.05
Canada	4.03
Hong Kong	2.68
Japan	1.71
Taiwan	1.31
Singapore	1.11
Other countries	2.63
Short-term securities & other assets less liabilities	4.19
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 69.20%	Shares	Value (000)
Financials 10.18%
Zurich Insurance Group AG	4,221,959	$1,649,838
CME Group Inc., Class A	5,380,289	1,106,994
JPMorgan Chase & Co.	8,619,600	1,076,760
DBS Group Holdings Ltd.	33,121,782	633,001
Toronto-Dominion Bank (CAD denominated)	8,708,600	497,285
Other securities		5,775,954
		10,739,832

Health care 9.13%
AbbVie Inc.	28,683,500	2,281,772
Amgen Inc.	8,234,680	1,756,046
Novartis AG	19,406,507	1,693,569
GlaxoSmithKline PLC	52,768,700	1,208,908
Gilead Sciences, Inc.	14,242,380	907,382
AstraZeneca PLC	4,739,848	460,543
AstraZeneca PLC (ADR)	2,841,600	139,324
Other securities		1,179,907
		9,627,451

Consumer staples 8.34%
Coca-Cola Co.	35,725,700	1,944,550
Philip Morris International Inc.	18,525,800	1,508,741
British American Tobacco PLC	27,869,811	975,453
British American Tobacco PLC (ADR)	7,866,157	275,001
Altria Group, Inc.	20,109,600	900,709
Nestlé SA	6,421,432	685,560
Imperial Brands PLC	26,451,353	579,880
Other securities		1,922,305
		8,792,199

Information technology 7.45%
Broadcom Inc.	6,756,600	1,978,670
Microsoft Corp.	11,901,540	1,706,324
Intel Corp.	22,971,350	1,298,570
Taiwan Semiconductor Manufacturing Co., Ltd.	108,197,799	1,060,989
Other securities		1,812,781
		7,857,334

8	Capital Income Builder

	Shares	Value (000)
Utilities 6.59%
E.ON SE1	142,015,200	$1,431,366
Dominion Energy, Inc.	15,039,656	1,241,524
American Electric Power Co., Inc.	7,763,000	732,750
Naturgy Energy Group, SA	23,971,066	652,600
Other securities		2,894,888
		6,953,128

Energy 6.37%
Royal Dutch Shell PLC, Class B	50,267,755	1,444,236
Royal Dutch Shell PLC, Class A (GBP denominated)	14,090,305	407,565
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	84,188
Exxon Mobil Corp.	18,074,050	1,221,264
Enbridge Inc. (CAD denominated)	18,430,641	671,261
BP PLC	88,789,926	562,764
TOTAL SA	10,395,018	546,463
Other securities		1,786,123
		6,723,864

Real estate 5.90%
Crown Castle International Corp. REIT	11,153,338	1,547,972
Simon Property Group, Inc. REIT	4,519,500	680,998
Link Real Estate Investment Trust REIT	53,786,500	586,535
Sun Hung Kai Properties Ltd.	31,647,707	480,211
Other securities		2,931,241
		6,226,957

Industrials 5.21%
Lockheed Martin Corp.	2,536,390	955,407
Boeing Co.	2,124,800	722,241
VINCI SA	5,044,780	566,020
United Parcel Service, Inc., Class B	4,881,000	562,145
Other securities		2,685,064
		5,490,877

Communication services 4.41%
Verizon Communications Inc.	16,371,536	989,987
Vodafone Group PLC	302,068,844	615,882
Nippon Telegraph and Telephone Corp.	10,318,100	513,660
BCE Inc. (CAD denominated)	10,694,000	507,297
Other securities		2,022,031
		4,648,857

Consumer discretionary 3.20%
Las Vegas Sands Corp.	17,608,300	1,088,897
Other securities		2,287,938
		3,376,835

Materials 2.42%
Rio Tinto PLC	11,716,000	609,177
Other securities		1,948,226
		2,557,403

Total common stocks (cost: $62,438,246,000)		72,994,737

Preferred securities 0.07%
Other 0.07%
Other securities		76,093

Total preferred securities (cost: $79,149,000)		76,093

Rights & warrants 0.00%
Energy 0.00%
Other securities		15

Total rights & warrants (cost: $28,000)		15

Capital Income Builder	9

Convertible stocks 0.90%	Shares	Value (000)
Utilities 0.44%
Dominion Energy, Inc., Series A units, 7.25% convertible preferred 2022	897,800	$96,253
Other securities		365,188
		461,441

Information technology 0.30%
Broadcom Inc., Series A, 8.00% cumulative convertible preferred 2022	299,012	323,836

Real estate 0.11%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	92,767	115,559

Industrials 0.05%
Other securities		52,581

Total convertible stocks (cost: $879,767,000)		953,417

Bonds, notes & other debt instruments 25.64%	Principal amount (000)
U.S. Treasury bonds & notes 15.89%
U.S. Treasury 14.58%
U.S. Treasury 1.75% 2022	$600,000	603,642
U.S. Treasury 1.875% 2022[2]	806,000	813,085
U.S. Treasury 2.00% 2024	655,000	668,997
U.S. Treasury 2.125% 2024	750,000	770,160
U.S. Treasury 2.125% 2024	706,500	726,042
U.S. Treasury 2.25% 2027	482,196	504,420
U.S. Treasury 1.13%–8.75% 2020–2049[2]	10,087,146	11,290,911
		15,377,257

U.S. Treasury inflation-protected securities 1.31%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2023–2049[2,3]	1,322,210	1,380,929

Total U.S. Treasury bonds & notes		16,758,186

Corporate bonds & notes 6.01%
Energy 1.01%
Exxon Mobil Corp. 2.02%–3.10% 2021–2049	36,972	37,301
Shell International Finance BV 1.75%–3.88% 2021–2028	30,870	32,860
Other securities		998,136
		1,068,297

Financials 0.97%
JPMorgan Chase & Co. 2.30%–4.63% 2021–2030[4]	93,654	97,182
JPMorgan Chase & Co., Series I, junior subordinated, 5.406% (3-month USD-LIBOR + 3.47% on 1/30/2020)[4]	24,198	24,380
Other securities		896,660
		1,018,222

Health care 0.86%
AbbVie Inc. 2.30%–4.88% 2020–2048	48,818	50,284
GlaxoSmithKline PLC 2.88%–3.38% 2022–2024	38,450	40,125
Other securities		812,349
		902,758

Consumer staples 0.64%
British American Tobacco PLC 3.22%–4.76% 2024–2049	71,664	71,668
Coca-Cola Co. 1.75% 2024	15,075	15,010
Philip Morris International Inc. 2.00%–3.38% 2020–2029	33,395	34,117
Reynolds American Inc. 3.25%–5.85% 2020–2045	32,582	34,971
Other securities		516,830
		672,596

10	Capital Income Builder

	Principal amount (000)	Value (000)
Utilities 0.56%
Dominion Resources, Inc. 2.00% 2021	$6,570	$6,573
Dominion Resources, Inc., junior subordinated, 3.071% 2024[4]	5,225	5,391
SCANA Corp. 4.13%–4.75% 2021–2022	12,538	12,922
South Carolina Electric & Gas Co. 5.45% 2041	1,221	1,594
Virginia Electric and Power Co. 3.45%–3.80% 2022–2047	4,115	4,360
Other securities		563,369
		594,209

Consumer discretionary 0.48%
Las Vegas Sands Corp. 3.90% 2029	3,175	3,275
Sands China Ltd. 4.60%–5.40% 2023–2028	31,429	34,803
Other securities		472,793
		510,871

Information technology 0.23%
Broadcom Inc. 4.75% 2029[5]	35,709	37,861
Broadcom Ltd. 3.00%–3.88% 2022–2028	68,787	69,361
Microsoft Corp. 1.55%–3.70% 2021–2046	39,941	41,884
Other securities		95,793
		244,899

Other 1.26%
Other securities		1,328,476

Total corporate bonds & notes		6,340,328

Mortgage-backed obligations 3.37%
Federal agency mortgage-backed obligations 3.27%
Fannie Mae 0%–7.50% 2020–2049[6,7]	1,194,733	1,257,390
Other securities		2,197,863
		3,455,253

Other 0.10%
Other securities		96,026

Total mortgage-backed obligations		3,551,279

Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 2026	37,230	38,271

Other 0.34%
Other securities		356,420

Total bonds, notes & other debt instruments (cost: $26,112,738,000)		27,044,484

Short-term securities 4.07%	Shares
Money market investments 3.99%
Capital Group Central Cash Fund 1.92%[8]	42,069,453	4,207,366

	Principal amount (000)
Other short-term securities 0.08%
U.S. Treasury Bill 2.05% 1/9/2020	$80,800	80,565

Total short-term securities (cost: $4,287,029,000)		4,287,931
Total investment securities 99.88% (cost: $93,796,957,000)		105,356,677
Other assets less liabilities 0.12%		123,053

Net assets 100.00%		$105,479,730

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Capital Income Builder	11

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $176,430,000, which represented .17% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $239,000, which represented less than .01% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 10/31/2019[10] (000)	Unrealized (depreciation) appreciation at 10/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	32,865	January 2020	$6,573,000	$7,085,745	$(6,492)
5 Year U.S. Treasury Note Futures	Long	17,868	January 2020	1,786,800	2,129,922	(9,143)
10 Year U.S. Treasury Note Futures	Short	2,112	December 2019	(211,200)	(275,187)	3,273
10 Year Ultra U.S. Treasury Note Futures	Short	6,424	December 2019	(642,400)	(912,911)	12,731
20 Year U.S. Treasury Bond Futures	Short	136	December 2019	(13,600)	(21,947)	718
30 Year Ultra U.S. Treasury Bond Futures	Long	2,243	December 2019	224,300	425,609	(9,666)
						$(8,579)

Forward currency contracts

Contract amount						Unrealized depreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 10/31/2019 (000)
USD	423	EUR	380	UBS AG	11/27/2019	$(1)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 10/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 10/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$12,766,000	$645	$253	$392
1.5365%	U.S. EFFR	1/29/2020	10,126,500	285	201	84
1.535%	U.S. EFFR	1/29/2020	10,623,700	277	210	67
1.339%	U.S. EFFR	10/24/2021	384,700	486	41	445
1.355%	U.S. EFFR	10/24/2021	211,500	334	22	312
1.305%	U.S. EFFR	10/25/2021	566,400	336	59	277
1.3065%	U.S. EFFR	10/25/2021	519,700	323	54	269
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	(907)	(5)	(902)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(931)	(6)	(925)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(1,010)	(6)	(1,004)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(5,142)	(26)	(5,116)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(21,713)	(110)	(21,603)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(50,057)	(251)	(49,806)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(21,364)	(110)	(21,254)
U.S. EFFR	2.2325%	4/11/2029	485,000	(39,109)	(472)	(38,637)
U.S. EFFR	1.415%	10/16/2029	120,000	(750)	(11)	(739)
U.S. EFFR	1.387%	10/17/2029	120,000	(433)	(11)	(422)
U.S. EFFR	2.5365%	1/11/2049	78,000	(18,339)	242	(18,581)
U.S. EFFR	1.979%	7/9/2049	77,000	(7,978)	237	(8,215)
					$311	$(165,358)

12	Capital Income Builder

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Common stocks 2.34%
Consumer staples 0.02%
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000	$—	$3,095	$1,504	$24,696
Information technology 0.17%
VTech Holdings Ltd.	20,089,300	—	—	20,089,300	—	(59,298)	13,460	176,385
Vanguard International Semiconductor Corp.[11]	85,015,695	—	3,533,606	81,482,089	426	24,303	8,388	—
								176,385
Utilities 1.36%
E.ON SE	63,727,000	78,288,200	—	142,015,200	—	9,127	43,423	1,431,366
Energy 0.00%
Whitecap Resources Inc.[11]	22,128,500	—	22,128,500	—	(124,394)	97,702	2,061	—
Real estate 0.27%
TAG Immobilien AG	5,321,373	6,398,528	—	11,719,901	—	13,007	4,465	284,691
American Campus Communities, Inc. REIT[11]	4,872,388	3,000,000	6,000,000	1,872,388	23,490	26,564	(1,394)	—
								284,691
Communication services 0.21%
Euskaltel, SA, non-registered shares	11,611,000	—	—	11,611,000	—	10,682	4,086	108,001
Gannett Co., Inc.	8,547,400	—	—	8,547,400	—	9,830	6,838	92,739
Zegona Communications PLC	7,573,166	6,821,574	—	14,394,740	—	(2,573)	949	17,341
								218,081
Consumer discretionary 0.31%
Six Flags Entertainment Corp.	3,000,000	2,487,000	—	5,487,000	—	(72,948)	17,875	231,497
Dine Brands Global, Inc.	1,095,551	—	—	1,095,551	—	(8,644)	2,958	80,140
AA PLC	35,437,759	—	—	35,437,759	—	(25,098)	907	20,244
Greene King PLC[11]	24,691,512	—	24,691,512	—	4,101	109,131	10,081	—
Leifheit AG, non-registered shares[11]	637,270	—	637,270	—	(4,763)	5,469	—	—
								331,881
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 1.92%[8,11]	—	105,850,308	63,780,855	42,069,453	149	816	71,346	—
Total 2.34%					$(100,991)	$141,165	$186,947	$2,467,100

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $128,811,000, which represented .12% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,470,808,000, which represented 1.39% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Rate represents the seven-day yield at 10/31/2019.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Unaffiliated issuer at 10/31/2019.

Capital Income Builder	13

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

EUR = Euros

GBP = British pounds

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

14	Capital Income Builder

Financial statements

Statement of assets and liabilities
at October 31, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $91,125,854)	$102,889,577
Affiliated issuers (cost: $2,671,103)	2,467,100	$105,356,677
Cash		2,008
Cash denominated in currencies other than U.S. dollars (cost: $10,782)		10,780
Receivables for:
Sales of investments	1,118,068
Sales of fund’s shares	82,295
Dividends and interest	457,983
Variation margin on futures contracts	27,264
Variation margin on swap contracts	4,371
Other	1,790	1,691,771
		107,061,236
Liabilities:
Unrealized depreciation on open forward currency contracts		1
Payables for:
Purchases of investments	1,423,209
Repurchases of fund’s shares	74,362
Investment advisory services	16,385
Services provided by related parties	25,657
Trustees’ deferred compensation	1,731
Variation margin on futures contracts	7,930
Variation margin on swap contracts	26,194
Other	6,037	1,581,505
Net assets at October 31, 2019		$105,479,730

Net assets consist of:
Capital paid in on shares of beneficial interest		$93,388,516
Total distributable earnings		12,091,214
Net assets at October 31, 2019		$105,479,730

See notes to financial statements.

Capital Income Builder	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,701,745 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$65,200,629	1,051,873		$61.99
Class C	3,400,708	54,790		62.07
Class T	10	—	*	62.00
Class F-1	4,013,290	64,751		61.98
Class F-2	11,154,634	180,072		61.95
Class F-3	4,401,235	71,009		61.98
Class 529-A	2,305,540	37,208		61.96
Class 529-C	375,186	6,049		62.02
Class 529-E	82,258	1,327		61.98
Class 529-T	12	—	*	62.00
Class 529-F-1	115,341	1,861		61.97
Class R-1	83,428	1,346		62.00
Class R-2	460,367	7,428		61.98
Class R-2E	49,873	808		61.72
Class R-3	834,744	13,468		61.98
Class R-4	583,263	9,412		61.97
Class R-5E	43,289	699		61.91
Class R-5	326,231	5,261		62.01
Class R-6	12,049,692	194,383		61.99

*	Amount less than one thousand.

See notes to financial statements.

16	Capital Income Builder

Statement of operations
for the year ended October 31, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $118,337; also includes $186,947 from affiliates)	$3,135,151
Interest	776,909	$3,912,060
Fees and expenses*:
Investment advisory services	233,696
Distribution services	229,363
Transfer agent services	81,116
Administrative services	27,154
Reports to shareholders	2,081
Registration statement and prospectus	3,871
Trustees’ compensation	503
Auditing and legal	268
Custodian	4,398
Other	2,199	584,649
Net investment income		3,327,411

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,341,327
Affiliated issuers	(100,991)
Futures contracts	178,242
Forward currency contracts	15,302
Swap contracts	3,436
Currency transactions	(769)	1,436,547
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	5,730,324
Affiliated issuers	141,165
Futures contracts	(3,158)
Forward currency contracts	(5,757)
Swap contracts	(165,394)
Currency translations	4,541	5,701,721
Net realized gain and unrealized appreciation		7,138,268

Net increase in net assets resulting from operations		$10,465,679

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Capital Income Builder	17

Statements of changes in net assets
	(dollars in thousands)

	Year ended October 31,
	2019	2018
Operations:
Net investment income	$3,327,411	$3,385,238
Net realized gain (loss)	1,436,547	(269,494)
Net unrealized appreciation (depreciation)	5,701,721	(6,363,158)
Net increase (decrease) in net assets resulting from operations	10,465,679	(3,247,414)

Distributions paid to shareholders	(3,657,716)	(5,049,369)

Net capital share transactions	(981,900)	377,322

Total increase (decrease) in net assets	5,826,063	(7,919,461)

Net assets:
Beginning of year	99,653,667	107,573,128
End of year	$105,479,730	$99,653,667

See notes to financial statements.

18	Capital Income Builder

Notes to financial statements

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital Income Builder	19

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

20	Capital Income Builder

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2019 (dollars in thousands):

Capital Income Builder	21

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$10,739,832	$—	$—	$10,739,832
Health care	9,627,451	—	—	9,627,451
Consumer staples	8,792,199	—	—	8,792,199
Information technology	7,857,334	—	—	7,857,334
Utilities	6,777,382	175,746	—	6,953,128
Energy	6,723,434	430	—	6,723,864
Real estate	6,226,957	—	—	6,226,957
Industrials	5,490,877	—	—	5,490,877
Communication services	4,648,857	—	—	4,648,857
Consumer discretionary	3,376,835	—	—	3,376,835
Materials	2,557,403	—	—	2,557,403
Preferred securities	67,377	8,716	—	76,093
Rights & warrants	—	—	15	15
Convertible stocks	953,417	—	—	953,417
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	16,758,186	—	16,758,186
Corporate bonds & notes	—	6,340,328	—	6,340,328
Mortgage-backed obligations	—	3,551,279	—	3,551,279
Federal agency bonds & notes	—	38,271	—	38,271
Other bonds & notes	—	356,420	—	356,420
Short-term securities	4,207,366	80,565	—	4,287,931
Total	$78,046,721	$27,309,941	$15	$105,356,677

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$16,722	$—	$—	$16,722
Unrealized appreciation on interest rate swaps	—	1,846	—	1,846
Liabilities:
Unrealized depreciation on futures contracts	(25,301)	—	—	(25,301)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on interest rate swaps	—	(167,204)	—	(167,204)
Total	$(8,579)	$(165,359)	$—	$(173,938)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

22	Capital Income Builder

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of October 31, 2019, the fund’s maximum exposure of unfunded bond commitments was $3,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Capital Income Builder	23

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,587,767,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $281,548,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $6,109,703,000.

24	Capital Income Builder

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the year ended, October 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$16,722	Unrealized depreciation*	$25,301
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	1
Swap	Interest	Unrealized appreciation*	1,846	Unrealized depreciation*	167,204
			$18,568		$192,506

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$178,242	Net unrealized depreciation on futures contracts	$(3,158)
Forward currency	Currency	Net realized gain on forward currency contracts	15,302	Net unrealized depreciation on forward currency contracts	(5,757)
Swap	Interest	Net realized gain on swap contracts	3,436	Net unrealized depreciation on swap contracts	(165,394)
			$196,980		$(174,309)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2019, if close-out netting was exercised (dollars in thousands):

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
UBS AG	$1	$—	$—	$—	$1

*	Collateral is shown on a settlement basis.

Capital Income Builder	25

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended October 31, 2019, the fund reclassified $51,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of October 31, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$459,456
Undistributed long-term capital gains*	1,012,954
Gross unrealized appreciation on investments	15,581,667
Gross unrealized depreciation on investments	(4,867,541)
Net unrealized appreciation on investments	10,714,126
Cost of investments	94,468,302

*	Reflects the utilization of capital loss carryforward of $418,067,000.

26	Capital Income Builder

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended October 31, 2019					Year ended October 31, 2018
				Total						Total
	Ordinary		Long-term	distributions		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$2,281,484		$—	$2,281,484		$2,406,031		$892,642		$3,298,673
Class C	101,725		—	101,725		121,377		61,815		183,192
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	140,835		—	140,835		154,917		59,130		214,047
Class F-2	386,951		—	386,951		350,708		115,706		466,414
Class F-3	158,085		—	158,085		133,976		40,712		174,688
Class 529-A	79,578		—	79,578		82,197		30,755		112,952
Class 529-C	10,942		—	10,942		12,486		6,614		19,100
Class 529-E	2,714		—	2,714		2,915		1,185		4,100
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	4,108		—	4,108		3,529		1,192		4,721
Class R-1	2,552		—	2,552		3,035		1,528		4,563
Class R-2	13,148		—	13,148		14,768		7,308		22,076
Class R-2E	1,399		—	1,399		1,105		420		1,525
Class R-3	27,283		—	27,283		30,165		12,730		42,895
Class R-4	23,544		—	23,544		27,250		10,484		37,734
Class R-5E	892		—	892		551		144		695
Class R-5	10,065		—	10,065		8,841		2,984		11,825
Class R-6	412,411		—	412,411		344,273		105,896		450,169
Total	$3,657,716		$—	$3,657,716		$3,698,124		$1,351,245		$5,049,369

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the year ended October 31, 2019, the investment advisory services fee was $233,696,000, which was equivalent to an annualized rate of 0.229% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide

Capital Income Builder	27

certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	Capital Income Builder

For the year ended October 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$ 162,784	$ 55,019		$ 10,755		Not applicable
Class C	36,267	3,186		1,590		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	9,999	5,229		1,736		Not applicable
Class F-2	Not applicable	11,341		4,434		Not applicable
Class F-3	Not applicable	184		1,756		Not applicable
Class 529-A	5,379	1,729		985		$1,497
Class 529-C	3,895	308		174		262
Class 529-E	408	28		36		54
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	83		48		73
Class R-1	926	97		40		Not applicable
Class R-2	3,534	1,650		205		Not applicable
Class R-2E	275	94		20		Not applicable
Class R-3	4,237	1,305		367		Not applicable
Class R-4	1,659	687		291		Not applicable
Class R-5E	Not applicable	38		10		Not applicable
Class R-5	Not applicable	135		112		Not applicable
Class R-6	Not applicable	3		4,595		Not applicable
Total class-specific expenses	$229,363	$81,116		$27,154		$1,886

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $503,000 in the fund’s statement of operations reflects $450,000 in current fees (either paid in cash or deferred) and a net increase of $53,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2019.

Capital Income Builder	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$3,552,496	59,553	$2,229,973		37,913		$(8,188,440)	(137,533)	$(2,405,971)	(40,067)
Class C	277,740	4,651	99,753		1,697		(1,108,716)	(18,526)	(731,223)	(12,178)
Class T	—	—	—		—		—	—	—	—
Class F-1	459,730	7,687	136,341		2,318		(845,572)	(14,153)	(249,501)	(4,148)
Class F-2	2,791,495	46,685	369,164		6,274		(2,561,483)	(43,118)	599,176	9,841
Class F-3	1,281,185	21,444	149,872		2,541		(1,027,389)	(17,154)	403,668	6,831
Class 529-A	223,594	3,741	79,555		1,352		(387,298)	(6,482)	(84,149)	(1,389)
Class 529-C	41,640	698	10,940		186		(129,261)	(2,160)	(76,681)	(1,276)
Class 529-E	7,418	124	2,712		46		(17,645)	(296)	(7,515)	(126)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	23,330	390	4,106		70		(23,754)	(397)	3,682	63
Class R-1	8,515	142	2,552		44		(34,297)	(572)	(23,230)	(386)
Class R-2	75,314	1,261	13,134		224		(145,970)	(2,447)	(57,522)	(962)
Class R-2E	14,815	249	1,399		24		(9,476)	(159)	6,738	114
Class R-3	126,084	2,110	27,240		464		(232,537)	(3,893)	(79,213)	(1,319)
Class R-4	114,138	1,907	23,506		401		(332,378)	(5,528)	(194,734)	(3,220)
Class R-5E	31,166	520	891		15		(10,825)	(186)	21,232	349
Class R-5	154,463	2,535	10,049		170		(67,579)	(1,126)	96,933	1,579
Class R-6	1,865,535	31,191	412,400		6,994		(481,525)	(8,036)	1,796,410	30,149
Total net increase (decrease)	$11,048,658	184,888	$3,573,587		60,733		$(15,604,145)	(261,766)	$(981,900)	(16,145)

Year ended October 31, 2018

Class A	$3,764,962	61,158	$3,228,495		52,447		$(9,797,230)	(159,923)	$(2,803,773)	(46,318)
Class C	393,400	6,373	179,632		2,907		(1,409,518)	(22,897)	(836,486)	(13,617)
Class T	—	—	—		—		—	—	—	—
Class F-1	740,612	11,996	208,019		3,378		(1,320,599)	(21,562)	(371,968)	(6,188)
Class F-2	3,723,446	60,975	445,452		7,252		(2,454,044)	(40,114)	1,714,854	28,113
Class F-3	1,439,148	23,317	161,440		2,628		(664,682)	(10,878)	935,906	15,067
Class 529-A	406,239	6,515	112,927		1,836		(395,729)	(6,451)	123,437	1,900
Class 529-C	51,231	831	19,097		309		(297,991)	(4,758)	(227,663)	(3,618)
Class 529-E	9,698	157	4,099		67		(17,331)	(282)	(3,534)	(58)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	33,193	548	4,720		77		(18,956)	(309)	18,957	316
Class R-1	11,129	181	4,558		74		(29,786)	(485)	(14,099)	(230)
Class R-2	100,899	1,640	22,035		356		(180,748)	(2,945)	(57,814)	(949)
Class R-2E	19,250	315	1,525		25		(10,753)	(174)	10,022	166
Class R-3	162,374	2,641	42,838		695		(299,777)	(4,887)	(94,565)	(1,551)
Class R-4	152,327	2,480	37,704		613		(233,910)	(3,808)	(43,879)	(715)
Class R-5E	12,196	200	695		12		(2,424)	(40)	10,467	172
Class R-5	61,050	984	11,778		191		(82,755)	(1,341)	(9,927)	(166)
Class R-6	2,073,825	33,633	450,024		7,327		(496,463)	(8,040)	2,027,386	32,920
Total net increase (decrease)	$13,154,979	213,944	$4,935,039		80,194		$(17,712,696)	(288,894)	$377,322	5,244

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $38,093,910,000 and $40,542,063,000, respectively, during the year ended October 31, 2019.

30	Capital Income Builder

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
10/31/2019	$58.01	$1.94	$4.18	$6.12	$(2.14)	$—	$(2.14)	$61.99	10.79%	$65,201		.60%		3.23%
10/31/2018	62.81	1.95	(3.81)	(1.86)	(2.15)	(.79)	(2.94)	58.01	(3.16)	63,346		.58		3.18
10/31/2017	57.48	2.07	5.29	7.36	(2.03)	—	(2.03)	62.81	13.00	71,498		.59		3.43
10/31/2016	57.96	1.91	(.37)	1.54	(2.02)	—	(2.02)	57.48	2.74	69,127		.60		3.34
10/31/2015	60.76	1.97	(2.38)	(.41)	(2.39)	—	(2.39)	57.96	(.69)	70,041		.59		3.31
Class C:
10/31/2019	58.07	1.48	4.19	5.67	(1.67)	—	(1.67)	62.07	9.95	3,401		1.36		2.47
10/31/2018	62.86	1.47	(3.83)	(2.36)	(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		2.39
10/31/2017	57.51	1.59	5.30	6.89	(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		2.64
10/31/2016	57.98	1.46	(.37)	1.09	(1.56)	—	(1.56)	57.51	1.92	5,822		1.40		2.54
10/31/2015	60.77	1.50	(2.39)	(.89)	(1.90)	—	(1.90)	57.98	(1.48)	6,367		1.38		2.51
Class T:
10/31/2019	58.02	2.08	4.18	6.26	(2.28)	—	(2.28)	62.00	11.06 [4]	—	[5]	.36	[4]	3.48	[4]
10/31/2018	62.83	2.09	(3.83)	(1.74)	(2.28)	(.79)	(3.07)	58.02	(2.96)[4]	—	[5]	.36	[4]	3.40	[4]
10/31/2017[6,7]	59.80	1.26	2.83	4.09	(1.06)	—	(1.06)	62.83	6.87 [4,8]	—	[5]	.38	[4,9]	3.59	[4,9]
Class F-1:
10/31/2019	58.00	1.90	4.18	6.08	(2.10)	—	(2.10)	61.98	10.72	4,013		.66		3.17
10/31/2018	62.81	1.91	(3.83)	(1.92)	(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996		.66		3.11
10/31/2017	57.48	2.02	5.30	7.32	(1.99)	—	(1.99)	62.81	12.92	4,716		.67		3.35
10/31/2016	57.96	1.87	(.37)	1.50	(1.98)	—	(1.98)	57.48	2.66	4,338		.67		3.26
10/31/2015	60.77	1.93	(2.39)	(.46)	(2.35)	—	(2.35)	57.96	(.76)	3,987		.65		3.25
Class F-2:
10/31/2019	57.97	2.05	4.19	6.24	(2.26)	—	(2.26)	61.95	11.03	11,155		.39		3.43
10/31/2018	62.78	2.06	(3.82)	(1.76)	(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869		.39		3.37
10/31/2017	57.45	2.18	5.29	7.47	(2.14)	—	(2.14)	62.78	13.22	8,922		.41		3.61
10/31/2016	57.94	2.01	(.36)	1.65	(2.14)	—	(2.14)	57.45	2.93	7,506		.40		3.50
10/31/2015	60.74	2.08	(2.38)	(.30)	(2.50)	—	(2.50)	57.94	(.49)	5,284		.40		3.50
Class F-3:
10/31/2019	58.01	2.12	4.17	6.29	(2.32)	—	(2.32)	61.98	11.12	4,401		.29		3.54
10/31/2018	62.81	2.13	(3.82)	(1.69)	(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723		.29		3.47
10/31/2017[6,10]	58.52	1.66	4.27	5.93	(1.64)	—	(1.64)	62.81	10.23 [8]	3,085		.30	[9]	3.53	[9]
Class 529-A:
10/31/2019	57.99	1.90	4.17	6.07	(2.10)	—	(2.10)	61.96	10.71	2,306		.66		3.17
10/31/2018	62.79	1.91	(3.82)	(1.91)	(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238		.66		3.11
10/31/2017	57.47	2.02	5.29	7.31	(1.99)	—	(1.99)	62.79	12.91	2,304		.67		3.36
10/31/2016	57.94	1.86	(.36)	1.50	(1.97)	—	(1.97)	57.47	2.66	2,143		.69		3.25
10/31/2015	60.74	1.91	(2.38)	(.47)	(2.33)	—	(2.33)	57.94	(.80)	2,170		.68		3.22

See end of table for footnotes.

Capital Income Builder	31

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
10/31/2019	$58.03	$1.46	$4.17	$5.63	$(1.64)	$—	$(1.64)	$62.02	9.89%	$375		1.40%		2.44%
10/31/2018	62.77	1.43	(3.81)	(2.38)	(1.57)	(.79)	(2.36)	58.03	(3.97)	425		1.42		2.33
10/31/2017	57.44	1.56	5.29	6.85	(1.52)	—	(1.52)	62.77	12.06	687		1.44		2.59
10/31/2016	57.91	1.42	(.37)	1.05	(1.52)	—	(1.52)	57.44	1.86	665		1.46		2.48
10/31/2015	60.71	1.45	(2.38)	(.93)	(1.87)	—	(1.87)	57.91	(1.55)	694		1.46		2.44
Class 529-E:
10/31/2019	58.00	1.77	4.18	5.95	(1.97)	—	(1.97)	61.98	10.47	82		.88		2.96
10/31/2018	62.79	1.77	(3.81)	(2.04)	(1.96)	(.79)	(2.75)	58.00	(3.45)	84		.88		2.88
10/31/2017	57.47	1.88	5.29	7.17	(1.85)	—	(1.85)	62.79	12.65	95		.90		3.13
10/31/2016	57.94	1.73	(.36)	1.37	(1.84)	—	(1.84)	57.47	2.42	89		.92		3.02
10/31/2015	60.74	1.77	(2.38)	(.61)	(2.19)	—	(2.19)	57.94	(1.02)	91		.92		2.98
Class 529-T:
10/31/2019	58.02	2.04	4.19	6.23	(2.25)	—	(2.25)	62.00	10.99 [4]	—	[5]	.42	[4]	3.41	[4]
10/31/2018	62.82	2.04	(3.81)	(1.77)	(2.24)	(.79)	(3.03)	58.02	(3.01)[4]	—	[5]	.42	[4]	3.33	[4]
10/31/2017[6,7]	59.80	1.24	2.83	4.07	(1.05)	—	(1.05)	62.82	6.84 [4,8]	—	[5]	.42	[4,9]	3.55	[4,9]
Class 529-F-1:
10/31/2019	58.00	2.04	4.17	6.21	(2.24)	—	(2.24)	61.97	10.98	115		.42		3.41
10/31/2018	62.81	2.04	(3.82)	(1.78)	(2.24)	(.79)	(3.03)	58.00	(3.03)	104		.42		3.33
10/31/2017	57.48	2.16	5.29	7.45	(2.12)	—	(2.12)	62.81	13.17	93		.44		3.58
10/31/2016	57.96	1.99	(.37)	1.62	(2.10)	—	(2.10)	57.48	2.87	75		.46		3.47
10/31/2015	60.76	2.05	(2.38)	(.33)	(2.47)	—	(2.47)	57.96	(.55)	69		.46		3.44
Class R-1:
10/31/2019	58.00	1.47	4.18	5.65	(1.65)	—	(1.65)	62.00	9.89	84		1.39		2.46
10/31/2018	62.80	1.45	(3.82)	(2.37)	(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		2.36
10/31/2017	57.46	1.58	5.30	6.88	(1.54)	—	(1.54)	62.80	12.10	123		1.39		2.63
10/31/2016	57.94	1.46	(.38)	1.08	(1.56)	—	(1.56)	57.46	1.91	134		1.40		2.54
10/31/2015	60.73	1.49	(2.37)	(.88)	(1.91)	—	(1.91)	57.94	(1.48)	146		1.39		2.51
Class R-2:
10/31/2019	58.00	1.47	4.17	5.64	(1.66)	—	(1.66)	61.98	9.91	460		1.38		2.45
10/31/2018	62.79	1.46	(3.82)	(2.36)	(1.64)	(.79)	(2.43)	58.00	(3.93)	487		1.39		2.37
10/31/2017	57.46	1.59	5.28	6.87	(1.54)	—	(1.54)	62.79	12.10	586		1.39		2.64
10/31/2016	57.94	1.45	(.37)	1.08	(1.56)	—	(1.56)	57.46	1.92	628		1.40		2.54
10/31/2015	60.73	1.51	(2.37)	(.86)	(1.93)	—	(1.93)	57.94	(1.44)	680		1.35		2.54
Class R-2E:
10/31/2019	57.77	1.63	4.17	5.80	(1.85)	—	(1.85)	61.72	10.25	50		1.09		2.74
10/31/2018	62.58	1.63	(3.80)	(2.17)	(1.85)	(.79)	(2.64)	57.77	(3.66)	40		1.09		2.67
10/31/2017	57.30	1.72	5.32	7.04	(1.76)	—	(1.76)	62.58	12.44	33		1.08		2.86
10/31/2016	57.88	1.60	(.33)	1.27	(1.85)	—	(1.85)	57.30	2.27	12		1.11		2.80
10/31/2015	60.71	1.75	(2.41)	(.66)	(2.17)	—	(2.17)	57.88	(1.12)	—	[5]	1.00		2.93

32	Capital Income Builder

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-3:
10/31/2019	$58.00	$1.74	$4.17	$5.91	$(1.93)	$—	$(1.93)	$61.98	10.40%	$835		.94%		2.90%
10/31/2018	62.80	1.73	(3.82)	(2.09)	(1.92)	(.79)	(2.71)	58.00	(3.52)	858		.94		2.82
10/31/2017	57.47	1.86	5.29	7.15	(1.82)	—	(1.82)	62.80	12.61	1,026		.94		3.08
10/31/2016	57.95	1.70	(.37)	1.33	(1.81)	—	(1.81)	57.47	2.37	993		.96		2.97
10/31/2015	60.74	1.76	(2.38)	(.62)	(2.17)	—	(2.17)	57.95	(1.04)	994		.94		2.95
Class R-4:
10/31/2019	57.99	1.92	4.17	6.09	(2.11)	—	(2.11)	61.97	10.73	583		.64		3.21
10/31/2018	62.79	1.91	(3.81)	(1.90)	(2.11)	(.79)	(2.90)	57.99	(3.22)	732		.64		3.12
10/31/2017	57.46	2.04	5.29	7.33	(2.00)	—	(2.00)	62.79	12.94	838		.64		3.38
10/31/2016	57.95	1.86	(.35)	1.51	(2.00)	—	(2.00)	57.46	2.68	751		.65		3.24
10/31/2015	60.75	1.94	(2.38)	(.44)	(2.36)	—	(2.36)	57.95	(.74)	603		.64		3.25
Class R-5E:
10/31/2019	57.94	1.98	4.23	6.21	(2.24)	—	(2.24)	61.91	10.97	43		.43		3.31
10/31/2018	62.75	2.03	(3.81)	(1.78)	(2.24)	(.79)	(3.03)	57.94	(3.04)	20		.44		3.32
10/31/2017	57.45	2.18	5.27	7.45	(2.15)	—	(2.15)	62.75	13.18	11		.43		3.60
10/31/2016[6,11]	57.40	1.84	.30	2.14	(2.09)	—	(2.09)	57.45	3.82 [8]	—	[5]	.52	[9]	3.40	[9]
Class R-5:
10/31/2019	58.04	2.08	4.19	6.27	(2.30)	—	(2.30)	62.01	11.07	326		.33		3.47
10/31/2018	62.84	2.10	(3.82)	(1.72)	(2.29)	(.79)	(3.08)	58.04	(2.93)	214		.34		3.42
10/31/2017	57.50	2.22	5.30	7.52	(2.18)	—	(2.18)	62.84	13.29	242		.34		3.69
10/31/2016	57.98	2.11	(.44)	1.67	(2.15)	—	(2.15)	57.50	2.98	208		.37		3.68
10/31/2015	60.79	2.12	(2.40)	(.28)	(2.53)	—	(2.53)	57.98	(.45)	394		.34		3.56
Class R-6:
10/31/2019	58.01	2.12	4.19	6.31	(2.33)	—	(2.33)	61.99	11.12	12,050		.28		3.54
10/31/2018	62.82	2.13	(3.82)	(1.69)	(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528		.29		3.48
10/31/2017	57.49	2.24	5.30	7.54	(2.21)	—	(2.21)	62.82	13.33	8,249		.30		3.72
10/31/2016	57.97	2.08	(.37)	1.71	(2.19)	—	(2.19)	57.49	3.05	6,806		.30		3.62
10/31/2015	60.77	2.14	(2.38)	(.24)	(2.56)	—	(2.56)	57.97	(.40)	5,222		.30		3.60

	Year ended October 31,
Portfolio turnover rate for all share classes[12,13]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	32%	37%	51%	38%	50%
Including mortgage dollar roll transactions	45%	73%	73%	47%	63%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	Annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class R-5E shares began investment operations on November 20, 2015.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

Capital Income Builder	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Capital Income Builder (the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

December 11, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

34	Capital Income Builder

Capital Income Builder

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-05085 and 1933 Act No. 033-12967)

(a)	Articles of Incorporation - Certificate of Trust dated 8/20/2009 – previously filed (see P/E Amendment No. 32 filed 6/30/10 and Amended and Restated Agreement and Declaration of Trust dated 9/12/17 – previously filed (see P/E Amendment No. 52 filed 12/29/17)

(b)	By-laws – Amended and Restated By-laws effective 8/28/18 – previously filed (see P/E Amendment No. 54 filed 12/31/18)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 18 filed 3/13/01)

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 7/1/10 – previously filed (see P/E Amendment No. 54 filed 12/31/18)

(e-1)	Underwriting Contracts – Form of Selling Group Agreement – previously filed (see P/E Amendment No. 52 filed 12/29/17); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 52 filed 12/29/17); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 52 filed 12/29/17); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 52 filed 12/29/17)

(e-2)	Form of Amended and Restated Principal Underwriting Agreement effective 10/30/20

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/20 – previously filed (see P/E Amendment No. 56 filed 12/31/19)

(g)	Custodian Agreements – Form of Global Custody Agreement effective 12/21/06 – previously filed (see P/E Amendment No. 25 filed 12/29/06); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 44 filed 10/30/15)

(h-1)	Other Material Contracts - Form of Indemnification Agreement – previously filed (see P/E Amendment No. 32 filed 6/30/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 32 filed 6/30/10)

(h-2)	Form of Amended and Restated Shareholders Services Agreement effective 10/30/20; and Form of Amended and Restated Administrative Services Agreement effective 10/30/20

(i-1)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 32 filed 6/30/10; P/E Amendment No. 40 filed 8/28/14; P/E Amendment No. 44 filed 10/30/15; P/E Amendment No. 48 filed 12/29/16; and P/E Amendment No. 50 filed 4/6/17)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements – None

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, C, F-1, 529-A, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 7/1/10 – previously filed (see P/E Amendment No. 32 filed 6/30/10); Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 40 filed 8/28/14); and Plans of Distribution for Class T Shares and Class 529-T Shares dated 4/7/17 – previously filed (see P/E Amendment No. 52 filed 12/29/17)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 6/30/20

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2020; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities

(other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)        American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Multi-Sector Income Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Income Builder, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Albert Aguilar, Jr.	Assistant Vice President	None
LAO	C. Thomas Akin II	Regional Vice President	None

LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William C. Anderson	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Luis F. Arocha	Regional Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Regional Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Vice President	None
LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Matthew D. Benton	Vice President	None
LAO	Jerry R. Berg	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Jeffrey E. Blum	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	William G. Bridge	Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None

LAO	Jeffrey R. Brooks	Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Elizabeth S. Brownlow	Assistant Vice President	None
IND	Jennifer A. Bruce	Assistant Vice President	None
LAO	Gary D. Bryce	Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Matthew S. Cameron	Regional Vice President	None
LAO	Anthony J. Camilleri	Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
LAO	Kevin J. Carevic	Regional Vice President	None
LAO	Jason S. Carlough	Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
IND	Gisele L. Carter	Assistant Vice President	None

LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher M. Cefalo	Vice President	None
LAO	Joseph M. Cella	Regional Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Ibrahim Chaudry	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Daniel A. Chodosch	Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew T. Christos	Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None

IND	David A. Clase	Vice President	None
LAO	Jamie A. Claypool	Regional Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
SNO	Brandon J Cone	Assistant Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Greggory J. Cowan	Regional Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
IND	Jill R. Cross	Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None

LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Alexander J. Diorio	Regional Vice President	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Vice President
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
SNO	Melissa A. Dreyer	Assistant Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
SNO	Bryan K. Dunham	Vice President	None
LAO	Sean P. Durkin	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Damian Eckstein	Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None

LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John A. Erickson	Assistant Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Bryan R. Favilla	Regional Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Vice President	None
LAO	Brandon J. Fetta	Assistant Vice President	None
LAO	Kevin H. Folks	Vice President	None
LAO	David R. Ford	Vice President	None
LAO	William E. Ford	Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Daniel Frick	Senior Vice President	None
LAO	Tyler L. Furek	Regional Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Regional Vice President	None
LAO	Brian K. Geiger	Vice President	None
LAO	Leslie B. Geller	Vice President	None

LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
NYO	Joshua H. Gordon	Assistant Vice President, Capital Group Institutional Investment Services Division	None
CHO	Claudette A. Grant	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Assistant Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
SNO	Lori L. Guy	Regional Vice President	None

LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Janna C. Hahn	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Vice President	None
LAO	Brandon S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
IND	Kristin S. Himsel	Vice President	None
LAO	Jennifer M. Hoang	Vice President	None

LAO	Dennis L. Hooper	Regional Vice President	None
LAO	Jessica K. Hooyenga	Regional Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	David K. Hummelberg	Director, Executive Vice President, Chief Operating Officer and Chief Financial Officer	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Assistant Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Brendan M. Jonland	Vice President	None
LAO	Kathryn H. Jordan	Regional Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Wassan M. Kasey	Vice President	None
LAO	John P. Keating	Senior Vice President	None

LAO	David B. Keib	Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Nora A. Kilaghbian	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew P. Laskowski	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Estela R. Levin	Senior Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None

IND	Justin L. Linder	Assistant Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Heather M. Lord	Senior Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter K. Maddox	Regional Vice President	None
LAO	James M. Maher	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Jeffrey N. Malbasa	Regional Vice President	None
LAO	Usma A. Malik	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
LAO	Kristan N. Martin	Regional Vice President	None
CHO	James M. Mathenge	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None

LAO	Scott M. Meade	Senior Vice President	None
LAO	Paulino Medina	Regional Vice President	None
LAO	Christopher J. Meek	Regional Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Conrad F. Metzger	Regional Vice President	None
LAO	Benjamin J. Miller	Regional Vice President	None
LAO	Jennifer M. Miller	Regional Vice President	None
LAO	Jeremy A. Miller	Regional Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Regional Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Robert P. Moffett III	Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
CRDM	Christopher Moore	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Joseph M. Mulcahy	Regional Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
LAO	Christina M. Neal	Assistant Vice President	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
IND	Susan L. Oman	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Vice President	None

LAO	Kristina E. Page	Vice President	None
LAO	Christine M. Papa	Regional Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Regional Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President	None
LAO	Harry A. Phinney	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Senior Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael E. Pollgreen	Assistant Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Regional Vice President	None

LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Ryan E. Radtke	Regional Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Lesley P. Reinhart	Regional Vice President	None
LAO	Michael D. Reynaert	Regional Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
IND	Richard Rhymaun	Vice President	None
LAO	Christopher J. Richardson	Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None

LAO	Shane A. Russell	Senior Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Raj S. Sarai	Vice President	None
LAO	Keith A. Saunders	Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Michael A. Schweitzer	Senior Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connor P. Slein	Regional Vice President	None
LAO	Melissa A. Sloane	Vice President	None
CHO	Jason C. Smith	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
SNO	Stacy D. Smolka	Senior Vice President	None

LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
LAO	Charles V. Sosa	Regional Vice President	None
LAO	Alexander T. Sotiriou	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Vice President	None
LAO	Allison M. Straub	Regional Vice President	None
LAO	Valerie B. Stringer	Regional Vice President	None
LAO	John R. Sulzicki	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Scott E. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Emily R. Tillman	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None

LAO	Jordan A. Trevino	Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Shaun C. Tucker	Senior Vice President	None
LAO	Kate M. Turner	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Idoya Urrutia	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Joe M. Valencia	Regional Vice President	None
LAO	Patrick D. Vance	Vice President	None
LAO	Veronica Vasquez	Assistant Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Srinkanth Vemuri	Senior Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Jayakumar Vijayanathan	Senior Vice President	None
LAO	Julie A. Vogel	Regional Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None
LAO	Connie R. Zeender	Regional Vice President	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of October, 2020.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe

(Donald H. Rolfe, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on October 28, 2020, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ Donald H. Rolfe (Donald H. Rolfe)	Executive Vice President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Gregory F. Niland (Gregory F. Niland)	Treasurer

(3)	Trustees:

	Joseph C. Berenato*	Chairman of the Board (Independent and Non-Executive)
	Mary Anne Dolan*	Trustee
	John G. Freund*	Trustee
	Pedro J. Greer, Jr.*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Leonade D. Jones*	Trustee
	Winnie Kwan*	President and Trustee
	Sung Lee*	Trustee
	Earl Lewis, Jr.*	Trustee
	Christopher E. Stone*	Trustee

*By /s/ Michael W. Stockton (Michael W. Stockton, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Clara K. Wee

(Clara K. Wee, Counsel)

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 8th day of November, 2019.

(City, State)

/s/ Joseph C. Berenato

Joseph C. Berenato, Board member

POWER OF ATTORNEY

I, Mary Anne Dolan, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Mary Anne Dolan

Mary Anne Dolan, Board member

POWER OF ATTORNEY

I, John G. Freund, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ John G. Freund

John G. Freund, Board member

POWER OF ATTORNEY

I, Pedro J. Greer, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Pedro J. Greer, Jr.

Pedro J. Greer, Jr., Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, Winnie Kwan, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Hong Kong, China, this 1st day of January, 2019.

(City, State)

/s/ Winnie Kwan

Winnie Kwan, Board member

POWER OF ATTORNEY

I, Sung Lee, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Singapore, this 1st day of January, 2019.

(City, State)

/s/ Sung Lee

Sung Lee, Board member

POWER OF ATTORNEY

I, Earl Lewis, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Earl Lewis, Jr.

Earl Lewis, Jr., Board member

POWER OF ATTORNEY

I, Christopher E. Stone, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Brooklyn, New York, this 9th day of June, 2020.

(City, State)

/s/ Christopher E. Stone

Christopher E. Stone, Board member